UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2007

Date of reporting period: January 31, 2007

Item 1. Reports to Stockholders.

iSHARES GOLDMAN SACHS SERIES

iSHARES NYSE SERIES

2007 Semi-Annual Report to Shareholders – January 31, 2007

iShares Goldman Sachs Technology Index Fund

iShares Goldman Sachs Networking Index Fund

iShares Goldman Sachs Semiconductor Index Fund

iShares Goldman Sachs Software Index Fund

iShares Goldman Sachs Natural Resources Index Fund

iShares NYSE Composite Index Fund

iShares NYSE 100 Index Fund

iSharesTM

Fund Performance Overview

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

Performance as of January 31, 2007

The iShares Goldman Sachs Technology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Sector Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded technology-related stocks. The Index includes companies in the following categories: producers of sophisticated computer-related devices; electronics networking and internet services; producers of computer and internet software; consultants for information technology; and providers of computer services. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2007, the Fund returned 21.76%, while the Index returned 22.07%.

Average Annual Total Returns
Year Ended 1/31/07			Five Years Ended 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.29%	6.36%	6.79%	0.90%	0.93%	1.40%	(1.25)%	(1.26)%	(0.76)%

Cumulative Total Returns
Year Ended 1/31/07			Five Years Ended 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.29%	6.36%	6.79%	4.59%	4.75%	7.21%	(7.14)%	(7.18)%	(4.42)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/13/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/19/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/07
Industry	Percentage of Net Assets
Computers	25.15%
Software	22.74
Semiconductors	17.22
Telecommunications	16.11
Internet	12.30
Electronics	2.70
Commercial Services	2.29
Electrical Components & Equipment	0.51
Distribution & Wholesale	0.34
Leisure Time	0.18
Machinery	0.16
Entertainment	0.05
Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/07
Security	Percentage of Net Assets
Microsoft Corp.	8.99%
Cisco Systems Inc.	6.63
International Business Machines Corp.	6.14
Intel Corp.	4.97
Hewlett-Packard Co.	4.88
Google Inc. Class A	4.61
Oracle Corp.	3.67
Apple Inc.	3.01
QUALCOMM Inc.	2.56
Dell Inc.	2.27

TOTAL	47.73%

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

Performance as of January 31, 2007

The iShares Goldman Sachs Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Multimedia Networking Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded multimedia networking stocks. The Index includes companies that are producers of telecom equipment, data networking and wireless equipment. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2007, the Fund returned 21.94%, while the Index returned 24.84%.

Average Annual Total Returns
Year Ended 1/31/07			Five Years Ended 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.03)%	(7.12)%	(4.47)%	1.58%	1.62%	2.12%	(2.24)%	(2.26)%	(1.58)%

Cumulative Total Returns
Year Ended 1/31/07			Five Years Ended 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.03)%	(7.12)%	(4.47)%	8.14%	8.37%	11.08%	(11.87)%	(11.95)%	(8.49)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/07
Industry	Percentage of Net Assets
Telecommunications	68.48%
Semiconductors	20.01
Computers	9.82
Internet	1.89
Short-Term and Other Net Assets	(0.20)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/07
Security	Percentage of Net Assets
Cisco Systems Inc.	9.22%
Corning Inc.	8.62
Research in Motion Ltd.	8.52
Broadcom Corp. Class A	8.07
QUALCOMM Inc.	7.75
Motorola Inc.	7.55
Nortel Networks Corp.	4.81
Marvell Technology Group Ltd.	4.69
Juniper Networks Inc.	4.66
Avaya Inc.	3.58

TOTAL	67.47%

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

Performance as of January 31, 2007

The iShares Goldman Sachs Semiconductor Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Semiconductor Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S-traded semiconductor stocks. The Index includes companies that are producers of capital equipment or manufacturers of wafers and chips. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2007, the Fund returned 9.66%, while the Index returned 9.94%.

Average Annual Total Returns
Year Ended 1/31/07			Five Years Ended 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.37)%	(8.36)%	(7.92)%	(2.57)%	(2.51)%	(2.11)%	(1.33)%	(1.34)%	(0.89)%

Cumulative Total Returns
Year Ended 1/31/07			Five Years Ended 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.37)%	(8.36)%	(7.92)%	(12.19)%	(11.92)%	(10.14)%	(7.17)%	(7.21)%	(4.83)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/07
Industry	Percentage of Net Assets
Semiconductors	84.50%
Telecommunications	8.85
Electrical Components & Equipment	3.37
Computers	2.46
Electronics	0.43
Software	0.32
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/07
Security	Percentage of Net Assets
Texas Instruments Inc.	9.20%
Intel Corp.	8.88
Motorola Inc.	8.12
Applied Materials Inc.	6.65
STMicroelectronics NV NYS	4.61
Broadcom Corp. Class A	4.07
ASML Holding NV NYS	3.37
MEMC Electronic Materials Inc.	3.15
Analog Devices Inc.	3.05
NVIDIA Corp.	2.93

TOTAL	54.03%

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

Performance as of January 31, 2007

The iShares Goldman Sachs Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Software Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded software-related stocks. The Index includes companies that are producers of client/server applications, enterprise software, internet software, PC and entertainment software. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2007, the Fund returned 19.32%, while the Index returned 19.36%.

Average Annual Total Returns
Year Ended 1/31/07			Five Years Ended 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.26%	7.34%	7.54%	(0.37)%	(0.34)%	0.15%	(1.50)%	(1.50)%	(0.98)%

Cumulative Total Returns
Year Ended 1/31/07			Five Years Ended 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.26%	7.34%	7.54%	(1.84)%	(1.67)%	0.75%	(8.06)%	(8.06)%	(5.33)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/07
Industry	Percentage of Net Assets
Software	74.90%
Internet	16.52
Computers	5.03
Telecommunications	2.96
Entertainment	0.54
Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/07
Security	Percentage of Net Assets
Microsoft Corp.	8.96%
Adobe Systems Inc.	8.62
Oracle Corp.	8.21
Symantec Corp.	7.13
Electronic Arts Inc.	6.61
CA Inc.	5.54
Intuit Inc.	4.65
Autodesk Inc.	4.34
BMC Software Inc.	3.03
Amdocs Ltd.	2.96

TOTAL	60.05%

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

Performance as of January 31, 2007

The iShares Goldman Sachs Natural Resources Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Natural Resources Sector Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded natural resource-related stocks. The Index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2007, the Fund declined 0.21%, while the Index returned 0.00%.

Average Annual Total Returns
Year Ended 1/31/07			Five Years Ended 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.21%	1.27%	1.65%	18.33%	18.34%	18.89%	16.89%	16.89%	17.41%

Cumulative Total Returns
Year Ended 1/31/07			Five Years Ended 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.21%	1.27%	1.65%	131.96%	132.09%	137.54%	127.90%	127.94%	133.32%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/22/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/07
Industry	Percentage of Net Assets
Oil & Gas	64.39%
Mining	13.22
Oil & Gas Services	11.90
Pipelines	4.10
Forest Products & Paper	3.83
Coal	1.22
Engineering & Construction	0.34
Chemicals	0.28
Iron & Steel	0.15
Packaging & Containers	0.14
Electrical Components & Equipment	0.13
Manufacturing	0.08
Energy – Alternate Sources	0.07
Short - Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/07
Security	Percentage of Net Assets
Chevron Corp.	8.21%
Exxon Mobil Corp.	8.11
BP PLC ADR	7.08
ConocoPhillips	6.34
Schlumberger Ltd.	4.34
EnCana Corp.	2.31
Occidental Petroleum Corp.	2.16
Suncor Energy Inc.	1.99
Valero Energy Corp.	1.96
Marathon Oil Corp.	1.82

TOTAL	44.32%

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of January 31, 2007

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index® (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and tracking stocks listed on the NYSE. The securities in the Index represent a broad spectrum of large-, mid- and small-capitalization companies. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2007, the Fund returned 13.20%, while the Index returned 13.38%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/07			Inception to 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.42%	16.51%	16.69%	14.85%	14.89%	15.19%	48.25%	48.39%	49.41%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/30/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/07
Sector	Percentage of Net Assets
Financial	25.92%
Consumer Non-Cyclical	17.51
Energy	12.43
Communications	10.26
Industrial	10.11
Consumer Cyclical	8.66
Basic Materials	5.17
Utilities	4.75
Technology	4.39
Diversified	0.64
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.12%
General Electric Co.	1.84
Citigroup Inc.	1.35
Bank of America Corp.	1.17
AT&T Inc.	1.16
HSBC Holdings PLC ADR	1.02
BP PLC ADR	1.02
Procter & Gamble Co.	1.02
Toyota Motor Corp. ADR	0.99
Johnson & Johnson	0.95

TOTAL	12.64%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® NYSE 100 INDEX FUND

Performance as of January 31, 2007

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S.100 Index® (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2007, the Fund returned 11.69%, while the Index returned 11.82%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/07			Inception to 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.92%	15.56%	16.17%	9.93%	9.95%	10.18%	30.94%	31.00%	31.68%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/29/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/07
Sector	Percentage of Net Assets
Financial	25.27%
Consumer Non-Cyclical	24.50
Energy	13.35
Industrial	12.58
Communications	9.59
Consumer Cyclical	6.01
Technology	5.07
Utilities	2.00
Basic Materials	1.55
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.90%
General Electric Co.	5.12
Citigroup Inc.	3.74
Bank of America Corp.	3.23
AT&T Inc.	3.22
Procter & Gamble Co.	2.82
Johnson & Johnson	2.65
Pfizer Inc.	2.58
Altria Group Inc.	2.47
JPMorgan Chase & Co.	2.42

TOTAL	34.15%

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/06)	Ending Account Value (1/31/07)	Annualized Expense Ratio	Expenses Paid During Period [a] (8/1/06 to 1/31/07)
Goldman Sachs Technology
Actual	$1,000.00	$1,217.60	0.48%	$2.68
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45
Goldman Sachs Networking
Actual	1,000.00	1,219.40	0.48	2.69
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45
Goldman Sachs Semiconductor
Actual	1,000.00	1,096.60	0.48	2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45
Goldman Sachs Software
Actual	1,000.00	1,193.20	0.48	2.65
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (8/1/06)	Ending Account Value (1/31/07)	Annualized Expense Ratio	Expenses Paid During Period [a] (8/1/06 to 1/31/07)
Goldman Sachs Natural Resources
Actual	$1,000.00	$997.90	0.48%	$2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45
NYSE Composite
Actual	1,000.00	1,132.00	0.25	1.34
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
NYSE 100
Actual	1,000.00	1,116.90	0.20	1.07
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.75%
COMMERCIAL SERVICES – 2.29%
Accenture Ltd.	79,623	$3,005,768
BearingPoint Inc.[a]	27,481	220,123
ChoicePoint Inc.[a]	10,869	418,348
Convergys Corp.[a]	18,779	489,005
Euronet Worldwide Inc.[a]	5,085	146,753
Hewitt Associates Inc. Class Aa	15,117	407,252
Net 1 UEPS Technologies Inc.[a]	6,877	186,367
SAIC Inc.[a]	11,757	218,092
Western Union Co.	104,267	2,329,325
Wright Express Corp.[a]	5,511	170,125

		7,591,158
COMPUTERS – 25.15%
Affiliated Computer Services Inc. Class Aa	15,260	747,587
Apple Inc.[a]	116,247	9,965,855
BISYS Group Inc. (The)[a]	16,420	209,683
Brocade Communications Systems Inc.[a]	49,427	424,084
CACI International Inc. Class Aa	4,180	196,585
Cadence Design Systems Inc.[a]	37,808	714,571
Ceridian Corp.[a]	18,963	568,321
Cognizant Technology Solutions Corp.[a]	19,325	1,648,229
Computer Sciences Corp.[a]	23,402	1,227,669
Dell Inc.[a]	309,600	7,507,800
DST Systems Inc.[a]	9,012	635,166
Electronic Data Systems Corp.	70,477	1,854,250
Electronics For Imaging Inc.[a]	7,748	178,591
EMC Corp.[a]	300,180	4,199,518
Gateway Inc.[a]	52,280	107,174
Henry (Jack) & Associates Inc.	12,367	263,912
Hewlett-Packard Co.	373,238	16,153,741
Imation Corp.	4,747	206,542
International Business Machines Corp.	205,265	20,352,025
Komag Inc.[a]	4,232	144,396
Kronos Inc.[a]	4,316	164,008
Lexmark International Inc. Class Aa	13,345	841,135
Logitech International SA ADR[a]	26,109	761,861
Mentor Graphics Corp.[a]	11,297	210,124
Network Appliance Inc.[a]	50,742	1,907,899
Palm Inc.[a]	14,172	195,999
Perot Systems Corp. Class Aa	16,258	265,656
Research in Motion Ltd.[a]	25,051	3,201,017
Riverbed Technology Inc.[a,b]	9,006	275,584
SanDisk Corp.[a]	30,764	1,236,713
Seagate Technology	78,234	2,119,359
SRA International Inc. Class Aa	5,704	144,311
Sun Microsystems Inc.[a]	479,634	3,184,770
Synopsys Inc.[a]	19,232	511,571
Unisys Corp.[a]	46,968	404,864
Western Digital Corp.[a]	30,213	592,175

		83,322,745
DISTRIBUTION & WHOLESALE – 0.34%
CDW Corp.	10,682	685,464
Ingram Micro Inc. Class Aa	22,573	440,399

		1,125,863
ELECTRICAL COMPONENTS & EQUIPMENT – 0.51%
ASML Holding NV NYS[a]	66,307	1,692,155

		1,692,155
ELECTRONICS – 2.70%
Agilent Technologies Inc.[a]	55,689	1,782,048
Amphenol Corp. Class A	11,905	806,207
Arrow Electronics Inc.[a]	16,660	587,265
Avnet Inc.[a]	19,998	620,938
AVX Corp.	23,463	339,040
Benchmark Electronics Inc.[a]	8,825	199,886
Celestica Inc.[a]	26,911	160,390
Cymer Inc.[a]	5,062	213,768
Flextronics International Ltd.[a]	79,077	919,665
Jabil Circuit Inc.	28,929	694,007
Nam Tai Electronics Inc.	6,044	81,715
National Instruments Corp.	10,931	314,922
PerkinElmer Inc.	16,761	400,085
Plexus Corp.[a]	6,299	105,823
Sanmina-SCI Corp.[a]	72,641	254,243
Solectron Corp.[a]	123,080	400,010
Tektronix Inc.	11,241	317,783
Trimble Navigation Ltd.[a]	7,578	428,763
Vishay Intertechnology Inc.[a]	23,185	304,651

		8,931,209

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2007

Security	Shares	Value
ENTERTAINMENT – 0.05%
Macrovision Corp.[a]	6,988	$172,813

		172,813
INTERNET – 12.30%
Akamai Technologies Inc.[a]	21,315	1,197,477
Amazon.com Inc.[a]	56,128	2,114,342
Avocent Corp.[a]	6,929	239,328
Check Point Software Technologies Ltd.[a]	33,295	794,419
CheckFree Corp.[a]	12,064	499,812
CNET Networks Inc.[a]	20,440	187,026
Digital Insight Corp.[a]	4,420	171,894
Digital River Inc.[a]	5,480	280,466
EarthLink Inc.[a]	16,724	122,252
eBay Inc.[a]	190,033	6,155,169
Equinix Inc.[a]	3,979	334,515
Expedia Inc.[a]	41,633	893,028
F5 Networks Inc.[a]	5,523	394,563
Google Inc. Class Aa	30,440	15,259,572
IAC/InterActiveCorp[a]	36,529	1,402,714
McAfee Inc.[a]	21,742	636,171
NetFlix Inc.[a,b]	9,333	212,792
Openwave Systems Inc.[a]	12,879	113,593
Priceline.com Inc.[a]	4,963	211,523
RealNetworks Inc.[a]	22,035	235,113
Symantec Corp.[a]	127,814	2,263,586
TIBCO Software Inc.[a]	28,791	267,180
ValueClick Inc.[a]	13,332	340,233
VeriSign Inc.[a]	33,407	798,427
WebEx Communications Inc.[a]	6,666	247,175
Websense Inc.[a]	6,182	133,840
Yahoo! Inc.[a]	185,418	5,249,184

		40,755,394
LEISURE TIME – 0.18%
Sabre Holdings Corp.	18,041	582,905

		582,905
MACHINERY – 0.16%
Intermec Inc.[a]	8,479	203,750
Zebra Technologies Corp. Class Aa	9,599	332,797

		536,547
SEMICONDUCTORS – 17.22%
Advanced Micro Devices Inc.[a]	74,761	1,162,534
Agere Systems Inc.[a]	23,134	465,919
Altera Corp.[a]	49,312	988,706
AMIS Holdings Inc.[a]	12,002	124,101
Amkor Technology Inc.[a]	24,284	255,711
Analog Devices Inc.	46,605	1,526,314
Applied Materials Inc.	188,047	3,334,073
Applied Micro Circuits Corp.[a]	40,860	140,558
ASE Test Ltd.[a]	13,580	149,516
Atmel Corp.[a]	66,354	396,797
Broadcom Corp. Class Aa	63,878	2,038,986
Conexant Systems Inc.[a]	65,847	122,475
Cree Inc.[a]	10,520	161,798
Cypress Semiconductor Corp.[a]	19,619	361,971
Emulex Corp.[a]	11,747	208,509
Entegris Inc.[a]	18,190	195,179
Fairchild Semiconductor International Inc. Class Aa	16,711	297,623
FormFactor Inc.[a]	6,380	259,347
Integrated Device Technology Inc.[a]	27,078	409,690
Intel Corp.	785,722	16,468,733
International Rectifier Corp.[a]	9,839	410,581
Intersil Corp. Class A	18,819	443,376
KLA-Tencor Corp.	27,128	1,335,511
Lam Research Corp.[a]	19,417	889,493
Linear Technology Corp.	40,736	1,260,779
LSI Logic Corp.[a]	54,600	513,240
Marvell Technology Group Ltd.[a]	79,756	1,458,737
Maxim Integrated Products Inc.	43,705	1,346,114
MEMC Electronic Materials Inc.[a]	30,290	1,587,196
Micrel Inc.[a]	10,686	108,035
Microchip Technology Inc.	29,404	1,022,083
Micron Technology Inc.[a]	102,806	1,331,338
Microsemi Corp.[a]	9,700	176,540
MKS Instruments Inc.[a]	7,695	168,290
National Semiconductor Corp.	43,757	1,012,099
Novellus Systems Inc.[a]	16,843	519,270
NVIDIA Corp.[a]	48,039	1,472,395
OmniVision Technologies Inc.[a,b]	7,335	84,646
ON Semiconductor Corp.[a]	44,363	370,875

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2007

Security	Shares	Value
PMC-Sierra Inc.[a]	28,612	$180,256
QLogic Corp.[a]	21,487	393,212
Rambus Inc.[a]	14,011	260,464
Semtech Corp.[a]	9,940	136,178
Silicon Image Inc.[a]	11,646	140,800
Silicon Laboratories Inc.[a]	7,442	238,963
SiRF Technology Holdings Inc.[a]	7,080	207,869
Skyworks Solutions Inc.[a]	21,964	144,303
Spansion Inc. Class Aa	17,585	225,616
STMicroelectronics NV NYS	123,383	2,310,964
Teradyne Inc.[a]	25,865	385,388
Texas Instruments Inc.	202,266	6,308,677
Varian Semiconductor Equipment Associates Inc.[a]	7,506	308,872
Xilinx Inc.	45,817	1,113,353
Zoran Corp.[a]	6,686	93,403

		57,027,456
SOFTWARE – 22.74%
Activision Inc.[a]	38,209	650,699
Acxiom Corp.	10,591	240,416
Adobe Systems Inc.[a]	79,603	3,094,169
Advent Software Inc.[a]	3,773	134,885
ANSYS Inc.[a]	5,256	262,222
Autodesk Inc.[a]	31,576	1,380,503
Automatic Data Processing Inc.	75,032	3,580,527
Avid Technology Inc.[a]	5,589	206,793
BEA Systems Inc.[a]	53,420	658,669
BMC Software Inc.[a]	27,949	961,166
CA Inc.	71,725	1,760,849
Citrix Systems Inc.[a]	24,609	779,367
Cognos Inc.[a]	12,233	527,609
Compuware Corp.[a]	48,010	430,650
CSG Systems International Inc.[a]	6,468	162,217
Electronic Arts Inc.[a]	42,034	2,101,700
Fair Isaac Corp.	8,571	341,297
Fidelity National Information Services Inc.	39,860	1,694,847
First Data Corp.	104,348	2,594,091
Fiserv Inc.[a]	23,597	1,240,494
Global Payments Inc.	10,928	412,641
Hyperion Solutions Corp.[a]	7,975	336,704
Informatica Corp.[a]	11,677	146,663
Intuit Inc.[a]	47,051	1,479,754
Keane Inc.[a]	7,963	96,910
Lawson Software Inc.[a]	25,564	191,986
MasterCard Inc. Class A	10,855	1,210,875
Microsoft Corp.	964,687	29,770,241
Midway Games Inc.[a,b]	12,639	88,347
NAVTEQ Corp.[a]	12,726	451,518
Novell Inc.[a]	46,214	335,051
Nuance Communications Inc.[a]	23,037	265,386
Open Text Corp.[a]	6,867	128,962
Oracle Corp.[a]	708,022	12,149,657
Parametric Technology Corp.[a]	15,219	301,641
Paychex Inc.	51,841	2,074,158
Quest Software Inc.[a]	13,845	206,706
Red Hat Inc.[a]	26,056	592,253
Salesforce.com Inc.[a]	15,467	677,919
Sybase Inc.[a]	12,419	321,528
Take-Two Interactive Software Inc.[a,b]	9,892	171,923
THQ Inc.[a]	8,768	265,670
Transaction Systems Architects Inc. Class Aa	5,119	185,052
Trident Microsystems Inc.[a]	7,791	162,598
VeriFone Holdings Inc.[a]	9,273	370,642
Wind River Systems Inc.[a]	11,769	116,748

		75,314,703
TELECOMMUNICATIONS – 16.11%
ADC Telecommunications Inc.[a]	15,982	257,949
ADTRAN Inc.	9,644	213,711
Amdocs Ltd.[a]	27,149	941,527
Andrew Corp.[a]	21,771	231,208
Arris Group Inc.[a]	14,701	209,048
Atheros Communications Inc.[a]	7,178	170,549
Avaya Inc.[a]	62,275	798,988
Black Box Corp.	2,387	98,058
Ciena Corp.[a]	11,508	323,260
Cisco Systems Inc.[a]	826,332	21,972,168
Corning Inc.[a]	213,203	4,443,151
Crown Castle International Corp.[a]	39,866	1,401,689
Foundry Networks Inc.[a]	19,863	287,418
Harris Corp.	18,277	928,837

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2007

Security	Shares or Principal	Value
InterDigital Communications Corp.[a]	7,176	$248,935
JDS Uniphase Corp.[a]	27,891	495,902
Juniper Networks Inc.[a]	77,097	1,396,998
Motorola Inc.	329,384	6,538,272
Nortel Networks Corp.[a]	59,093	1,581,920
Polycom Inc.[a]	12,098	406,735
Powerwave Technologies Inc.[a]	17,743	103,619
QUALCOMM Inc.	225,225	8,481,973
RF Micro Devices Inc.[a]	26,250	202,650
Sonus Networks Inc.[a]	34,427	249,251
Sycamore Networks Inc.[a]	38,305	142,878
Syniverse Holdings Inc.[a]	9,372	137,581
Tekelec[a]	9,298	143,189
Tellabs Inc.[a]	60,209	606,305
3Com Corp.[a]	54,072	210,881
UTStarcom Inc.[a,b]	16,532	145,978

		53,370,628

TOTAL COMMON STOCKS (Cost: $349,342,253)		330,423,576

SHORT-TERM INVESTMENTS – 0.38%
CERTIFICATES OF DEPOSIT[c] – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$10,688	10,688
Washington Mutual Bank
5.33%, 03/19/07	13,360	13,360

		24,048
COMMERCIAL PAPER[c] – 0.05%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07[d]	5,617	5,564
Aspen Funding Corp.
5.26%, 02/21/07[d]	3,474	3,463
BNP Paribas Finance Inc.
5.12%, 06/06/07	1,870	1,837
Cantabric Finance LLC
5.25%, 03/06/07[d]	4,275	4,255
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07[d]	6,306	6,256

Security	Principal	Value
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	$6,173	$6,024
Curzon Funding LLC
5.24%, 02/27/07[d]	2,931	2,920
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	2,215	2,193
Eureka Securitization
5.26%, 02/09/07[d]	6,680	6,672
Five Finance Inc.
5.22%, 04/20/07[d]	2,458	2,430
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	9,352	9,154
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	8,764	8,718
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	10,421	10,250
Irish Permanent Treasury PLC
5.18%, 07/10/07	2,672	2,611
Lexington Parker Capital Co. LLC
5.18% - 5.26%, 02/14/07 - 07/25/07[d]	14,915	14,756
Lockhart Funding LLC
5.28%, 02/09/07[d]	5,344	5,338
Nationwide Building Society
5.21%, 04/13/07	5,077	5,025
Nestle Capital Corp.
5.19%, 08/09/07	3,206	3,119
Norddeutsche Landesbank
5.27%, 02/15/07	5,077	5,066
Polonius Inc.
5.26%, 02/20/07	1,511	1,507
Sedna Finance Inc.
5.22%, 04/17/07[d]	3,046	3,013
Simba Funding Corp.
5.20%, 07/23/07[d]	5,344	5,211
Societe Generale
5.18%, 05/16/07	13,360	13,160
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07[d]	13,560	13,489

18	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2007

Security	Shares or Principal	Value
Thornburg Mortgage Capital Resources
5.28% - 5.30%, 02/21/07 - 03/12/07[d]	$6,584	$6,553
Three Pillars Funding Corp.
5.26%, 02/14/07[d]	3,123	3,117
Westpac Banking Corp.
5.20%, 07/12/07[d]	4,810	4,698
Zela Finance Inc.
5.20%, 07/16/07[d]	3,206	3,130

		159,529
MEDIUM-TERM NOTES[c] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	1,336	1,336
Cullinan Finance Corp.
5.71%, 06/28/07[d]	4,008	4,008
K2 USA LLC
5.39%, 06/04/07[d]	4,008	4,008
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	6,253	6,253

		15,605
MONEY MARKET FUNDS – 0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[e,f]	491,810	491,810

		491,810
REPURCHASE AGREEMENTS[c] – 0.04%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $10,690 (collateralized by non-U.S. Government debt securities, value $11,019, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$10,688	10,688
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $8,017 (collateralized by U.S. Government obligations, value $8,184, 4.00% to 6.50%, 12/1/08 to 2/1/37).	8,016	8,016

Security	Principal	Value
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $534 (collateralized by non-U.S. Government debt securities, value $562, 5.43%, 3/15/08).	$534	$534
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $18,707 (collateralized by non-U.S. Government debt securities, value $20,160, 0.00% to 6.30%, 5/27/33 to 10/25/46).	18,704	18,704
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $5,879 (collateralized by non-U.S. Government debt securities, value $6,335, 0.00% to 6.30%, 5/27/33 to 10/25/46).	5,878	5,878
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $3,206 (collateralized by non-U.S. Government debt securities, value $3,456, 0.00% to 6.30%, 5/27/33 to 10/25/46).	3,206	3,206
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $10,690 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $11,096, 0.00% to 11.00%, 2/8/07 to 5/25/46).	10,688	10,688
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $4,656 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $4,831, 0.00% to 11.00%, 2/8/07 to 5/25/46).	4,655	4,655

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2007

Security	Principal	Value
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $3,206 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $3,329, 0.00% to 11.00%, 2/8/07 to 5/25/46).	$3,206	$3,206
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $25,121 (collateralized by non-U.S. Government debt securities, value $27,696, 2.35% to 6.27%, 10/1/33 to 12/14/36).	25,117	25,117
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $2,672 (collateralized by non-U.S. Government debt securities, value $2,808, 0.00% to 5.95%, 12/1/29 to 6/1/46).	2,672	2,672
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $1,336 (collateralized by non-U.S. Government debt securities, value $1,404, 6.38% to 9.75%, 5/15/09 to 6/15/32).	1,336	1,336
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $8,017 (collateralized by non-U.S. Government debt securities, value $8,358, 2.28% to 11.19%, 3/20/07 to 12/15/66).	8,016	8,016
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $5,345 (collateralized by non-U.S. Government debt securities, value $5,515, 0.00% to 10.13%, 8/16/07 to 7/1/26).	5,344	5,344
Morgan Stanley 5.36%, due 2/1/07, maturity value $5,345 (collateralized by non-U.S. Government debt securities, value $6,113, 0.00% to 10.00%, 2/1/07 to 1/31/37).	5,344	5,344
Morgan Stanley 5.51%, due 6/4/07, maturity value $3,812 (collateralized by non-U.S. Government debt securities, value $5,025, 0.00% to 10.00%, 2/1/07 to 1/31/37).[g]	3,741	3,741
Wachovia Capital 5.38%, due 2/1/07, maturity value $17,104 (collateralized by non-U.S. Government debt securities, value $17,973, 0.00% to 8.31%, 2/15/08 to 8/15/48).	17,101	17,101

		134,246
TIME DEPOSITS[c] – 0.01%
Dexia Credit Local
5.28%, 02/01/07	543	543
Societe Generale
5.28%, 02/01/07	10,688	10,688
UBS AG
5.28%, 02/01/07	8,016	8,016

		19,247
VARIABLE & FLOATING RATE NOTES[c] – 0.12%
Allstate Life Global Funding II
5.30% - 5.40%, 11/02/07 - 02/15/08[d]	13,681	13,683
American Express Bank
5.29%, 02/28/07	5,344	5,344
American Express Centurion Bank
5.41%, 07/19/07	5,878	5,882
American Express Credit Corp.
5.42%, 07/05/07	1,603	1,604

20	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2007

Security	Principal	Value
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	$470	$470
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[d]	4,008	4,008
ASIF Global Financing
5.41%, 05/03/07[d]	534	534
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08[d]	3,474	3,474
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[d]	7,749	7,749
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	13,627	13,628
BMW US Capital LLC
5.32%, 01/15/08[d]	5,344	5,344
BNP Paribas
5.35%, 11/19/07[d]	9,886	9,886
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	3,901	3,901
CC USA Inc.
5.36%, 07/30/07[d]	2,672	2,672
Commodore CDO Ltd.
5.44%, 12/12/07[d]	1,336	1,336
Credit Agricole SA
5.33%, 11/23/07	5,344	5,344
Cullinan Finance Corp.
5.36%, 04/25/07[d]	1,336	1,336
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	600	600
DEPFA Bank PLC
5.40%, 12/14/07[d]	5,344	5,344
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	6,146	6,146
Eli Lilly Services Inc.
5.32%, 12/31/07[d]	3,567	3,567
Fifth Third Bancorp
5.32%, 01/23/08[d]	10,688	10,688
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	3,474	3,473
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 01/24/08[d]	5,611	5,611
Granite Master Issuer PLC
5.29%, 08/20/07[d]	18,704	18,704
Harrier Finance Funding LLC
5.12% - 5.37%, 06/06/07 - 08/15/07[d]	12,291	12,196
Hartford Life Global Funding Trust
5.34% - 5.40%, 07/13/07 - 01/15/08	8,016	8,017
HBOS Treasury Services PLC
5.46%, 10/24/07[d]	5,344	5,344
Holmes Financing PLC
5.29%, 07/16/07[d]	9,352	9,352
JPMorgan Chase & Co.
5.30% - 5.45%, 07/27/07 - 02/01/08[g]	14,696	14,696
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	4,008	4,008
Kestrel Funding LLC
5.30%, 07/11/07[d]	2,138	2,138
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	3,206	3,206
Leafs LLC
5.32%, 02/20/07 - 01/22/08[d]	6,771	6,772
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	5,878	5,879
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	1,884	1,884
Marshall & Ilsley Bank
5.32%, 01/15/08	2,939	2,939
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	9,671	9,672

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2007

Security	Principal	Value
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	$5,878	$5,878
Metropolitan Life Global Funding I
5.33%, 08/06/07[d]	8,016	8,016
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	534	534
Mound Financing PLC
5.29%, 05/08/07[d]	5,023	5,023
Natexis Banques Populaires
5.33% - 5.37%, 02/05/07 - 02/08/08[d]	19,239	19,238
National City Bank of Indiana
5.35%, 05/21/07	2,672	2,672
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/07/08[d]	17,635	17,637
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	5,357	5,357
Northern Rock PLC
5.36%, 08/03/07[d]	6,413	6,413
Northlake CDO I
5.42%, 09/06/07[d]	1,603	1,603
Pricoa Global Funding I
5.31%, 01/25/08	7,214	7,214
Principal Life Global Funding I
5.78%, 02/08/07[d]	2,405	2,405
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07[d]	7,749	7,749
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08[d]	5,344	5,344
Strips III LLC
5.37%, 07/24/07[d]	1,122	1,122
SunTrust Bank
5.30%, 05/01/07	5,344	5,344
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	13,039	13,039
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	8,818	8,818
Wachovia Asset Securitization Inc.
5.31%, 02/25/07[d]	6,268	6,268
Wachovia Bank N.A.
5.36%, 05/22/07	10,688	10,688
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	4,008	4,009
Wells Fargo & Co.
5.33%, 11/15/07[d]	2,672	2,672
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	4,008	4,009
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	16,032	16,031
Wind Master Trust
5.31%, 07/25/07[d]	2,138	2,138

		395,652

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,240,137)		1,240,137

TOTAL INVESTMENTS IN SECURITIES – 100.13% (Cost: $350,582,390)		331,663,713
Other Assets, Less Liabilities – (0.13)%		(425,694)

NET ASSETS – 100.00%		$331,238,019

ADR - American Depositary Receipts

NYS - New York Registered Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2007

Security	Shares	Value
COMMON STOCKS – 100.20%
COMPUTERS – 9.82%
Research in Motion Ltd.[a]	118,462	$15,137,074
Riverbed Technology Inc.[a,b]	75,253	2,302,742

		17,439,816
INTERNET – 1.89%
F5 Networks Inc.[a]	47,047	3,361,038

		3,361,038
SEMICONDUCTORS – 20.01%
Agere Systems Inc.[a]	211,877	4,267,203
Applied Micro Circuits Corp.[a]	551,835	1,898,312
Broadcom Corp. Class Aa	448,806	14,325,888
Conexant Systems Inc.[a]	765,805	1,424,397
Marvell Technology Group Ltd.[a]	455,781	8,336,234
PMC-Sierra Inc.[a]	280,206	1,765,298
SiRF Technology Holdings Inc.[a,b]	69,667	2,045,423
Skyworks Solutions Inc.[a]	225,978	1,484,675

		35,547,430
TELECOMMUNICATIONS – 68.48%
ADC Telecommunications Inc.[a]	155,704	2,513,063
ADTRAN Inc.	105,778	2,344,040
Andrew Corp.[a]	235,638	2,502,476
Atheros Communications Inc.[a]	73,781	1,753,037
Avaya Inc.[a]	496,226	6,366,580
Ciena Corp.[a]	102,741	2,885,995
Cisco Systems Inc.[a]	616,021	16,379,998
Corning Inc.[a]	734,541	15,307,834
Foundry Networks Inc.[a]	177,357	2,566,356
InterDigital Communications Corp.[a]	60,911	2,113,003
JDS Uniphase Corp.[a]	237,280	4,218,838
Juniper Networks Inc.[a]	456,472	8,271,273
Motorola Inc.	675,375	13,406,194
Nortel Networks Corp.[a]	318,904	8,537,060
Polycom Inc.[a]	105,618	3,550,877
Powerwave Technologies Inc.[a]	207,961	1,214,492
QUALCOMM Inc.	365,446	13,762,696
Sonus Networks Inc.[a]	293,648	2,126,012
Sycamore Networks Inc.[a]	492,580	1,837,323
Tekelec[a]	93,087	1,433,540
Tellabs Inc.[a]	505,691	5,092,308

Security	Shares or Principal	Value
3Com Corp. [a]	520,215	$2,028,839
UTStarcom Inc.[a,b]	162,718	1,436,800

		121,648,634

TOTAL COMMON STOCKS (Cost: $213,699,185)		177,996,918
SHORT-TERM INVESTMENTS – 3.14%
CERTIFICATES OF DEPOSIT[c] – 0.07%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$50,566	50,566
Washington Mutual Bank
5.33%, 03/19/07	63,207	63,207

		113,773
COMMERCIAL PAPER[c] – 0.43%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07[d]	26,575	26,309
Aspen Funding Corp.
5.26%, 02/21/07[d]	16,434	16,386
BNP Paribas Finance Inc.
5.12%, 06/06/07	8,849	8,692
Cantabric Finance LLC
5.25%, 03/06/07[d]	20,226	20,129
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07[d]	29,834	29,597
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	29,205	28,501
Curzon Funding LLC
5.24%, 02/27/07[d]	13,868	13,815
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	10,478	10,373
Eureka Securitization
5.26%, 02/09/07[d]	31,604	31,567
Five Finance Inc.
5.22%, 04/20/07[d]	11,630	11,499
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	44,245	43,308

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2007

Security	Principal	Value
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	$41,464	$41,245
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	49,302	48,491
Irish Permanent Treasury PLC
5.18%, 07/10/07	12,641	12,352
Lexington Parker Capital Co. LLC
5.18% - 5.26%, 02/14/07 - 07/25/07[d]	70,563	69,814
Lockhart Funding LLC
5.28%, 02/09/07[d]	25,283	25,253
Nationwide Building Society
5.21%, 04/13/07	24,019	23,772
Nestle Capital Corp.
5.19%, 08/09/07	15,170	14,756
Norddeutsche Landesbank
5.27%, 02/15/07	24,019	23,970
Polonius Inc.
5.26%, 02/20/07	7,150	7,130
Sedna Finance Inc.
5.22%, 04/17/07[d]	14,411	14,254
Simba Funding Corp.
5.20%, 07/23/07[d]	25,283	24,655
Societe Generale
5.18%, 05/16/07	63,207	62,261
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07[d]	64,155	63,817
Thornburg Mortgage Capital Resources
5.28% - 5.30%, 02/21/07 - 03/12/07[d]	31,148	31,005
Three Pillars Funding Corp.
5.26%, 02/14/07[d]	14,775	14,747
Westpac Banking Corp.
5.20%, 07/12/07[d]	22,755	22,225
Zela Finance Inc.
5.20%, 07/16/07[d]	15,170	14,808

		754,731

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[c] – 0.04%
Bank of America N.A.
5.28%, 04/20/07	$6,321	$6,321
Cullinan Finance Corp.
5.71%, 06/28/07[d]	18,962	18,962
K2 USA LLC
5.39%, 06/04/07[d]	18,962	18,962
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	29,581	29,581

		73,826
MONEY MARKET FUNDS – 1.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[e,f]	2,031,464	2,031,464

		2,031,464
REPURCHASE AGREEMENTS[c] – 0.36%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $50,574 (collateralized by non-U.S. Government debt securities, value $52,131, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$50,566	50,566
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $37,930 (collateralized by U.S. Government obligations, value $38,719, 4.00% to 6.50%, 12/1/08 to 2/1/37).	37,924	37,924
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $2,528 (collateralized by non-U.S. Government debt securities, value $2,657, 5.43%, 3/15/08).	2,528	2,528

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $88,503 (collateralized by non-U.S. Government debt securities, value $95,377, 0.00% to 6.30%, 5/27/33 to 10/25/46).	$88,490	$88,490
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $27,815 (collateralized by non-U.S. Government debt securities, value $29,969, 0.00% to 6.30%, 5/27/33 to 10/25/46).	27,811	27,811
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $15,172 (collateralized by non-U.S. Government debt securities, value $16,352, 0.00% to 6.30%, 5/27/33 to 10/25/46).	15,170	15,170
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $50,574 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $52,494, 0.00% to 11.00%, 2/8/07 to 5/25/46).	50,566	50,566
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $22,026 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $22,858, 0.00% to 11.00%, 2/8/07 to 5/25/46).	22,023	22,023
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $15,172 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $15,752, 0.00% to 11.00%, 2/8/07 to 5/25/46).	15,170	15,170
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $118,847 (collateralized by non-U.S. Government debt securities, value $131,029, 2.35% to 6.27%, 10/1/33 to 12/14/36).	118,829	118,829
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $12,643 (collateralized by non-U.S. Government debt securities, value $13,287, 0.00% to 5.95%, 12/1/29 to 6/1/46).	12,641	12,641
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $6,322 (collateralized by non-U.S. Government debt securities, value $6,643, 6.38% to 9.75%, 5/15/09 to 6/15/32).	6,321	6,321
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $37,930 (collateralized by non-U.S. Government debt securities, value $39,540, 2.28% to 11.19%, 3/20/07 to 12/15/66).	37,924	37,924
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $25,287 (collateralized by non-U.S. Government debt securities, value $26,091, 0.00% to 10.13%, 8/16/07 to 7/1/26).	25,283	25,283

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2007

Security	Principal	Value
Morgan Stanley 5.36%, due 2/1/07, maturity value $25,287 (collateralized by non-U.S. Government debt securities, value $28,920, 0.00% to 10.00%, 2/1/07 to 1/31/37).	$25,283	$25,283
Morgan Stanley 5.51%, due 6/4/07, maturity value $18,034 (collateralized by non-U.S. Government debt securities, value $23,772, 0.00% to 10.00%, 2/1/07 to 1/31/37).[g]	17,698	17,698
Wachovia Capital 5.38%, due 2/1/07, maturity value $80,917 (collateralized by non-U.S. Government debt securities, value $85,030, 0.00% to 8.31%, 2/15/08 to 8/15/48).	80,905	80,905

		635,132
TIME DEPOSITS[c] – 0.05%
Dexia Credit Local
5.28%, 02/01/07	2,567	2,567
Societe Generale
5.28%, 02/01/07	50,566	50,566
UBS AG
5.28%, 02/01/07	37,924	37,924

		91,057
VARIABLE & FLOATING RATE NOTES[c] – 1.05%
Allstate Life Global Funding II
5.30% - 5.40%, 11/02/07 - 02/15/08[d]	64,724	64,731
American Express Bank
5.29%, 02/28/07	25,283	25,282
American Express Centurion Bank
5.41%, 07/19/07	27,811	27,826
American Express Credit Corp.
5.42%, 07/05/07	7,585	7,587
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	2,222	2,222
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[d]	18,962	18,962
ASIF Global Financing
5.41%, 05/03/07[d]	2,528	2,529
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08[d]	16,434	16,434
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[d]	36,660	36,661
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	64,471	64,473
BMW US Capital LLC
5.32%, 01/15/08[d]	25,283	25,283
BNP Paribas
5.35%, 11/19/07[d]	46,773	46,773
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	18,456	18,457
CC USA Inc.
5.36%, 07/30/07[d]	12,641	12,642
Commodore CDO Ltd.
5.44%, 12/12/07[d]	6,321	6,321
Credit Agricole SA
5.33%, 11/23/07	25,283	25,283
Cullinan Finance Corp.
5.36%, 04/25/07[d]	6,321	6,321
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	2,836	2,836
DEPFA Bank PLC
5.40%, 12/14/07[d]	25,283	25,283
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	29,075	29,076
Eli Lilly Services Inc.
5.32%, 12/31/07[d]	16,876	16,876

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2007

Security	Principal	Value
Fifth Third Bancorp
5.32%, 01/23/08[d]	$50,566	$50,566
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	16,434	16,433
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 01/24/08[d]	26,547	26,550
Granite Master Issuer PLC
5.29%, 08/20/07[d]	88,490	88,490
Harrier Finance Funding LLC
5.12% - 5.37%, 06/06/07 - 08/15/07[d]	58,151	57,702
Hartford Life Global Funding Trust
5.34% - 5.40%, 07/13/07 - 01/15/08	37,924	37,927
HBOS Treasury Services PLC
5.46%, 10/24/07[d]	25,283	25,283
Holmes Financing PLC
5.29%, 07/16/07[d]	44,245	44,245
JPMorgan Chase & Co.
5.30% - 5.45%, 07/27/07 - 02/01/08[g]	69,528	69,528
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	18,962	18,962
Kestrel Funding LLC
5.30%, 07/11/07[d]	10,113	10,113
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	15,170	15,170
Leafs LLC
5.32%, 02/20/07 - 01/22/08[d]	32,036	32,036
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	27,811	27,810
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	8,914	8,914
Marshall & Ilsley Bank
5.32%, 01/15/08	13,906	13,906
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	45,755	45,756
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	27,811	27,811
Metropolitan Life Global Funding I
5.33%, 08/06/07[d]	37,924	37,924
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	2,528	2,528
Mound Financing PLC
5.29%, 05/08/07[d]	23,766	23,766
Natexis Banques Populaires
5.33% - 5.37%, 02/05/07 - 02/08/08[d]	91,018	91,018
National City Bank of Indiana
5.35%, 05/21/07	12,641	12,642
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/07/08[d]	83,433	83,444
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	25,346	25,343
Northern Rock PLC
5.36%, 08/03/07[d]	30,339	30,340
Northlake CDO I
5.42%, 09/06/07[d]	7,585	7,585
Pricoa Global Funding I
5.31%, 01/25/08	34,132	34,132
Principal Life Global Funding I
5.78%, 02/08/07[d]	11,377	11,378
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07[d]	36,660	36,660
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08[d]	25,283	25,283
Strips III LLC
5.37%, 07/24/07[d]	5,308	5,308
SunTrust Bank
5.30%, 05/01/07	25,283	25,283
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	61,690	61,688

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2007

Security	Shares or Principal	Value
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	$41,717	$41,717
Wachovia Asset Securitization Inc.
5.31%, 02/25/07[d]	29,655	29,655
Wachovia Bank N.A.
5.36%, 05/22/07	50,566	50,566
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	18,962	18,968
Wells Fargo & Co.
5.33%, 11/15/07[d]	12,641	12,642
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	18,962	18,962
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	75,849	75,840
Wind Master Trust
5.31%, 07/25/07[d]	10,113	10,113

		1,871,845

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,571,828)		5,571,828

TOTAL INVESTMENTS IN SECURITIES – 103.34% (Cost: $219,271,013)		183,568,746
SHORT POSITIONS[h] – (0.12)%
COMMON STOCKS – (0.12)%
Comverse Technology Inc.	(11,245)	(217,591)

		(217,591)

TOTAL SHORT POSITIONS (Proceeds: $217,809)		(217,591)
Other Assets, Less Liabilities – (3.22)%		(5,712,743)

NET ASSETS – 100.00%		$177,638,412

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

[h]	See Note 1.

See notes to financial statements.

28	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.93%
COMPUTERS – 2.46%
SanDisk Corp.[a,b]	165,491	$6,652,738

		6,652,738
ELECTRICAL COMPONENTS & EQUIPMENT – 3.37%
ASML Holding NV NYS[a]	357,093	9,113,013

		9,113,013
ELECTRONICS – 0.43%
Cymer Inc.[a]	27,571	1,164,323

		1,164,323
SEMICONDUCTORS – 84.50%
Advanced Micro Devices Inc.[a]	402,430	6,257,787
Agere Systems Inc.[a]	124,761	2,512,687
Altera Corp.[a]	266,650	5,346,333
AMIS Holdings Inc.[a]	64,746	669,474
Amkor Technology Inc.[a]	131,128	1,380,778
Analog Devices Inc.	251,760	8,245,140
Applied Materials Inc.	1,015,248	18,000,347
Applied Micro Circuits Corp.[a]	216,977	746,401
ASE Test Ltd.[a]	71,618	788,514
Atmel Corp.[a]	357,686	2,138,962
Broadcom Corp. Class Aa	344,948	11,010,740
Conexant Systems Inc.[a]	355,085	660,458
Cree Inc.[a]	55,708	856,789
Cypress Semiconductor Corp.[a]	104,822	1,933,966
Entegris Inc.[a]	98,254	1,054,265
Fairchild Semiconductor International Inc. Class Aa	89,905	1,601,208
FormFactor Inc.[a]	34,076	1,385,189
Integrated Device Technology Inc.[a]	146,165	2,211,476
Intel Corp.	1,147,074	24,042,671
International Rectifier Corp.[a]	53,163	2,218,492
Intersil Corp. Class A	102,039	2,404,039
KLA-Tencor Corp.	146,414	7,207,961
Lam Research Corp.[a]	105,030	4,811,424
Linear Technology Corp.	220,233	6,816,211
LSI Logic Corp.[a]	295,271	2,775,547
Marvell Technology Group Ltd.[a]	430,755	7,878,509
Maxim Integrated Products Inc.	235,951	7,267,291
MEMC Electronic Materials Inc.[a]	162,932	8,537,637

Security	Shares or Principal	Value
Micrel Inc.[a]	58,654	$592,992
Microchip Technology Inc.	158,982	5,526,214
Micron Technology Inc.[a]	553,008	7,161,454
Microsemi Corp.[a]	51,990	946,218
MKS Instruments Inc.[a]	41,581	909,377
National Semiconductor Corp.	246,487	5,701,244
Novellus Systems Inc.[a]	91,253	2,813,330
NVIDIA Corp.[a]	259,099	7,941,384
ON Semiconductor Corp.[a]	238,227	1,991,578
PMC-Sierra Inc.[a]	154,101	970,836
Rambus Inc.[a]	75,518	1,403,880
Semtech Corp.[a]	53,028	726,484
Silicon Image Inc.[a]	63,356	765,974
Silicon Laboratories Inc.[a]	40,517	1,301,001
Skyworks Solutions Inc.[a]	118,471	778,354
Spansion Inc. Class Aa	93,172	1,195,397
STMicroelectronics NV NYS	666,296	12,479,724
Teradyne Inc.[a]	140,330	2,090,917
Texas Instruments Inc.	798,069	24,891,772
Varian Semiconductor Equipment Associates Inc.[a]	40,770	1,677,686
Xilinx Inc.	247,733	6,019,912

		228,646,024
SOFTWARE – 0.32%
Trident Microsystems Inc.[a]	41,966	875,830

		875,830
TELECOMMUNICATIONS – 8.85%
Atheros Communications Inc.[a]	37,859	899,530
Motorola Inc.	1,106,787	21,969,722
RF Micro Devices Inc.[a]	141,684	1,093,801

		23,963,053

TOTAL COMMON STOCKS (Cost: $322,842,612)		270,414,981

SHORT-TERM INVESTMENTS – 1.98%
CERTIFICATES OF DEPOSIT[c] – 0.06%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	73,676	73,676

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2007

Security	Principal	Value
Washington Mutual Bank
5.33%, 03/19/07	$92,095	$92,095

		165,771
COMMERCIAL PAPER[c] – 0.41%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07[d]	38,721	38,335
Aspen Funding Corp.
5.26%, 02/21/07[d]	23,945	23,875
BNP Paribas Finance Inc.
5.12%, 06/ 06/07	12,893	12,664
Cantabric Finance LLC
5.25%, 03/06/07[d]	29,470	29,329
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07[d]	43,469	43,126
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	42,553	41,527
Curzon Funding LLC
5.24%, 02/27/07[d]	20,206	20,129
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	15,267	15,114
Eureka Securitization
5.26%, 02/09/07[d]	46,047	45,994
Five Finance Inc.
5.22%, 04/20/07[d]	16,945	16,754
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	64,466	63,101
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	60,414	60,094
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	71,834	70,654
Irish Permanent Treasury PLC
5.18%, 07/10/07	18,419	17,998
Lexington Parker Capital Co. LLC
5.18% - 5.26%, 02/14/07 - 07/25/07[d]	102,813	101,721
Lockhart Funding LLC
5.28%, 02/09/07[d]	36,838	36,795
Nationwide Building Society
5.21%, 04/13/07	34,996	34,636
Nestle Capital Corp.
5.19%, 08/09/07	22,103	21,501
Norddeutsche Landesbank
5.27%, 02/15/07	34,996	34,924
Polonius Inc.
5.26%, 02/20/07	10,418	10,389
Sedna Finance Inc.
5.22%, 04/17/07[d]	20,998	20,769
Simba Funding Corp.
5.20%, 07/23/07[d]	36,838	35,923
Societe Generale
5.18%, 05/16/07	92,095	90,717
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07[d]	93,476	92,984
Thornburg Mortgage Capital Resources
5.28% - 5.30%, 02/21/07 - 03/12/07[d]	45,384	45,176
Three Pillars Funding Corp.
5.26%, 02/14/07[d]	21,528	21,487
Westpac Banking Corp.
5.20%, 07/12/07[d]	33,154	32,383
Zela Finance Inc.
5.20%, 07/16/07[d]	22,103	21,576

		1,099,675
MEDIUM-TERM NOTES[c] – 0.04%
Bank of America N.A.
5.28%, 04/20/07	9,209	9,209
Cullinan Finance Corp.
5.71%, 06/28/07[d]	27,628	27,628
K2 USA LLC
5.39%, 06/04/07[d]	27,628	27,628
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	43,100	43,100

		107,565

30	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2007

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[e,f]	189,643	$189,643

		189,643
REPURCHASE AGREEMENTS[c] – 0.34%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $73,687 (collateralized by non-U.S. Government debt securities, value $75,957, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$73,676	73,676
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $55,265 (collateralized by U.S. Government obligations, value $56,415, 4.00% to 6.50%, 12/1/08 to 2/1/37).	55,257	55,257
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $3,685 (collateralized by non-U.S. Government debt securities, value $3,872, 5.43%, 3/15/08).	3,684	3,684
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $128,952 (collateralized by non-U.S. Government debt securities, value $138,968, 0.00% to 6.30%, 5/27/33 to 10/25/46).	128,933	128,933
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $40,528 (collateralized by non-U.S. Government debt securities, value $43,666, 0.00% to 6.30%, 5/27/33 to 10/25/46).	40,522	40,522

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $22,106 (collateralized by non-U.S. Government debt securities, value $23,825, 0.00% to 6.30%, 5/27/33 to 10/25/46).	$22,103	$22,103
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $73,687 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $76,485, 0.00% to 11.00%, 2/8/07 to 5/25/46).	73,676	73,676
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $32,093 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $33,305, 0.00% to 11.00%, 2/8/07 to 5/25/46).	32,088	32,088
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $22,106 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $22,951, 0.00% to 11.00%, 2/8/07 to 5/25/46).	22,103	22,103
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $173,165 (collateralized by non-U.S. Government debt securities, value $190,914, 2.35% to 6.27%, 10/1/33 to 12/14/36).	173,139	173,139

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2007

Security	Principal	Value
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $18,422 (collateralized by non-U.S. Government debt securities, value $19,359, 0.00% to 5.95%, 12/1/29 to 6/1/46).	$18,419	$18,419
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $9,210 (collateralized by non-U.S. Government debt securities, value $9,679, 6.38% to 9.75%, 5/15/09 to 6/15/32).	9,209	9,209
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $55,265 (collateralized by non-U.S. Government debt securities, value $57,611, 2.28% to 11.19%, 3/20/07 to 12/15/66).	55,257	55,257
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $36,843 (collateralized by non-U.S. Government debt securities, value $38,016, 0.00% to 10.13%, 8/16/07 to 7/1/26).	36,838	36,838
Morgan Stanley 5.36%, due 2/1/07, maturity value $36,843 (collateralized by non-U.S. Government debt securities, value $42,138, 0.00% to 10.00%, 2/1/07 to 1/31/37).	36,838	36,838
Morgan Stanley 5.51%, due 6/4/07, maturity value $26,276 (collateralized by non-U.S. Government debt securities, value $34,637, 0.00% to 10.00%, 2/1/07 to 1/31/37).[g]	25,787	25,787
Wachovia Capital 5.38%, due 2/1/07, maturity value $117,900 (collateralized by non-U.S. Government debt securities, value $123,891, 0.00% to 8.31%, 2/15/08 to 8/15/48).	117,882	117,882

		925,411
TIME DEPOSITS[c] – 0.05%
Dexia Credit Local
5.28%, 02/01/07	3,740	3,740
Societe Generale
5.28%, 02/01/07	73,676	73,676
UBS AG
5.28%, 02/01/07	55,257	55,257

		132,673
VARIABLE & FLOATING RATE NOTES[c] – 1.01%
Allstate Life Global Funding II
5.30% - 5.40%, 11/02/07 - 02/15/08[d]	94,305	94,314
American Express Bank
5.29%, 02/28/07	36,838	36,838
American Express Centurion Bank
5.41%, 07/19/07	40,522	40,544
American Express Credit Corp.
5.42%, 07/05/07	11,051	11,055
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	3,237	3,237
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[d]	27,628	27,628
ASIF Global Financing
5.41%, 05/03/07[d]	3,684	3,684
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08[d]	23,945	23,945
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[d]	53,415	53,417
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	93,937	93,939

32	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2007

Security	Principal	Value
BMW US Capital LLC
5.32%, 01/15/08[d]	$36,838	$36,838
BNP Paribas
5.35%, 11/19/07[d]	68,150	68,150
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	26,892	26,892
CC USA Inc.
5.36%, 07/30/07[d]	18,419	18,420
Commodore CDO Ltd.
5.44%, 12/12/07[d]	9,209	9,209
Credit Agricole SA
5.33%, 11/23/07	36,838	36,838
Cullinan Finance Corp.
5.36%, 04/25/07[d]	9,209	9,209
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	4,133	4,133
DEPFA Bank PLC
5.40%, 12/14/07[d]	36,838	36,838
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	42,364	42,365
Eli Lilly Services Inc.
5.32%, 12/31/07[d]	24,589	24,589
Fifth Third Bancorp
5.32%, 01/23/08[d]	73,676	73,676
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	23,945	23,943
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 01/24/08[d]	38,680	38,685
Granite Master Issuer PLC
5.29%, 08/20/07[d]	128,933	128,933
Harrier Finance Funding LLC
5.12% - 5.37%, 06/06/07 - 08/15/07[d]	84,727	84,073
Hartford Life Global Funding Trust
5.34% - 5.40%, 07/13/07 - 01/15/08	55,257	55,261
HBOS Treasury Services PLC
5.46%, 10/24/07[d]	36,838	36,838
Holmes Financing PLC
5.29%, 07/16/07[d]	64,466	64,466
JPMorgan Chase & Co.
5.30% - 5.45%, 07/27/07 - 02/01/08[g]	101,304	101,304
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	27,628	27,628
Kestrel Funding LLC
5.30%, 07/11/07[d]	14,735	14,734
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	22,103	22,103
Leafs LLC
5.32%, 02/20/07 - 01/22/08[d]	46,678	46,677
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	40,522	40,521
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	12,987	12,987
Marshall & Ilsley Bank
5.32%, 01/15/08	20,261	20,261
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	66,667	66,667
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	40,522	40,522
Metropolitan Life Global Funding I
5.33%, 08/06/07[d]	55,257	55,257
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	3,684	3,684
Mound Financing PLC
5.29%, 05/08/07[d]	34,628	34,628
Natexis Banques Populaires
5.33% - 5.37%, 02/05/07 - 02/08/08[d]	132,617	132,616
National City Bank of Indiana
5.35%, 05/21/07	18,419	18,419

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2007

Security	Principal	Value
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/07/08[d]	$121,565	$121,581
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	36,930	36,925
Northern Rock PLC
5.36%, 08/03/07[d]	44,206	44,206
Northlake CDO I
5.42%, 09/06/07[d]	11,051	11,051
Pricoa Global Funding I
5.31%, 01/25/08	49,731	49,731
Principal Life Global Funding I
5.78%, 02/08/07[d]	16,577	16,579
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07[d]	53,415	53,415
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08[d]	36,838	36,838
Strips III LLC
5.37%, 07/24/07[d]	7,734	7,734
SunTrust Bank
5.30%, 05/01/07	36,838	36,839
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	89,885	89,882
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	60,783	60,782
Wachovia Asset Securitization Inc.
5.31%, 02/25/07[d]	43,209	43,209
Wachovia Bank N.A.
5.36%, 05/22/07	73,676	73,676
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	27,628	27,637
Wells Fargo & Co.
5.33%, 11/15/07[d]	18,419	18,420
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	27,628	27,629
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	110,514	110,502
Wind Master Trust
5.31%, 07/25/07[d]	14,735	14,735

		2,727,336

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,348,074)		5,348,074

TOTAL INVESTMENTS IN SECURITIES – 101.91% (Cost: $328,190,686)		275,763,055
Other Assets, Less Liabilities – (1.91)%		(5,175,636)

NET ASSETS – 100.00%		$270,587,419

NYS - New York Registered Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

34	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.95%
COMPUTERS – 5.03%
Cadence Design Systems Inc.[a]	279,707	$5,286,462
Kronos Inc.[a]	32,533	1,236,254
Mentor Graphics Corp.[a,b]	83,400	1,551,240
Synopsys Inc.[a]	142,354	3,786,616

		11,860,572
ENTERTAINMENT – 0.54%
Macrovision Corp.[a]	51,589	1,275,796

		1,275,796
INTERNET – 16.52%
Check Point Software Technologies Ltd.[a]	246,609	5,884,091
McAfee Inc.[a]	161,007	4,711,065
Openwave Systems Inc.[a]	94,732	835,536
Symantec Corp.[a]	948,451	16,797,067
TIBCO Software Inc.[a]	212,821	1,974,979
VeriSign Inc.[a]	247,490	5,915,011
WebEx Communications Inc.[a]	49,276	1,827,154
Websense Inc.[a]	45,627	987,824

		38,932,727
SOFTWARE – 74.90%
Activision Inc.[a]	282,994	4,819,388
Adobe Systems Inc.[a]	523,031	20,330,215
Advent Software Inc.[a]	28,300	1,011,725
ANSYS Inc.[a]	39,199	1,955,638
Autodesk Inc.[a]	233,995	10,230,261
BEA Systems Inc.[a]	395,694	4,878,907
BMC Software Inc.[a]	207,614	7,139,845
CA Inc.	531,641	13,051,787
Citrix Systems Inc.[a]	182,285	5,772,966
Cognos Inc.[a]	90,556	3,905,680
Compuware Corp.[a]	357,302	3,204,999
Electronic Arts Inc.[a]	311,629	15,581,450
Fair Isaac Corp.	63,399	2,524,548
Hyperion Solutions Corp.[a]	58,976	2,489,967
Informatica Corp.[a]	86,910	1,091,590
Intuit Inc.[a]	348,673	10,965,766
Lawson Software Inc.[a]	191,011	1,434,493
Microsoft Corp.	684,394	21,120,399

Security	Shares or Principal	Value
Midway Games Inc.[a,b]	92,600	$647,274
Novell Inc.[a]	344,534	2,497,871
Nuance Communications Inc.[a,b]	170,217	1,960,900
Open Text Corp.[a]	49,331	926,436
Oracle Corp.[a]	1,128,276	19,361,217
Parametric Technology Corp.[a]	113,029	2,240,235
Quest Software Inc.[a]	103,435	1,544,285
Red Hat Inc.[a]	192,833	4,383,094
Salesforce.com Inc.[a,b]	114,546	5,020,551
Sybase Inc.[a]	91,827	2,377,401
Take-Two Interactive Software Inc.[a]	72,971	1,268,236
THQ Inc.[a]	64,926	1,967,258
Wind River Systems Inc.[a]	87,873	871,700

		176,576,082
TELECOMMUNICATIONS – 2.96%
Amdocs Ltd.[a]	201,182	6,976,992

		6,976,992

TOTAL COMMON STOCKS (Cost: $246,564,988)		235,622,169

SHORT-TERM INVESTMENTS – 3.83%
CERTIFICATES OF DEPOSIT[c] – 0.12%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$125,758	125,758
Washington Mutual Bank
5.33%, 03/19/07	157,196	157,196

		282,954
COMMERCIAL PAPER[c] – 0.80%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07[d]	66,092	65,439
Aspen Funding Corp.
5.26%, 02/21/07[d]	40,871	40,752
BNP Paribas Finance Inc.
5.12%, 06/06/07	22,007	21,617
Cantabric Finance LLC
5.25%, 03/06/07[d]	50,303	50,061
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07[d]	74,197	73,610

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2007

Security	Principal	Value
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	$72,634	$70,882
Curzon Funding LLC
5.24%, 02/27/07[d]	34,489	34,358
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	26,059	25,799
Eureka Securitization
5.26%, 02/09/07[d]	78,598	78,506
Five Finance Inc.
5.22%, 04/20/07[d]	28,924	28,597
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	110,037	107,706
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	103,121	102,575
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	122,613	120,598
Irish Permanent Treasury PLC
5.18%, 07/10/07	31,439	30,720
Lexington Parker Capital Co. LLC
5.18% - 5.26%, 02/14/07 - 07/25/07[d]	175,491	173,627
Lockhart Funding LLC
5.28%, 02/09/07[d]	62,878	62,805
Nationwide Building Society
5.21%, 04/13/07	59,735	59,121
Nestle Capital Corp.
5.19%, 08/09/07	37,727	36,699
Norddeutsche Landesbank
5.27%, 02/15/07	59,735	59,612
Polonius Inc.
5.26%, 02/20/07	17,782	17,733
Sedna Finance Inc.
5.22%, 04/17/07[d]	35,841	35,451
Simba Funding Corp.
5.20%, 07/23/07[d]	62,878	61,316
Societe Generale
5.18%, 05/16/07	157,196	154,844
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07[d]	159,553	158,714

Security	Shares or Principal	Value
Thornburg Mortgage Capital Resources
5.28% - 5.30%, 02/21/07 - 03/12/07[d]	$77,466	$77,111
Three Pillars Funding Corp.
5.26%, 02/14/07[d]	36,746	36,676
Westpac Banking Corp.
5.20%, 07/12/07[d]	56,591	55,275
Zela Finance Inc.
5.20%, 07/16/07[d]	37,727	36,828

		1,877,032
MEDIUM-TERM NOTES[c] – 0.08%
Bank of America N.A.
5.28%, 04/20/07	15,720	15,720
Cullinan Finance Corp.
5.71%, 06/28/07[d]	47,159	47,159
K2 USA LLC
5.39%, 06/04/07[d]	47,159	47,159
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	73,568	73,567

		183,605
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[e,f]	208,791	208,791

		208,791
REPURCHASE AGREEMENTS[c] – 0.67%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $125,776 (collateralized by non-U.S. Government debt securities, value $129,651, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$125,757	125,757
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $94,332 (collateralized by U.S. Government obligations, value $96,294, 4.00% to 6.50%, 12/1/08 to 2/1/37).	94,318	94,318

36	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2007

Security	Principal	Value
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $6,289 (collateralized by non-U.S. Government debt securities, value $6,608, 5.43%, 3/15/08).	$6,288	$6,288
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $220,108 (collateralized by non-U.S. Government debt securities, value $237,204, 0.00% to 6.30%, 5/27/33 to 10/25/46).	220,075	220,075
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $69,176 (collateralized by non-U.S. Government debt securities, value $74,534, 0.00% to 6.30%, 5/27/33 to 10/25/46).	69,166	69,166
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $37,733 (collateralized by non-U.S. Government debt securities, value $40,667, 0.00% to 6.30%, 5/27/33 to 10/25/46).	37,727	37,727
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $125,776 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $130,552, 0.00% to 11.00%, 2/8/07 to 5/25/46).	125,757	125,757
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $54,779 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $56,847, 0.00% to 11.00%, 2/8/07 to 5/25/46).	54,771	54,771
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $37,733 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $39,175, 0.00% to 11.00%, 2/8/07 to 5/25/46).	37,727	37,727
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $295,574 (collateralized by non-U.S. Government debt securities, value $325,870, 2.35% to 6.27%, 10/1/33 to 12/14/36).	295,529	295,529
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $31,444 (collateralized by non-U.S. Government debt securities, value $33,044, 0.00% to 5.95%, 12/1/29 to 6/1/46).	31,439	31,439
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $15,722 (collateralized by non-U.S. Government debt securities, value $16,521, 6.38% to 9.75%, 5/15/09 to 6/15/32).	15,720	15,720
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $94,331 (collateralized by non-U.S. Government debt securities, value $98,337, 2.28% to 11.19%, 3/20/07 to 12/15/66).	94,317	94,317
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $62,887 (collateralized by non-U.S. Government debt securities, value $64,890, 0.00% to 10.13%, 8/16/07 to 7/1/26).	62,878	62,878

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2007

Security	Principal	Value
Morgan Stanley 5.36%, due 2/1/07, maturity value $62,887 (collateralized by non-U.S. Government debt securities, value $71,924, 0.00% to 10.00%, 2/1/07 to 1/31/37).	$62,878	$62,878
Morgan Stanley 5.51%, due 6/4/07, maturity value $44,850 (collateralized by non-U.S. Government debt securities, value $59,122, 0.00% to 10.00%, 2/1/07 to 1/31/37).[g]	44,015	44,015
Wachovia Capital 5.38%, due 2/1/07, maturity value $ 201,241 (collateralized by non-U.S. Government debt securities, value $211,469, 0.00% to 8.31%, 2/15/08 to 8/15/48).	201,211	201,211

		1,579,573
TIME DEPOSITS[c] – 0.10%
Dexia Credit Local
5.28%, 02/01/07	6,384	6,384
Societe Generale
5.28%, 02/01/07	125,757	125,757
UBS AG
5.28%, 02/01/07	94,318	94,318

		226,459
VARIABLE & FLOATING RATE NOTES[c] – 1.97%
Allstate Life Global Funding II
5.30% - 5.40%, 11/02/07 - 02/15/08[d]	160,969	160,986
American Express Bank
5.29%, 02/28/07	62,878	62,878
American Express Centurion Bank
5.41%, 07/19/07	69,166	69,204
American Express Credit Corp.
5.42%, 07/05/07	18,864	18,869
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	5,525	5,525
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[d]	47,159	47,159
ASIF Global Financing
5.41%, 05/03/07[d]	6,288	6,289
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08[d]	40,871	40,871
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[d]	91,174	91,176
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	160,340	160,344
BMW US Capital LLC
5.32%, 01/15/08[d]	62,878	62,878
BNP Paribas
5.35%, 11/19/07[d]	116,325	116,325
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	45,901	45,901
CC USA Inc.
5.36%, 07/30/07[d]	31,439	31,441
Commodore CDO Ltd.
5.44%, 12/12/07[d]	15,720	15,720
Credit Agricole SA
5.33%, 11/23/07	62,878	62,878
Cullinan Finance Corp.
5.36%, 04/25/07[d]	15,720	15,720
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	7,054	7,054
DEPFA Bank PLC
5.40%, 12/14/07[d]	62,878	62,878
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	72,310	72,312
Eli Lilly Services Inc.
5.32%, 12/31/07[d]	41,971	41,971

38	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2007

Security	Principal	Value
Fifth Third Bancorp
5.32%, 01/23/08[d]	$125,757	$125,757
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	40,871	40,868
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 01/24/08[d]	66,022	66,030
Granite Master Issuer PLC
5.29%, 08/20/07[d]	220,075	220,075
Harrier Finance Funding LLC
5.12% - 5.37%, 06/06/07 - 08/15/07[d]	144,621	143,504
Hartford Life Global Funding Trust
5.34% - 5.40%, 07/13/07 - 01/15/08	94,318	94,325
HBOS Treasury Services PLC
5.46%, 10/24/07[d]	62,878	62,878
Holmes Financing PLC
5.29%, 07/16/07[d]	110,037	110,037
JPMorgan Chase & Co.
5.30% - 5.45%, 07/27/07 - 02/01/08[g]	172,916	172,916
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	47,159	47,157
Kestrel Funding LLC
5.30%, 07/11/07[d]	25,151	25,150
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	37,727	37,727
Leafs LLC
5.32%, 02/20/07 - 01/22/08[d]	79,674	79,674
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	69,166	69,165
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	22,168	22,168
Marshall & Ilsley Bank
5.32%, 01/15/08	34,583	34,583
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	113,793	113,793
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	69,166	69,166
Metropolitan Life Global Funding I
5.33%, 08/06/07[d]	94,318	94,318
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	6,288	6,288
Mound Financing PLC
5.29%, 05/08/07[d]	59,106	59,106
Natexis Banques Populaires
5.33% - 5.37%, 02/05/07 - 02/08/08[d]	226,363	226,361
National City Bank of Indiana
5.35%, 05/21/07	31,439	31,440
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/07/08[d]	207,499	207,525
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	63,036	63,026
Northern Rock PLC
5.36%, 08/03/07[d]	75,454	75,455
Northlake CDO I
5.42%, 09/06/07[d]	18,864	18,864
Pricoa Global Funding I
5.31%, 01/25/08	84,886	84,886
Principal Life Global Funding I
5.78%, 02/08/07[d]	28,295	28,298
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07[d]	91,174	91,172
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08[d]	62,878	62,878
Strips III LLC
5.37%, 07/24/07[d]	13,201	13,201
SunTrust Bank
5.30%, 05/01/07	62,878	62,879
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	153,424	153,418
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	103,750	103,749

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2007

Security	Principal	Value
Wachovia Asset Securitization Inc.
5.31%, 02/25/07[d]	$73,753	$73,752
Wachovia Bank N.A.
5.36%, 05/22/07	125,757	125,757
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	47,159	47,173
Wells Fargo & Co.
5.33%, 11/15/07[d]	31,439	31,441
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	47,159	47,159
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	188,635	188,615
Wind Master Trust
5.31%, 07/25/07[d]	25,151	25,151

		4,655,264

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,013,678)		9,013,678

TOTAL INVESTMENTS IN SECURITIES – 103.78% (Cost: $255,578,666)		244,635,847
Other Assets, Less Liabilities – (3.78)%		(8,903,864)

NET ASSETS – 100.00%		$235,731,983

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

40	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.85%
CHEMICALS – 0.28%
Ashland Inc.	56,240	$3,911,492

		3,911,492
COAL – 1.22%
Alpha Natural Resources Inc.[a]	80,256	1,081,851
CONSOL Energy Inc.	152,983	5,267,205
Foundation Coal Holdings Inc.	45,808	1,524,490
Peabody Energy Corp.	218,099	8,904,982

		16,778,528
ELECTRICAL COMPONENTS & EQUIPMENT – 0.13%
General Cable Corp.[a]	41,751	1,800,721

		1,800,721
ENERGY – ALTERNATE SOURCES – 0.07%
Headwaters Inc.[a]	42,241	959,715

		959,715
ENGINEERING & CONSTRUCTION – 0.34%
McDermott International Inc.[a]	91,439	4,721,910

		4,721,910
FOREST PRODUCTS & PAPER – 3.83%
Abitibi-Consolidated Inc.[b]	455,237	1,479,520
Bowater Inc.[b]	48,789	1,335,355
Domtar Inc.[a]	152,143	1,264,308
International Paper Co.	375,171	12,643,263
Louisiana-Pacific Corp.	82,197	1,883,133
MeadWestvaco Corp.	144,146	4,344,560
Plum Creek Timber Co. Inc.	145,042	5,837,940
Potlatch Corp.	31,952	1,508,454
Smurfit-Stone Container Corp.[a]	221,372	2,390,818
Temple-Inland Inc.	92,532	4,621,048
Weyerhaeuser Co.	202,560	15,192,000

		52,500,399
IRON & STEEL – 0.15%
Cleveland-Cliffs Inc.	37,220	2,034,445

		2,034,445
MANUFACTURING – 0.08%
Matthews International Corp. Class A	26,081	1,057,585

		1,057,585
MINING – 13.22%
Aber Diamond Corp.	49,014	1,889,490
Agnico-Eagle Mines Ltd.	100,855	4,059,414
Alcan Inc.	307,555	15,685,305
Alcoa Inc.	708,380	22,880,674
Barrick Gold Corp.	697,632	20,663,860
Bema Gold Corp.[a]	364,448	2,132,021
Cameco Corp.	286,374	10,919,441
Coeur d’Alene Mines Corp.[a]	273,637	1,198,530
Freeport-McMoRan Copper & Gold Inc.	162,590	9,350,551
Goldcorp Inc.	570,860	15,818,531
IAMGOLD Corp.	268,227	2,365,762
Ivanhoe Mines Ltd.[a]	264,198	2,575,930
Kinross Gold Corp.[a]	279,134	3,712,482
Lundin Mining Corp.[a]	76,565	2,614,695
Meridian Gold Inc.[a]	90,803	2,653,264
Newmont Mining Corp.	344,212	15,523,961
Novelis Inc.	70,684	2,603,999
Phelps Dodge Corp.	166,121	20,532,556
Silver Wheaton Corp.[a]	178,407	1,926,796
Southern Copper Corp.[b]	239,011	14,938,187
Titanium Metals Corp.[a]	135,913	4,191,557
Yamana Gold Inc.	219,886	2,964,063

		181,201,069
OIL & GAS – 64.39%
Anadarko Petroleum Corp.	370,313	16,201,194
Apache Corp.	243,192	17,745,720
Bill Barrett Corp.[a]	45,107	1,393,806
BP PLC ADR	1,527,416	97,006,190
Cabot Oil & Gas Corp.	38,807	2,517,022
Canadian Natural Resources Ltd.	431,671	21,592,183
Canetic Resources Trust	182,071	2,297,736
Cheniere Energy Inc.[a,b]	51,857	1,435,402
Chesapeake Energy Corp.	352,405	10,434,712
Chevron Corp.	1,544,839	112,587,866
Cimarex Energy Co.	65,340	2,448,943
ConocoPhillips	1,308,046	86,867,335
Denbury Resources Inc.[a]	94,138	2,607,623
Devon Energy Corp.	346,178	24,263,616
Diamond Offshore Drilling Inc.	109,404	9,238,074

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2007

Security	Shares	Value
EnCana Corp.	659,664	$31,683,662
ENSCO International Inc.	122,883	6,251,058
EOG Resources Inc.	198,508	13,722,858
Exxon Mobil Corp.	1,500,294	111,171,785
Forest Oil Corp.[a]	49,905	1,592,968
Frontier Oil Corp.	89,647	2,546,871
GlobalSantaFe Corp.	195,149	11,320,593
Grey Wolf Inc.[a]	189,845	1,296,641
Helmerich & Payne Inc.	99,277	2,663,602
Hess Corp.	222,298	12,001,869
Holly Corp.	45,588	2,402,032
Houston Exploration Co.[a]	26,121	1,366,651
Marathon Oil Corp.	276,743	25,000,963
Mariner Energy Inc.[a]	67,644	1,360,321
Murphy Oil Corp.	152,904	7,600,858
Nabors Industries Ltd.[a]	251,297	7,609,273
Newfield Exploration Co.[a]	108,254	4,634,354
Nexen Inc.	209,142	12,657,274
Noble Corp.	116,529	8,733,849
Noble Energy Inc.	141,496	7,557,301
Occidental Petroleum Corp.	639,057	29,626,682
Patterson-UTI Energy Inc.	107,849	2,604,553
Petro-Canada	402,619	15,645,774
Petrohawk Energy Corp.[a]	158,472	1,828,767
Pioneer Natural Resources Co.	108,381	4,443,621
Plains Exploration & Production Co.[a]	62,354	3,007,957
Pogo Producing Co.	49,441	2,449,801
Pride International Inc.[a]	138,770	3,997,964
Quicksilver Resources Inc.[a]	64,852	2,572,030
Range Resources Corp.	109,308	3,354,663
Rowan Companies Inc.	97,525	3,207,597
St. Mary Land & Exploration Co.	45,314	1,630,851
Suncor Energy Inc.	367,665	27,335,893
Sunoco Inc.	99,605	6,288,064
Talisman Energy Inc.	879,204	15,491,574
Tesoro Corp.	62,970	5,188,098
TODCO[a]	49,076	1,699,502
Transocean Inc.[a]	242,553	18,766,326
Ultra Petroleum Corp.[a]	124,910	6,520,302
Unit Corp.[a]	38,705	1,876,418
Valero Energy Corp.	494,117	26,820,671
W&T Offshore Inc.	65,843	2,022,697
XTO Energy Inc.	288,666	14,568,973

		882,760,983
OIL & GAS SERVICES – 11.90%
Baker Hughes Inc.	254,184	17,546,321
BJ Services Co.	254,855	7,049,289
Cameron International Corp.[a]	99,328	5,214,720
Core Laboratories NVa	20,522	1,691,013
Dresser-Rand Group Inc.[a]	77,345	2,007,876
FMC Technologies Inc.[a]	57,936	3,587,976
Grant Prideco Inc.[a]	107,452	4,209,969
Halliburton Co.	818,564	24,180,381
Hanover Compressor Co.[a]	87,708	1,697,150
National Oilwell Varco Inc.[a]	147,289	8,931,605
Oceaneering International Inc.[a]	44,002	1,736,759
Oil States International Inc.[a]	45,932	1,323,760
Schlumberger Ltd.	937,593	59,527,780
SEACOR Holdings Inc.[a]	19,968	2,021,361
Smith International Inc.	169,616	6,730,363
Superior Energy Services Inc.[a]	63,275	1,918,498
Tidewater Inc.	49,956	2,576,231
Weatherford International Ltd.[a]	276,431	11,162,284

		163,113,336
PACKAGING & CONTAINERS – 0.14%
Packaging Corp. of America	83,939	1,917,167

		1,917,167
PIPELINES – 4.10%
El Paso Corp.	565,710	8,779,819
Enbridge Inc.	275,239	8,862,696
Kinder Morgan Inc.	80,812	8,566,072
Questar Corp.	58,268	4,731,362
TransCanada Corp.	373,780	12,405,758
Williams Companies Inc.	475,754	12,840,600

		56,186,307

TOTAL COMMON STOCKS (Cost: $1,215,012,829)		1,368,943,657

42	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2007

Security	Principal	Value
SHORT-TERM INVESTMENTS – 0.43%
CERTIFICATES OF DEPOSIT[c] – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$52,407	$52,407
Washington Mutual Bank
5.33%, 03/19/07	65,510	65,510

		117,917
COMMERCIAL PAPER[c] – 0.06%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07[d]	27,543	27,276
Aspen Funding Corp.
5.26%, 02/21/07[d]	17,033	16,983
BNP Paribas Finance Inc.
5.12%, 06/06/07	9,171	9,009
Cantabric Finance LLC
5.25%, 03/06/07[d]	20,963	20,862
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07[d]	30,921	30,677
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	30,270	29,539
Curzon Funding LLC
5.24%, 02/27/07[d]	14,373	14,318
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	10,860	10,751
Eureka Securitization
5.26%, 02/09/07[d]	32,755	32,717
Five Finance Inc.
5.22%, 04/20/07[d]	12,054	11,918
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	45,857	44,886
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	42,975	42,747
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	51,098	50,258
Irish Permanent Treasury PLC
5.18%, 07/10/07	13,102	12,802
Lexington Parker Capital Co. LLC
5.18% - 5.26%, 02/14/07 - 07/25/07[d]	73,134	72,357
Lockhart Funding LLC
5.28%, 02/09/07[d]	26,204	26,173
Nationwide Building Society
5.21%, 04/13/07	24,894	24,638
Nestle Capital Corp.
5.19%, 08/09/07	15,722	15,294
Norddeutsche Landesbank
5.27%, 02/15/07	24,894	24,843
Polonius Inc.
5.26%, 02/20/07	7,410	7,390
Sedna Finance Inc.
5.22%, 04/17/07[d]	14,936	14,774
Simba Funding Corp.
5.20%, 07/23/07[d]	26,204	25,553
Societe Generale
5.18%, 05/16/07	65,510	64,530
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07[d]	66,492	66,143
Thornburg Mortgage Capital Resources
5.28% - 5.30%, 02/21/07 - 03/12/07[d]	32,283	32,135
Three Pillars Funding Corp.
5.26%, 02/14/07[d]	15,313	15,284
Westpac Banking Corp.
5.20%, 07/12/07[d]	23,584	23,035
Zela Finance Inc.
5.20%, 07/16/07[d]	15,722	15,348

		782,240
MEDIUM-TERM NOTES[c] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	6,551	6,551
Cullinan Finance Corp.
5.71%, 06/28/07[d]	19,653	19,653
K2 USA LLC
5.39%, 06/04/07[d]	19,653	19,653

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2007

Security	Shares or Principal	Value
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	$30,659	$30,658

		76,515
MONEY MARKET FUNDS – 0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[e,f]	2,127,643	2,127,643

		2,127,643
REPURCHASE AGREEMENTS[c] – 0.05%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $52,416 (collateralized by non-U.S. Government debt securities, value $54,031, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$52,408	52,408
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $39,312 (collateralized by U.S. Government obligations, value $40,130, 4.00% to 6.50%, 12/1/08 to 2/1/37).	39,306	39,306
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $2,620 (collateralized by non-U.S. Government debt securities, value $2,754, 5.43%, 3/15/08).	2,620	2,620
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $91,728 (collateralized by non-U.S. Government debt securities, value $98,852, 0.00% to 6.30%, 5/27/33 to 10/25/46).	91,714	91,714

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $28,828 (collateralized by non-U.S. Government debt securities, value $31,061, 0.00% to 6.30%, 5/27/33 to 10/25/46).	$28,824	$28,824
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $15,724 (collateralized by non-U.S. Government debt securities, value $16,948, 0.00% to 6.30%, 5/27/33 to 10/25/46).	15,722	15,722
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $52,416 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $54,406, 0.00% to 11.00%, 2/8/07 to 5/25/46).	52,408	52,408
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $22,829 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $23,691, 0.00% to 11.00%, 2/8/07 to 5/25/46).	22,826	22,826
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $15,724 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $16,326, 0.00% to 11.00%, 2/8/07 to 5/25/46).	15,722	15,722

44	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2007

Security	Principal	Value
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $123,178 (collateralized by non-U.S. Government debt securities, value $135,803, 2.35% to 6.27%, 10/1/33 to 12/14/36).	$123,159	$123,159
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $13,104 (collateralized by non-U.S. Government debt securities, value $13,771, 0.00% to 5.95%, 12/1/29 to 6/1/46).	13,102	13,102
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $6,552 (collateralized by non-U.S. Government debt securities, value $6,885, 6.38% to 9.75%, 5/15/09 to 6/15/32).	6,551	6,551
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $39,312 (collateralized by non-U.S. Government debt securities, value $40,981, 2.28% to 11.19%, 3/20/07 to 12/15/66).	39,306	39,306
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $26,208 (collateralized by non-U.S. Government debt securities, value $27,042, 0.00% to 10.13%, 8/16/07 to 7/1/26).	26,204	26,204
Morgan Stanley 5.36%, due 2/1/07, maturity value $26,208 (collateralized by non-U.S. Government debt securities, value $29,974, 0.00% to 10.00%, 2/1/07 to 1/31/37).	26,204	26,204
Morgan Stanley 5.51%, due 6/4/07, maturity value $18,691 (collateralized by non-U.S. Government debt securities, value $24,639, 0.00% to 10.00%, 2/1/07 to 1/31/37).[g]	18,343	18,343
Wachovia Capital 5.38%, due 2/1/07, maturity value $83,866 (collateralized by non-U.S. Government debt securities, value $88,128, 0.00% to 8.31%, 2/15/08 to 8/15/48).	83,853	83,853

		658,272
TIME DEPOSITS[c] – 0.01%
Dexia Credit Local
5.28%, 02/01/07	2,660	2,660
Societe Generale
5.28%, 02/01/07	52,408	52,408
UBS AG
5.28%, 02/01/07	39,306	39,306

		94,374
VARIABLE & FLOATING RATE NOTES[c] – 0.14%
Allstate Life Global Funding II
5.30% - 5.40%, 11/02/07 - 02/15/08[d]	67,082	67,089
American Express Bank
5.29%, 02/28/07	26,204	26,204
American Express Centurion Bank
5.41%, 07/19/07	28,824	28,840
American Express Credit Corp.
5.42%, 07/05/07	7,861	7,863
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	2,303	2,303
Arkle Master Issuer PLC
Series 2006-1A Class 1A 5.30%, 11/19/07[d]	19,653	19,653
ASIF Global Financing
5.41%, 05/03/07[d]	2,620	2,621

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2007

Security	Principal	Value
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08[d]	$17,033	$17,033
Bank of Ireland
5.30% -5.32%, 08/14/07 - 08/20/07[d]	37,996	37,997
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	66,820	66,822
BMW US Capital LLC
5.32%, 01/15/08[d]	26,204	26,204
BNP Paribas
5.35%, 11/19/07[d]	48,477	48,477
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	19,129	19,128
CC USA Inc.
5.36%, 07/30/07[d]	13,102	13,103
Commodore CDO Ltd.
5.44%, 12/12/07[d]	6,551	6,551
Credit Agricole SA
5.33%, 11/23/07	26,204	26,204
Cullinan Finance Corp.
5.36%, 04/25/07[d]	6,551	6,551
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	2,940	2,940
DEPFA Bank PLC
5.40%, 12/14/07[d]	26,204	26,204
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	30,135	30,135
Eli Lilly Services Inc.
5.32%, 12/31/07[d]	17,491	17,491
Fifth Third Bancorp
5.32%, 01/23/08[d]	52,408	52,408
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	17,033	17,032
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 01/24/08[d]	27,514	27,517
Granite Master Issuer PLC
5.29%, 08/20/07[d]	91,714	91,714
Harrier Finance Funding LLC
5.12% - 5.37%, 06/06/07 - 08/15/07[d]	60,269	59,805
Hartford Life Global Funding Trust
5.34% - 5.40%, 07/13/07 - 01/15/08	39,306	39,309
HBOS Treasury Services PLC
5.46%, 10/24/07[d]	26,204	26,204
Holmes Financing PLC
5.29%, 07/16/07[d]	45,857	45,857
JPMorgan Chase & Co.
5.30% - 5.45%, 07/27/07 - 02/01/08[g]	72,061	72,061
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	19,653	19,652
Kestrel Funding LLC
5.30%, 07/11/07[d]	10,482	10,481
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	15,722	15,722
Leafs LLC
5.32%, 02/20/07 - 01/22/08[d]	33,203	33,203
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	28,824	28,823
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	9,238	9,238
Marshall & Ilsley Bank
5.32%, 01/15/08	14,412	14,412
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	47,422	47,423
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	28,824	28,824
Metropolitan Life Global Funding I
5.33%, 08/06/07[d]	39,306	39,306
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	2,620	2,620

46	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2007

Security	Principal	Value
Mound Financing PLC
5.29%, 05/08/07[d]	$24,632	$24,632
Natexis Banques Populaires
5.33% - 5.37%, 02/05/07 - 02/08/08[d]	94,334	94,333
National City Bank of Indiana
5.35%, 05/21/07	13,102	13,102
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/07/08[d]	86,473	86,484
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	26,270	26,265
Northern Rock PLC
5.36%, 08/03/07[d]	31,445	31,445
Northlake CDO I
5.42%, 09/06/07[d]	7,861	7,861
Pricoa Global Funding I
5.31%, 01/25/08	35,375	35,375
Principal Life Global Funding I
5.78%, 02/08/07[d]	11,792	11,793
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07[d]	37,996	37,995
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08[d]	26,204	26,204
Strips III LLC
5.37%, 07/24/07[d]	5,501	5,501
SunTrust Bank
5.30%, 05/01/07	26,204	26,204
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	63,938	63,935
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	43,237	43,237
Wachovia Asset Securitization Inc.
5.31%, 02/25/07[d]	30,736	30,735
Wachovia Bank N.A.
5.36%, 05/22/07	52,408	52,408
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	19,653	19,659
Wells Fargo & Co.
5.33%, 11/15/07[d]	13,102	13,103
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	19,653	19,653
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	78,612	78,603
Wind Master Trust
5.31%, 07/25/07[d]	10,482	10,482

		1,940,033

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,796,994)		5,796,994

TOTAL INVESTMENTS IN SECURITIES – 100.28% (Cost: $1,220,809,823)		1,374,740,651
Other Assets, Less Liabilities – (0.28)%		(3,778,741)

NET ASSETS – 100.00%		$1,370,961,910

ADR - American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.84%
ADVERTISING – 0.19%
ADVO Inc.	186	$6,097
Catalina Marketing Corp.	310	8,850
Donnelley (R.H.) Corp.	345	22,970
Harte-Hanks Inc.	341	9,245
Interpublic Group of Companies Inc.[a]	3,068	40,375
Omnicom Group Inc.	1,177	123,820
Publicis Groupe ADR	871	37,758

		249,115
AEROSPACE & DEFENSE – 1.37%
AAR Corp.[a]	276	8,222
Alliant Techsystems Inc.[a]	248	20,088
Armor Holdings Inc.[a]	217	13,128
Boeing Co. (The)	4,681	419,230
CAE Inc.	1,581	15,604
Curtiss-Wright Corp.	368	14,050
DRS Technologies Inc.	190	10,526
EDO Corp.	93	2,159
Esterline Technologies Corp.[a]	341	13,630
General Dynamics Corp.	2,108	164,740
Goodrich Corp.	744	36,471
L-3 Communications Holdings Inc.	743	61,179
Lockheed Martin Corp.	2,137	207,695
Moog Inc. Class Aa	186	7,252
Northrop Grumman Corp.	2,169	153,869
Orbital Sciences Corp.[a]	439	7,489
Raytheon Co.	2,666	138,365
Rockwell Collins Inc.	1,054	71,893
Sequa Corp. Class Aa	94	11,843
Teledyne Technologies Inc.[a]	186	7,096
Triumph Group Inc.	93	5,227
United Industrial Corp.	62	3,132
United Technologies Corp.	5,951	404,787

		1,797,675
AGRICULTURE – 1.52%
Altria Group Inc.	13,149	1,149,091
Archer-Daniels-Midland Co.	3,838	122,816
Bunge Ltd.[b]	685	52,711
Delta & Pine Land Co.	217	8,832
Gallaher Group PLC ADR	1,084	96,389
Imperial Tobacco Group ADR	2,294	186,777
Loews Corp. - Carolina Group	588	40,302
Monsanto Co.	3,408	187,747
Reynolds American Inc.	1,054	67,983
Tejon Ranch Co.[a]	180	9,725
Universal Corp.	155	7,491
UST Inc.	1,022	58,704
Vector Group Ltd.	361	6,487

		1,995,055
AIRLINES – 0.23%
Air France-KLM ADR	1,086	49,424
Alaska Air Group Inc.[a]	186	7,970
AMR Corp.[a]	1,670	61,873
British Airways PLC ADR[a]	341	36,282
China Eastern Airlines Corp. Ltd. ADR[a]	276	7,905
China Southern Airlines Co. Ltd. ADR[a]	557	13,045
Continental Airlines Inc. Class Ba	826	34,271
LAN Airlines SA ADR	248	15,396
Southwest Airlines Co.	4,683	70,713
US Airways Group Inc.[a]	162	9,069

		305,948
APPAREL – 0.36%
Benetton Group SpA ADR	252	8,777
Coach Inc.[a]	2,356	108,046
Gildan Activewear Inc.[a]	370	18,441
Hanesbrands Inc.[a]	628	16,064
Hartmarx Corp.[a]	565	3,944
Jones Apparel Group Inc.	806	27,533
Kellwood Co.	186	6,101
Liz Claiborne Inc.	713	31,657
Nike Inc. Class B	1,116	110,272
Oxford Industries Inc.	93	4,444
Phillips-Van Heusen Corp.	278	15,332
Polo Ralph Lauren Corp.	341	27,979
Quiksilver Inc.[a]	1,055	14,992
Skechers U.S.A. Inc. Class Aa	214	7,584
Stride Rite Corp.	248	4,280
Timberland Co. Class Aa	343	10,348
VF Corp.	558	42,335
Wolverine World Wide Inc.	372	11,446

		469,575

48	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
AUTO MANUFACTURERS – 1.87%
DaimlerChrysler AG	5,989	$374,253
Fiat SpA ADR[a]	3,970	87,022
Ford Motor Co.	9,123	74,170
General Motors Corp.	2,975	97,699
Honda Motor Co. Ltd. ADR	11,811	464,527
Navistar International Corp.[a]	590	26,102
Oshkosh Truck Corp.	529	27,931
Tata Motors Ltd. ADR	768	15,590
Toyota Motor Corp. ADR	9,822	1,294,343

		2,461,637
AUTO PARTS & EQUIPMENT – 0.25%
American Axle & Manufacturing Holdings Inc.	962	19,990
ArvinMeritor Inc.	744	14,322
Autoliv Inc.	620	37,411
BorgWarner Inc.	372	25,497
Goodyear Tire & Rubber Co. (The)[a]	1,575	38,887
Johnson Controls Inc.	1,209	111,784
Magna International Inc. Class A	620	48,434
Superior Industries International Inc.[b]	434	8,841
Tenneco Inc.[a]	374	8,695
TRW Automotive Holdings Corp.[a]	155	4,053
Visteon Corp.[a]	2,170	17,360

		335,274
BANKS – 11.10%
ABN AMRO Holding NV ADR	12,059	387,576
Allied Irish Banks PLC ADR	2,790	162,015
Australia & New Zealand Banking Group Ltd. ADR	2,294	260,942
Banco Bilbao Vizcaya Argentaria SA ADR	22,754	570,670
Banco de Chile ADR	343	16,210
Banco Latinoamericano de Exportaciones SA Class E	186	3,114
Banco Santander Central Hispano SA ADR	39,717	749,460
Banco Santander Chile SA ADR	403	19,932
BancorpSouth Inc.	465	11,778
Bank of America Corp.	29,120	1,531,129
Bank of Hawaii Corp.	341	17,851
Bank of Ireland ADR	1,457	130,387
Bank of Montreal	3,193	190,303
Bank of New York Co. Inc. (The)	4,960	198,450
Bank of Nova Scotia	6,448	278,425
Barclays PLC ADR[c]	10,205	601,993
BB&T Corp.	3,502	147,995
Canadian Imperial Bank of Commerce	2,232	191,171
Capitol Bancorp Ltd.	184	7,894
Central Pacific Financial Corp.	309	12,076
Chittenden Corp.	310	9,443
City National Corp.	279	20,068
Colonial BancGroup Inc. (The)	806	19,779
Comerica Inc.	1,023	60,664
Commerce Bancorp Inc.	992	33,510
Community Bank System Inc.	186	4,215
Credicorp Ltd.	217	9,162
Credit Suisse Group PLC ADR	6,948	493,864
Cullen/Frost Bankers Inc.	341	18,254
Deutsche Bank AG	3,378	479,710
F.N.B. Corp. (Pennsylvania)	310	5,453
First Commonwealth Financial Corp.	372	4,892
First Horizon National Corp.	806	35,142
First Republic Bank	154	8,273
HDFC Bank Ltd. ADR	620	47,318
HSBC Holdings PLC ADR	14,658	1,346,044
ICICI Bank Ltd. ADR	2,141	94,525
Irwin Financial Corp.	124	2,707
KeyCorp	2,543	97,066
Kookmin Bank ADR[a]	2,139	170,115
Lloyds TSB Group PLC ADR	8,804	408,418
M&T Bank Corp.	556	67,448
Marshall & Ilsley Corp.	1,333	62,731
Mellon Financial Corp.	2,759	117,920
Mitsubishi UFJ Financial Group Inc. ADR	62,443	758,682
Mizuho Financial Group Inc. ADR[a]	37,344	542,982
National Australia Bank Ltd. ADR[b]	1,989	312,372
National Bank of Greece SA ADR	14,595	152,372
National City Corp.	3,625	137,206
Old National Bancorp	464	8,695
PNC Financial Services Group	1,829	134,925

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
Regions Financial Corp.	4,722	$171,220
Royal Bank of Canada	8,370	387,364
State Street Corp.	2,139	151,976
SunTrust Banks Inc.	2,230	185,313
Synovus Financial Corp.	1,612	51,471
TCF Financial Corp.	868	22,030
TD Banknorth Inc.	1,054	33,991
Toronto-Dominion Bank	4,553	269,902
U.S. Bancorp	11,748	418,229
UnionBanCal Corp.	310	20,032
Valley National Bancorp	652	16,698
W Holding Co. Inc.	1,491	7,843
Wachovia Corp.	12,308	695,402
Webster Financial Corp.	310	15,444
Wells Fargo & Co.	20,641	741,425
Westpac Banking Corp. ADR	2,351	230,398
Wilmington Trust Corp.	434	18,198

		14,590,262
BEVERAGES – 1.65%
Anheuser-Busch Companies Inc.	4,864	247,918
Brown-Forman Corp. Class B	280	18,365
Coca-Cola Co. (The)	13,670	654,520
Coca-Cola Enterprises Inc.	1,519	31,170
Coca-Cola FEMSA SAB de CV ADR	220	8,804
Coca-Cola Hellenic Bottling Co. SA ADR	747	30,082
Compania Cervecerias Unidas ADR	439	13,135
Constellation Brands Inc. Class Aa	1,206	29,836
Diageo PLC ADR	4,364	343,578
Embotelladora Andina SA Class A ADR	372	6,086
Embotelladora Andina SA Class B ADR	372	6,744
Molson Coors Brewing Co. Class B	438	35,390
Pepsi Bottling Group Inc.	1,054	33,338
PepsiAmericas Inc.	527	11,620
PepsiCo Inc.	10,521	686,390
Vina Concha y Toro SA ADR	252	9,072

		2,166,048
BIOTECHNOLOGY – 0.29%
Cambrex Corp.	305	6,673
Celera Group[a]	992	15,733
Charles River Laboratories International Inc.[a]	527	23,715
Enzo Biochem Inc.[a]	680	10,091
Genentech Inc.[a]	3,006	262,634
Merck Serono SA ADR	1,798	39,754
Millipore Corp.[a]	338	23,146

		381,746
BUILDING MATERIALS – 0.71%
American Standard Companies Inc.	1,116	55,119
Cemex SAB de CV ADR[a]	4,594	162,536
Comfort Systems USA Inc.	592	7,252
CRH PLC ADR	2,998	119,530
Eagle Materials Inc.	405	20,003
ElkCorp	183	7,935
Florida Rock Industries Inc.	430	21,264
Hanson PLC ADR	1,085	81,918
Lafarge SA ADR	4,370	168,420
Lennox International Inc.	374	11,347
Martin Marietta Materials Inc.	310	35,780
Masco Corp.	2,821	90,244
NCI Building Systems Inc.[a]	182	10,359
Rinker Group Ltd. ADR	1,240	90,123
Simpson Manufacturing Co. Inc.[b]	248	8,112
Texas Industries Inc.	220	16,152
USG Corp.[a]	533	28,569

		934,663
CHEMICALS – 1.88%
Agrium Inc.	806	27,952
Air Products & Chemicals Inc.	1,364	101,836
Airgas Inc.	403	16,773
Albemarle Corp.	217	16,922
Arch Chemicals Inc.	155	5,228
Ashland Inc.	434	30,185
BASF AG ADR	3,376	326,696
Bayer AG ADR	4,803	284,242
Cabot Corp.	403	18,030
Chemtura Corp.	2,075	23,904
Ciba Specialty Chemicals AG ADR	868	29,208
Cytec Industries Inc.	217	12,634
Dow Chemical Co. (The)	5,982	248,492
Du Pont (E.I.) de Nemours and Co.	6,088	301,721

50	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
Eastman Chemical Co.	496	$29,046
Ecolab Inc.	1,178	51,714
Ferro Corp.	248	5,285
FMC Corp.	217	16,893
Fuller (H.B.) Co.	372	9,624
Grace (W.R.) & Co.[a]	586	12,716
Hercules Inc.[a]	651	12,766
Imperial Chemical Industries PLC ADR	1,891	68,776
International Flavors & Fragrances Inc.	651	31,560
Koor Industries Ltd. ADR[a]	524	5,827
Lubrizol Corp.	341	17,568
Lyondell Chemical Co.	1,518	47,999
MacDermid Inc.	155	5,377
Minerals Technologies Inc.	124	7,201
Mosaic Co. (The)[a]	651	12,968
Nova Chemicals Corp.	558	17,086
Olin Corp.	434	7,309
OM Group Inc.[a]	338	16,515
PolyOne Corp.[a]	589	4,317
Potash Corp. of Saskatchewan	712	111,093
PPG Industries Inc.	1,085	71,925
Praxair Inc.	2,014	127,003
Rhodia SA ADR[a]	9,857	35,189
Rohm & Haas Co.	930	48,416
RPM International Inc.	744	17,283
Sensient Technologies Corp.	279	6,886
SGL Carbon AG ADR[a]	1,457	12,370
Sherwin-Williams Co. (The)	774	53,483
Sinopec Shanghai Petrochemical Co. Ltd. ADR	155	7,649
Sociedad Quimica y Minera de Chile SA ADR	62	8,412
Spartech Corp.	186	5,212
Syngenta AG ADR	3,255	120,663
Tronox Inc. Class B	122	1,740
Valspar Corp. (The)	620	17,472

		2,469,166
COAL – 0.10%
Arch Coal Inc.	866	25,738
CONSOL Energy Inc.	1,178	40,559
Peabody Energy Corp.	1,326	54,141
Yanzhou Coal Mining Co. Ltd. ADR	187	8,686

		129,124
COMMERCIAL SERVICES – 0.98%
Aaron Rents Inc.	248	7,321
ABM Industries Inc.	248	6,408
Accenture Ltd.	3,662	138,241
Adecco SA ADR	3,348	54,171
ADESA Inc.	496	14,394
Alliance Data Systems Corp.[a]	435	29,550
Arbitron Inc.	186	8,625
BearingPoint Inc.[a]	1,674	13,409
Block (H & R) Inc.	1,984	48,806
Bowne & Co. Inc.	400	6,016
Bunzl PLC ADR	301	19,159
Central Parking Corp.	618	12,311
Chemed Corp.	214	7,811
ChoicePoint Inc.[a]	558	21,477
Consolidated Graphics Inc.[a]	125	7,750
Convergys Corp.[a]	899	23,410
Corrections Corp. of America[a]	466	22,704
DeVry Inc.	652	18,360
Dollar Thrifty Automotive Group Inc.[a]	155	7,305
Donnelley (R.R.) & Sons Co.	1,364	50,604
Equifax Inc.	899	37,335
FTI Consulting Inc.[a]	279	7,647
Gartner Inc.[a]	527	11,520
Geo Group Inc. (The)[a]	135	5,916
Hewitt Associates Inc. Class Aa	366	9,860
Interactive Data Corp.	217	5,076
Iron Mountain Inc.[a]	1,116	31,226
ITT Educational Services Inc.[a]	279	21,650
Korn/Ferry International[a]	217	5,182
Labor Ready Inc.[a]	401	7,531
Landauer Inc.	62	3,185
Live Nation Inc.[a]	431	10,637
Manpower Inc.	558	40,695
MAXIMUS Inc.	220	6,633
McKesson Corp.	1,736	96,782
Midas Inc.[a]	218	4,933
Moody’s Corp.	1,617	115,713

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
MPS Group Inc.[a]	682	$10,216
Navigant Consulting Inc.[a]	279	5,798
PHH Corp.[a]	340	9,948
Pre-Paid Legal Services Inc.[a,b]	94	3,655
Quanta Services Inc.[a]	1,148	23,614
QuebecorWorld Inc.	962	12,862
Robert Half International Inc.	1,085	44,160
Rollins Inc.	247	5,390
Service Corp. International	1,922	20,469
ServiceMaster Co. (The)	1,891	24,678
Sotheby’s Holdings Inc. Class A	347	12,867
Spherion Corp.[a]	372	3,062
United Rentals Inc.[a]	806	20,755
Viad Corp.	155	6,501
Watson Wyatt Worldwide Inc.	217	9,611
Weight Watchers International Inc.	279	15,074
Western Union Co.	5,113	114,224

		1,282,237
COMPUTERS – 2.05%
Affiliated Computer Services Inc. Class Aa	775	37,967
CACI International Inc. Class Aa	186	8,748
Ceridian Corp.[a]	961	28,801
CGI Group Inc.[a]	2,170	16,926
CIBER Inc.[a]	676	4,651
Computer Sciences Corp.[a]	1,178	61,798
Diebold Inc.	558	25,863
DST Systems Inc.[a]	464	32,703
Electronic Data Systems Corp.	3,314	87,191
EMC Corp.[a]	15,469	216,411
FactSet Research Systems Inc.	247	14,346
Hewlett-Packard Co.	17,921	775,621
Imation Corp.	217	9,442
International Business Machines Corp.	9,815	973,157
Lexmark International Inc. Class Aa	806	50,802
NCR Corp.[a]	1,240	58,764
Perot Systems Corp. Class Aa	465	7,598
Quantum Corp.[a]	3,560	8,864
Seagate Technology	3,447	93,379
SRA International Inc. Class Aa	281	7,109
TDK Corp. ADR	837	70,417
Thomson Corp.	1,209	50,863
Tyler Technologies Inc.[a]	499	6,936
Western Digital Corp.[a]	2,045	40,082

		2,688,439
COSMETICS & PERSONAL CARE – 1.30%
Alberto-Culver Co.	589	13,470
Avon Products Inc.	2,459	84,565
Colgate-Palmolive Co.	3,347	228,600
Estee Lauder Companies Inc. (The) Class A	865	41,088
Procter & Gamble Co.	20,590	1,335,673

		1,703,396
DISTRIBUTION & WHOLESALE – 0.20%
Buhrmann NV ADR	1,296	19,518
Genuine Parts Co.	1,116	53,032
Grainger (W.W.) Inc.	527	40,922
Ingram Micro Inc. Class Aa	775	15,120
Owens & Minor Inc.	248	8,296
Watsco Inc.	124	6,326
WESCO International Inc.[a]	370	22,466
Wolseley PLC ADR	3,720	98,059

		263,739
DIVERSIFIED FINANCIAL SERVICES – 6.76%
Affiliated Managers Group Inc.[a]	217	24,174
American Express Co.	7,036	409,636
AmeriCredit Corp.[a]	992	26,923
Ameriprise Financial Inc.	1,397	82,367
AMVESCAP PLC ADR	3,130	76,278
Bear Stearns Companies Inc. (The)	620	102,207
BlackRock Inc.	93	15,602
Capital One Financial Corp.	2,853	229,381
CBOT Holdings Inc. Class Aa	221	37,305
Chicago Mercantile Exchange Holdings Inc.	188	105,900
CIT Group Inc.	1,364	80,421
Citigroup Inc.	32,235	1,777,116
Countrywide Financial Corp.	3,660	159,137
Eaton Vance Corp.	744	25,519
Edwards (A.G.) Inc.	527	34,893
Federal Home Loan Mortgage Corp.	4,401	285,757

52	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
Federal National Mortgage Association	6,107	$345,229
Federated Investors Inc. Class B	620	21,892
Financial Federal Corp.	338	9,667
Franklin Resources Inc.	1,020	121,492
GAMCO Investors Inc. Class A	248	9,630
Goldman Sachs Group Inc. (The)	2,407	510,669
IndyMac Bancorp Inc.	372	14,467
IntercontinentalExchange Inc.[a]	409	53,395
Investment Technology Group Inc.[a]	310	13,516
Janus Capital Group Inc.	1,550	31,744
Jefferies Group Inc.	746	21,977
JPMorgan Chase & Co.	22,506	1,146,231
LaBranche & Co. Inc.[a]	1,084	10,168
Lazard Ltd. Class A	498	25,278
Legg Mason Inc.	803	84,195
Lehman Brothers Holdings Inc.	3,408	280,274
Merrill Lynch & Co. Inc.	5,730	536,099
Morgan Stanley	6,324	523,564
National Financial Partners Corp.	313	15,368
Nelnet Inc. Class Aa	157	4,344
Nomura Holdings Inc. ADR	12,555	255,996
Nuveen Investments Inc. Class A	466	23,067
NYSE Group Inc.[a,b]	336	33,593
Ocwen Financial Corp.[a]	430	6,054
ORIX Corp. ADR	1,150	168,360
Petrobras Energia Participaciones SA ADR[a]	558	6,389
Piper Jaffray Companies[a]	278	19,165
Raymond James Financial Inc.	558	17,811
Ritchie Bros. Auctioneers Inc.	244	14,462
Shinhan Financial Group Co. Ltd. ADR[a]	1,049	109,106
SLM Corp.	2,789	128,182
Stewart (W.P.) & Co. Ltd.	554	8,670
Student Loan Corp. (The)	31	6,216
SWS Group Inc.	315	7,947
UBS AG Registered	12,440	783,844
Waddell & Reed Financial Inc. Class A	646	16,583
Woori Finance Holdings Co. Ltd. ADR[a]	340	24,126

		8,881,386
ELECTRIC – 3.96%
AES Corp. (The)[a]	4,463	92,786
Allegheny Energy Inc.[a]	1,117	51,963
ALLETE Inc.	372	17,889
Alliant Energy Corp.	804	29,225
Ameren Corp.	1,368	72,654
American Electric Power Co. Inc.	2,511	109,304
Aquila Inc.[a]	3,280	14,858
Avista Corp.	494	12,424
Black Hills Corp.	247	9,156
CenterPoint Energy Inc.	1,736	29,963
Central Vermont Public Service Corp.	367	9,190
CH Energy Group Inc.	309	15,771
Cleco Corp.	495	12,642
CMS Energy Corp.[a]	1,488	24,835
Companhia Paranaense de Energia ADR	956	11,615
Consolidated Edison Inc.	1,576	76,089
Constellation Energy Group Inc.	1,147	83,215
Dominion Resources Inc.	2,173	180,272
DPL Inc.	1,022	29,311
DTE Energy Co.	1,085	50,311
Duke Energy Corp.	7,749	152,578
Duquesne Light Holdings Inc.	496	9,925
Dynegy Inc. Class Aa	3,808	26,846
E.ON AG ADR	13,576	616,215
Edison International	2,077	93,423
El Paso Electric Co.[a]	463	11,251
Empire District Electric Co. (The)	646	15,381
Empresa Nacional de Electricidad SA ADR	1,211	46,987
Endesa SA ADR	4,628	232,372
Enel SpA ADR	5,645	301,161
Energias de Portugal SA ADR	1,634	81,716
Energy East Corp.	930	22,339
Enersis SA ADR	1,924	30,322
Entergy Corp.	1,361	126,369
Exelon Corp.	4,403	264,136
FirstEnergy Corp.	2,203	130,704
FPL Group Inc.	2,384	135,054
Great Plains Energy Inc.	682	21,367

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
Hawaiian Electric Industries Inc.	496	$13,288
Huaneng Power International Inc. ADR	776	27,920
IDACORP Inc.	374	13,819
International Power PLC ADR	1,089	77,972
Korea Electric Power Corp. ADR[a]	3,499	80,022
MDU Resources Group Inc.	1,023	26,445
Mirant Corp.[a]	1,310	44,776
National Grid PLC ADR	3,442	260,250
Northeast Utilities	1,208	33,401
NRG Energy Inc.[a]	651	39,014
NSTAR	779	26,019
OGE Energy Corp.	684	26,484
Pepco Holdings Inc.	1,334	34,124
PG&E Corp.	2,511	117,213
Pinnacle West Capital Corp.	589	28,737
PNM Resources Inc.	372	11,339
PPL Corp.	2,480	88,288
Progress Energy Inc.	1,581	75,161
Public Service Enterprise Group Inc.	1,611	107,985
Puget Energy Inc.	749	18,395
Reliant Energy Inc.[a]	2,451	36,471
SCANA Corp.	744	30,296
Scottish Power PLC ADR	2,578	151,329
Sierra Pacific Resources Corp.[a]	1,431	24,356
Southern Co. (The)	4,837	176,696
TECO Energy Inc.	1,209	20,505
TransAlta Corp.	1,764	37,062
TXU Corp.	2,947	159,374
UIL Holdings Corp.	430	16,688
UniSource Energy Corp.	343	12,869
Westar Energy Inc.	623	16,547
Wisconsin Energy Corp.	807	37,574
WPS Resources Corp.	308	16,339
Xcel Energy Inc.	2,542	59,305

		5,197,682
ELECTRICAL COMPONENTS & EQUIPMENT – 0.38%
AMETEK Inc.	651	22,564
Belden CDT Inc.	310	13,408
Emerson Electric Co.	5,270	236,992
Energizer Holdings Inc.[a]	527	44,916
General Cable Corp.[a]	492	21,220
Hitachi Ltd. ADR	2,138	143,781
Hubbell Inc. Class B	310	14,942

		497,823
ELECTRONICS – 0.89%
Advantest Corp. ADR	1,055	52,993
Agilent Technologies Inc.[a]	2,945	94,240
Amphenol Corp. Class A	496	33,589
Applera Corp. - Applied Biosystems Group	1,333	46,335
Arrow Electronics Inc.[a]	713	25,133
AU Optronics Corp. ADR	3,683	49,463
Avnet Inc.[a]	939	29,156
AVX Corp.	493	7,124
Benchmark Electronics Inc.[a]	467	10,578
Brady Corp. Class A	248	9,288
Celestica Inc.[a]	2,163	12,891
Checkpoint Systems Inc.[a]	219	4,115
CTS Corp.	371	5,751
Epcos AG ADR[a]	648	11,949
Jabil Circuit Inc.	1,546	37,089
Koninklijke Philips Electronics NV NYS	7,680	300,672
Kyocera Corp. ADR	1,115	103,349
LG.Philips LCD Co. Ltd. ADR[a]	646	9,050
Mettler Toledo International Inc.[a]	279	23,101
Park Electrochemical Corp.	215	5,738
Paxar Corp.[a]	217	4,770
PerkinElmer Inc.	744	17,759
Rogers Corp.[a]	279	14,419
Solectron Corp.[a]	10,223	33,225
Technitrol Inc.	348	7,663
Tektronix Inc.	527	14,898
Thermo Fisher Scientific Inc.[a]	2,548	121,922
Thomas & Betts Corp.[a]	372	17,815
Vishay Intertechnology Inc.[a]	1,584	20,814
Waters Corp.[a]	775	43,935
Watts Water Technologies Inc. Class A	155	6,815

		1,175,639

54	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 0.35%
ABB Ltd. ADR	12,926	$230,212
Chicago Bridge & Iron Co. NV NYS	620	18,426
Dycom Industries Inc.[a]	460	10,410
EMCOR Group Inc.[a]	247	14,183
Empresas ICA Sociedad Controladora SA de CV ADR[a]	305	13,490
Fluor Corp.	558	46,091
Granite Construction Inc.	283	15,157
Grupo Aeroportuario del Sureste SA de CV ADR	248	10,783
Jacobs Engineering Group Inc.[a]	401	36,311
McDermott International Inc.[a]	658	33,979
Shaw Group Inc. (The)[a]	494	16,677
URS Corp.[a]	430	18,477

		464,196
ENTERTAINMENT – 0.11%
DreamWorks Animation SKG Inc. Class Aa	279	7,862
International Game Technology Inc.	2,232	97,003
Pinnacle Entertainment Inc.[a]	340	11,740
Regal Entertainment Group Class A	248	5,580
Speedway Motorsports Inc.	188	7,253
Vail Resorts Inc.[a]	247	11,424

		140,862
ENVIRONMENTAL CONTROL – 0.15%
Mine Safety Appliances Co.	216	8,284
Nalco Holding Co.[a]	434	9,978
Republic Services Inc.	775	33,519
Waste Connections Inc.[a]	279	12,156
Waste Management Inc.	3,659	138,969

		202,906
FOOD – 1.83%
Cadbury Schweppes PLC ADR	3,380	153,249
Campbell Soup Co.	1,643	63,223
ConAgra Foods Inc.	3,441	88,468
Corn Products International Inc.	434	14,865
Dean Foods Co.[a]	992	43,896
Del Monte Foods Co.	1,271	14,566
Distribucion y Servicio D&S SA ADR	278	5,908
Flowers Foods Inc.	432	12,148
General Mills Inc.	2,232	127,760
Groupe Danone ADR	7,998	264,334
Gruma SA de CV ADR	217	2,624
Heinz (H.J.) Co.	2,140	100,837
Hershey Co. (The)	1,116	56,961
Hormel Foods Corp.	465	17,624
Kellogg Co.	1,278	62,967
Koninklijke Ahold NV ADR[a]	9,920	100,192
Kraft Foods Inc.	1,580	55,174
Kroger Co.	4,438	113,613
McCormick & Co. Inc. NVS	775	30,256
Pilgrim’s Pride Corp.	305	9,659
Ralcorp Holdings Inc.[a]	186	10,293
Ruddick Corp.	248	6,894
Safeway Inc.	2,821	101,641
Sara Lee Corp.	5,053	86,659
Smithfield Foods Inc.[a]	558	14,653
Smucker (J.M.) Co. (The)	341	16,194
SUPERVALU Inc.	1,240	47,095
Sysco Corp.	4,091	141,344
Tootsie Roll Industries Inc.	156	4,948
TreeHouse Foods Inc.[a]	434	12,938
Tyson Foods Inc. Class A	1,488	26,412
Unilever NV NYS	11,126	296,953
Unilever PLC ADR	8,337	227,683
Weis Markets Inc.	62	2,683
Wimm-Bill-Dann Foods OJSC ADR	218	14,183
Wrigley (William Jr.) Co.	1,025	52,808

		2,401,705
FOOD SERVICE – 0.04%
Sodexho Alliance SA ADR	681	47,473

		47,473
FOREST PRODUCTS & PAPER – 0.48%
Aracruz Celulose SA ADR	279	15,454
Bowater Inc.	552	15,108
Buckeye Technologies Inc.[a]	217	2,597
Deltic Timber Corp.	217	11,614
Domtar Inc.[a]	2,295	19,071
Glatfelter Co.	186	3,011
International Paper Co.	3,068	103,392
Louisiana-Pacific Corp.	620	14,204

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
MeadWestvaco Corp.	1,550	$46,717
Neenah Paper Inc.	93	3,174
Plum Creek Timber Co. Inc.	1,178	47,415
Potlatch Corp.	277	13,077
Rayonier Inc.	465	20,088
Rock-Tenn Co. Class A	155	5,072
Sappi Ltd. ADR	1,333	18,715
Schweitzer-Mauduit International Inc.	93	2,259
Stora Enso OYJ ADR	4,092	68,500
Temple-Inland Inc.	682	34,059
UPM-Kymmene OYJ ADR	3,348	85,575
Wausau Paper Corp.	310	4,414
Weyerhaeuser Co.	1,332	99,900

		633,416
GAS – 0.29%
AGL Resources Inc.	372	14,620
Atmos Energy Corp.	467	14,589
Energen Corp.	434	20,086
KeySpan Corp.	1,023	41,738
Laclede Group Inc. (The)	214	6,951
New Jersey Resources Corp.	402	18,733
Nicor Inc.	186	8,463
NiSource Inc.	1,674	39,841
Northwest Natural Gas Co.	465	18,921
Peoples Energy Corp.	248	10,800
Piedmont Natural Gas Co.	434	11,202
Sempra Energy	1,365	78,324
South Jersey Industries Inc.	494	16,322
Southern Union Co.	684	19,022
Southwest Gas Corp.	372	14,601
UGI Corp.	620	16,994
Vectren Corp.	496	13,948
WGL Holdings Inc.	310	9,805

		374,960
HAND & MACHINE TOOLS – 0.13%
Baldor Electric Co.	186	6,570
Black & Decker Corp.	496	43,291
Kennametal Inc.	217	13,411
Nidec Corp. ADR	3,128	55,678
Snap-On Inc.	341	16,440
Stanley Works (The)	527	30,176

		165,566
HEALTH CARE – PRODUCTS – 2.26%
Advanced Medical Optics Inc.[a]	463	17,015
Alcon Inc.	522	61,471
Bard (C.R.) Inc.	682	56,279
Bausch & Lomb Inc.	221	12,305
Baxter International Inc.	3,875	192,433
Beckman Coulter Inc.	403	26,002
Becton, Dickinson & Co.	1,488	114,487
Boston Scientific Corp.[a]	7,676	141,622
Cantel Medical Corp.[a]	120	1,949
Cooper Companies Inc.	221	10,542
DJO Inc.[a]	124	5,134
Edwards Lifesciences Corp.[a]	372	19,032
Fresenius Medical Care AG & Co. KGaA	1,183	52,916
Haemonetics Corp.[a]	155	7,477
Hillenbrand Industries Inc.	396	22,576
Johnson & Johnson	18,776	1,254,237
Kinetic Concepts Inc.[a]	409	20,119
Luxottica Group SpA ADR	964	29,980
Medtronic Inc.	7,630	407,824
Mentor Corp.	248	12,646
Oakley Inc.	155	3,590
ResMed Inc.[a]	434	22,820
Smith & Nephew PLC ADR	1,209	67,982
St. Jude Medical Inc.[a]	2,298	98,262
Steris Corp.	434	11,215
Stryker Corp.	1,797	111,306
Varian Medical Systems Inc.[a]	868	40,041
Viasys Healthcare Inc.[a]	497	14,627
West Pharmaceutical Services Inc.	186	9,027
Zimmer Holdings Inc.[a]	1,550	130,541

		2,975,457
HEALTH CARE – SERVICES – 1.13%
Aetna Inc.	3,754	158,269
AMERIGROUP Corp.[a]	310	11,241
Assisted Living Concepts Inc.[a]	464	5,072
Centene Corp.[a]	30	748
Community Health Systems Inc.[a]	869	31,067
Covance Inc.[a]	403	24,845
Coventry Health Care Inc.[a]	1,021	52,633

56	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
DaVita Inc.[a]	620	$33,852
Health Management Associates Inc. Class A	1,550	30,148
Health Net Inc.[a]	713	34,730
Humana Inc.[a]	1,023	56,777
Laboratory Corp. of America Holdings[a]	682	50,086
Manor Care Inc.	558	29,708
MDS Inc.	899	15,553
Molina Healthcare Inc.[a]	93	2,867
Pediatrix Medical Group Inc.[a]	310	16,287
Quest Diagnostics Inc.	992	52,060
Sierra Health Services Inc.[a]	430	17,286
Sunrise Senior Living Inc.[a]	248	8,868
Tenet Healthcare Corp.[a]	3,341	23,587
Triad Hospitals Inc.[a]	741	31,493
UnitedHealth Group Inc.	8,654	452,258
Universal Health Services Inc. Class B	310	17,958
WellPoint Inc.[a]	4,100	321,358

		1,478,751
HOLDING COMPANIES – DIVERSIFIED – 0.64%
Berkshire Hathaway Inc. Class Ba	212	777,478
Leucadia National Corp.	992	27,141
Quinenco SA ADR[d]	425	6,502
Tomkins PLC ADR	1,240	27,181
Walter Industries Inc.	341	9,609

		847,911
HOME BUILDERS – 0.31%
Beazer Homes USA Inc.	338	14,706
Brookfield Homes Corp.[b]	250	9,078
Centex Corp.	844	45,314
Champion Enterprises Inc.[a]	458	3,760
Fleetwood Enterprises Inc.[a]	1,547	14,248
Horton (D.R.) Inc.	1,982	57,597
KB Home	618	33,508
Lennar Corp. Class A	871	47,365
M.D.C. Holdings Inc.	307	17,889
Meritage Homes Corp.[a]	304	13,513
Monaco Coach Corp.	557	8,400
Pulte Homes Inc.	1,517	52,094
Standard-Pacific Corp.	769	21,101
Thor Industries Inc.	248	10,480
Toll Brothers Inc.[a]	1,205	40,765
Winnebago Industries Inc.[b]	369	12,376

		402,194
HOME FURNISHINGS – 0.55%
Ethan Allen Interiors Inc.	248	9,342
Furniture Brands International Inc.	341	5,684
Harman International Industries Inc.	434	41,043
La-Z-Boy Inc.[b]	500	6,440
Matsushita Electric Industrial Co. Ltd. ADR	14,779	294,398
Sony Corp. ADR	6,355	294,427
Thomson SA ADR	1,831	35,045
Whirlpool Corp.	403	36,846

		723,225
HOUSEHOLD PRODUCTS & WARES – 0.39%
ACCO Brands Corp.[a]	558	13,465
American Greetings Corp. Class A	403	9,680
Avery Dennison Corp.	620	42,383
Blyth Inc.	217	4,511
Church & Dwight Co. Inc.	587	26,597
Clorox Co. (The)	1,024	66,990
Ennis Inc.	310	7,809
Fortune Brands Inc.	930	77,860
Harland (John H.) Co.	186	9,371
Jarden Corp.[a]	338	12,394
Kimberly-Clark Corp.	2,973	206,326
Playtex Products Inc.[a]	248	3,492
Scotts Miracle-Gro Co. (The) Class A	248	13,285
Tupperware Brands Corp.	498	11,618
Yankee Candle Co. Inc. (The)	341	11,809

		517,590
HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	1,767	52,197
Toro Co. (The)	310	15,894

		68,091
INSURANCE – 5.48%
ACE Ltd.	1,948	112,555
Aegon NV ADR	9,052	178,868
AFLAC Inc.	3,193	152,019

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
Alleghany Corp.[a]	31	$11,114
Allianz SE ADR	26,913	541,759
Allstate Corp. (The)	4,217	253,695
Ambac Financial Group Inc.	682	60,084
American Financial Group Inc.	556	19,638
American International Group Inc.	14,447	988,897
Aon Corp.	1,767	63,365
Aspen Insurance Holdings Ltd.	371	9,505
Assurant Inc.	655	36,405
Assured Guaranty Ltd.	465	12,202
AXA ADR	10,980	466,321
Axis Capital Holdings Ltd.	775	25,536
Berkley (W.R.) Corp.	1,058	35,009
Brown & Brown Inc.	744	21,070
China Life Insurance Co. Ltd. ADR	4,411	194,878
Chubb Corp.	2,718	141,445
CIGNA Corp.	768	101,683
CNA Financial Corp.[a]	186	7,561
Commerce Group Inc.	372	11,227
Conseco Inc.[a]	1,085	21,537
Delphi Financial Group Inc. Class A	279	11,004
Endurance Specialty Holdings Ltd.	373	12,682
Everest Re Group Ltd.	341	31,918
Fairfax Financial Holdings Ltd.	56	9,902
FBL Financial Group Inc. Class A	186	7,219
Fidelity National Financial Inc.	1,166	27,681
First American Corp.	434	18,393
Gallagher (Arthur J.) & Co.	589	16,887
Genworth Financial Inc. Class A	2,692	93,951
Hanover Insurance Group Inc. (The)	341	16,385
Hartford Financial Services Group Inc. (The)	1,956	185,644
HCC Insurance Holdings Inc.	655	20,456
Hilb, Rogal & Hobbs Co.	186	7,859
Horace Mann Educators Corp.	279	5,533
Hub International Ltd.	186	6,093
ING Groep NV ADR	13,102	577,274
Kingsway Financial Services Inc.	372	7,667
LandAmerica Financial Group Inc.	124	7,819
Lincoln National Corp.	1,893	127,096
Loews Corp.	2,666	115,864
Manulife Financial Corp.	10,325	348,056
Markel Corp.[a]	62	30,076
Marsh & McLennan Companies Inc.	3,230	95,285
MBIA Inc.	930	66,802
Mercury General Corp.	155	8,085
MetLife Inc.	2,676	166,233
MGIC Investment Corp.	620	38,266
Nationwide Financial Services Inc.	372	20,330
Old Republic International Corp.	1,361	30,350
PartnerRe Ltd.	341	23,188
Penn Treaty American Corp.[a]	992	8,115
Phoenix Companies Inc.	589	8,853
Platinum Underwriters Holdings Ltd.	396	11,821
PMI Group Inc. (The)	558	26,684
Principal Financial Group Inc.	1,922	118,414
ProAssurance Corp.[a]	246	12,494
Progressive Corp. (The)	4,588	106,396
Protective Life Corp.	403	19,719
Prudential Financial Inc.	3,162	281,829
Prudential PLC ADR	7,621	208,434
Radian Group Inc.	589	35,470
Reinsurance Group of America Inc.	155	9,013
RenaissanceRe Holdings Ltd.	472	25,143
RLI Corp.	124	6,862
SAFECO Corp.	560	35,846
SCOR ADR	7,905	21,739
Scottish Re Group Ltd.	90	423
St. Paul Travelers Companies Inc.	4,285	217,892
StanCorp Financial Group Inc.	372	17,800
Stewart Information Services Corp.	94	3,952
Sun Life Financial Services of Canada Inc.	3,751	160,955
Torchmark Corp.	649	42,179
Transatlantic Holdings Inc.	155	9,732
21st Century Insurance Group	155	3,292
Unitrin Inc.	279	14,288
UnumProvident Corp.	1,705	37,510
White Mountains Insurance Group Ltd.	61	35,362
Willis Group Holdings Ltd.	930	38,000
XL Capital Ltd. Class A	995	68,655

58	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
Zenith National Insurance Corp.	184	$8,409

		7,195,652
INTERNET – 0.02%
McAfee Inc.[a]	1,023	29,933

		29,933
IRON & STEEL – 0.62%
AK Steel Holding Corp.[a]	1,364	28,699
Allegheny Technologies Inc.	560	57,954
ArcelorMittal Class A ADR	4,518	214,921
Carpenter Technology Corp.	186	21,781
Cleveland-Cliffs Inc.	370	20,224
Companhia Siderurgica Nacional SA ADR	992	32,091
IPSCO Inc.	310	31,319
Nucor Corp.	1,858	119,915
POSCO ADR	2,230	196,641
Reliance Steel & Aluminum Co.	372	15,490
Ryerson Inc.	155	4,862
United States Steel Corp.	805	67,209

		811,106
LEISURE TIME – 0.29%
Brunswick Corp.	558	19,033
Carnival Corp.	2,663	137,304
Harley-Davidson Inc.	1,808	123,432
K2 Inc.[a]	644	7,780
Nautilus Inc.	594	9,688
Polaris Industries Inc.	279	13,046
Royal Caribbean Cruises Ltd.	806	36,214
Sabre Holdings Corp.	899	29,047
WMS Industries Inc.[a]	242	9,598

		385,142
LODGING – 0.55%
Boyd Gaming Corp.	339	16,126
Choice Hotels International Inc.	248	10,488
Four Seasons Hotels Inc.	183	15,237
Gaylord Entertainment Co.[a]	341	18,844
Harrah’s Entertainment Inc.	1,115	94,195
Hilton Hotels Corp.	2,418	85,573
InterContinental Hotels Group PLC ADR	2,690	67,627
Las Vegas Sands Corp.[a]	809	84,193
Marcus Corp.	124	2,965
Marriott International Inc. Class A	2,356	113,418
MGM Mirage[a]	806	56,396
Orient-Express Hotels Ltd.	309	14,724
Starwood Hotels & Resorts Worldwide Inc.	1,334	83,482
Station Casinos Inc.	341	28,371
Wyndham Worldwide Corp.[a]	804	25,085

		716,724
MACHINERY – 0.64%
AGCO Corp.[a]	496	16,849
Albany International Corp. Class A	155	5,261
Applied Industrial Technologies Inc.	279	6,841
Cascade Corp.	124	6,661
Caterpillar Inc.	4,278	274,091
CNH Global NV	124	4,205
Cummins Inc.	217	29,200
Deere & Co.	1,581	158,543
Flowserve Corp.[a]	341	18,097
Gardner Denver Inc.[a]	374	14,418
Graco Inc.	465	18,958
IDEX Corp.	279	14,480
Kadant Inc.[a]	93	2,544
Kubota Corp. ADR	1,581	83,651
Manitowoc Co. Inc. (The)	431	22,352
Metso OYJ ADR	776	41,508
NACCO Industries Inc.	31	4,478
PfeifferVacuum Technology AG ADR	62	5,328
Rockwell Automation Inc.	1,054	64,515
Terex Corp.[a]	620	35,272
Wabtec Corp.	248	7,941

		835,193
MANUFACTURING – 3.94%
Acuity Brands Inc.	279	16,185
Ameron International Corp.	154	12,423
AptarGroup Inc.	217	13,239
Barnes Group Inc.	248	5,312
Blount International Inc.[a]	186	2,424
Brink’s Co. (The)	341	21,193
Carlisle Companies Inc.	186	15,148

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
CLARCOR Inc.	310	$10,745
Cooper Industries Ltd.	588	53,737
Crane Co.	372	14,445
Danaher Corp.	1,580	117,015
Donaldson Co. Inc.	496	17,469
Dover Corp.	1,302	64,579
Eastman Kodak Co.	1,829	47,298
Eaton Corp.	961	75,294
EnPro Industries Inc.[a]	124	4,098
ESCO Technologies Inc.[a]	186	8,885
Federal Signal Corp.	465	7,635
General Electric Co.	66,866	2,410,519
Griffon Corp.[a]	186	4,791
Harsco Corp.	248	21,298
Hexcel Corp.[a]	986	18,971
Honeywell International Inc.	5,021	229,409
Illinois Tool Works Inc.	3,158	161,026
Ingersoll-Rand Co. Class A	2,170	93,050
ITT Industries Inc.	1,178	70,268
Jacuzzi Brands Inc.[a]	1,268	15,761
Leggett & Platt Inc.	1,240	30,058
Myers Industries Inc.	186	3,203
Pall Corp.	806	28,017
Parker Hannifin Corp.	775	64,139
Pentair Inc.	620	19,319
Roper Industries Inc.	682	35,409
Siemens AG ADR	5,269	583,436
Smith (A.O.) Corp.	124	4,755
SPX Corp.	558	39,166
Teleflex Inc.	217	14,491
Textron Inc.	744	69,318
3M Co.	4,370	324,691
Tredegar Corp.	155	3,560
Trinity Industries Inc.	496	18,972
Tyco International Ltd.	12,866	410,168

		5,180,919
MEDIA – 2.42%
Belo Corp.	620	11,606
British Sky Broadcasting Group PLC ADR	2,015	87,874
Cablevision Systems Corp.	1,636	49,554
CanWest Global Communications Corp.[a]	186	1,787
CBS Corp. Class B	4,494	140,078
Clear Channel Communications Inc.	3,409	123,815
Corus Entertainment Inc. Class B	248	10,332
Cox Radio Inc. Class Aa	248	3,884
DIRECTV Group Inc. (The)[a]	5,828	142,145
Dow Jones & Co. Inc.	248	9,352
Entercom Communications Corp.	248	6,991
Entravision Communications Corp.[a]	652	5,216
Gannett Co. Inc.	1,610	93,605
Grupo Televisa SA ADR	2,948	86,848
Hearst-Argyle Television Inc.	186	4,858
Idearc Inc.[a]	928	30,086
Lee Enterprises Inc.	217	7,211
McClatchy Co. (The) Class A	466	18,025
McGraw-Hill Companies Inc. (The)	2,388	160,187
Meredith Corp.	248	14,622
New York Times Co. Class Ab	961	22,189
News Corp. Class A	12,581	292,508
News Corp. Class B	4,092	100,049
Pearson PLC ADR	5,115	80,664
PRIMEDIA Inc.[a]	5,211	8,859
Readers Digest Association Inc. (The)	558	9,425
Reed Elsevier NV ADR	2,108	74,159
Reed Elsevier PLC ADR	2,046	93,789
Rogers Communications Inc. Class B	3,098	95,883
Scripps (E.W.) Co. Class A	496	24,220
Shaw Communications Inc. Class B	1,271	45,057
Time Warner Inc.	25,446	556,504
Tribune Co.	1,333	40,710
Univision Communications Inc. Class Aa	1,644	58,707
Viacom Inc. Class Ba	4,242	172,522
Walt Disney Co. (The)	12,743	448,171
Washington Post Co. (The) Class B	60	45,762
Wiley (John) & Sons Inc. Class A	248	9,216

		3,186,470
METAL FABRICATE & HARDWARE – 0.13%
CIRCOR International Inc.	93	3,356
Commercial Metals Co.	620	16,808

60	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
Kaydon Corp.	465	$20,042
Mueller Industries Inc.	217	7,068
MuellerWater Products Inc. Class Ba	562	7,632
Precision Castparts Corp.	806	71,645
Quanex Corp.	315	12,345
Timken Co. (The)	434	12,417
Valmont Industries Inc.	93	5,159
Worthington Industries Inc.	434	8,324

		164,796
MINING – 2.19%
Agnico-Eagle Mines Ltd.	717	28,859
Alcan Inc.	2,573	131,223
Alcoa Inc.	5,424	175,195
Alumina Ltd. ADR	1,860	37,646
Aluminum Corp. of China Ltd. ADR	736	16,589
AMCOL International Corp.	155	4,659
AngloGold Ashanti Ltd. ADR	959	45,073
Barrick Gold Corp.	5,582	165,339
BHP Billiton Ltd. ADR	11,439	468,885
BHP Billiton PLC ADR	7,905	300,153
Cameco Corp.	2,232	85,106
Companhia Vale do Rio Doce ADR	3,906	132,531
Compania de Minas Buenaventura SA ADR	775	22,405
Compass Minerals International Inc.	276	8,564
Corus Group PLC	2,821	66,547
Freeport-McMoRan Copper & Gold Inc.	1,123	64,584
Gold Fields Ltd. ADR	2,294	38,746
Goldcorp Inc.	3,965	109,870
Harmony Gold Mining Co. Ltd. ADR[a]	2,144	28,708
Hecla Mining Co.[a]	1,835	13,084
Kinross Gold Corp.[a]	2,201	29,273
Meridian Gold Inc.[a]	992	28,986
Newmont Mining Corp.	2,758	124,386
Novelis Inc.	464	17,094
Phelps Dodge Corp.	1,272	157,219
Rio Tinto PLC ADR	1,709	369,503
RTI International Metals Inc.[a]	180	14,715
Southern Copper Corp.[b]	494	30,875
Stillwater Mining Co.[a]	1,116	14,463
Teck Cominco Ltd. Class B	1,105	81,593
USEC Inc.[a]	713	9,668
Vulcan Materials Co.	616	62,733

		2,884,274
OFFICE & BUSINESS EQUIPMENT – 0.46%
Canon Inc. ADR	7,908	417,621
IKON Office Solutions Inc.	930	13,857
Pitney Bowes Inc.	1,488	71,231
Xerox Corp.[a]	5,765	99,158

		601,867
OFFICE FURNISHINGS – 0.02%
HNI Corp.	310	15,047
Steelcase Inc. Class A	279	5,466

		20,513
OIL & GAS – 10.65%
Anadarko Petroleum Corp.	2,974	130,113
Apache Corp.	2,046	149,297
Atwood Oceanics Inc.[a]	494	23,895
Berry Petroleum Co. Class A	248	7,698
BG Group PLC ADR	4,585	303,069
BP PLC ADR	21,104	1,340,315
Cabot Oil & Gas Corp.	340	22,052
Canadian Natural Resources Ltd.	3,472	173,669
Chesapeake Energy Corp.	2,263	67,007
Chevron Corp.	14,353	1,046,047
China Petroleum & Chemical Corp. ADR	1,049	87,749
Cimarex Energy Co.	401	15,029
CNOOC Ltd. ADR	829	71,103
Comstock Resources Inc.[a]	217	6,933
ConocoPhillips	9,764	648,427
Denbury Resources Inc.[a]	682	18,891
Devon Energy Corp.	2,913	204,172
Diamond Offshore Drilling Inc.	403	34,029
EnCana Corp.	5,415	260,082
Encore Acquisition Co.[a]	432	11,210
Energy Partners Ltd.[a]	439	9,509
ENI-Ente Nazionale Idrocarburi SpA ADR	8,005	516,082
ENSCO International Inc.	961	48,886
EOG Resources Inc.	1,488	102,865

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
Exxon Mobil Corp.	37,601	$2,786,234
Forest Oil Corp.[a]	341	10,885
Frontier Oil Corp.	746	21,194
Giant Industries Inc.[a]	125	9,359
GlobalSantaFe Corp.	1,576	91,424
Harvest Natural Resources Inc.[a]	217	2,183
Helmerich & Payne Inc.	620	16,635
Hess Corp.	1,581	85,358
Houston Exploration Co.[a]	217	11,353
Marathon Oil Corp.	2,263	204,439
Mariner Energy Inc.[a]	557	11,201
McMoRan Exploration Co.[a]	496	6,121
Murphy Oil Corp.	1,116	55,476
Nabors Industries Ltd.[a]	1,984	60,076
Newfield Exploration Co.[a]	740	31,679
Nexen Inc.	1,678	101,553
Noble Corp.	867	64,982
Noble Energy Inc.	1,025	54,745
Norsk Hydro ASA ADR	4,800	155,040
Occidental Petroleum Corp.	5,262	243,946
Parker Drilling Co.[a]	897	8,306
Penn Virginia Corp.	124	9,087
Penn West Energy Trust	738	22,376
Petro-Canada	3,288	127,772
PetroChina Co. Ltd. ADR	1,178	145,283
Petroleo Brasileiro SA ADR	1,798	176,707
Pioneer Natural Resources Co.	991	40,631
Plains Exploration & Production Co.[a]	527	25,422
Pogo Producing Co.	372	18,433
Pride International Inc.[a]	959	27,629
Quicksilver Resources Inc.[a]	439	17,411
Range Resources Corp.	836	25,657
Repsol YPF SA ADR	5,983	197,020
Rowan Companies Inc.	682	22,431
Royal Dutch Shell PLC Class A ADR	12,124	827,463
Royal Dutch Shell PLC Class B ADR	8,866	600,317
Sasol Ltd. ADR	3,039	103,508
Southwestern Energy Co.[a]	1,081	41,575
St. Mary Land & Exploration Co.	372	13,388
Statoil ASA ADR	4,159	111,711
Stone Energy Corp.[a]	340	11,557
Suncor Energy Inc.	2,944	218,886
Sunoco Inc.	992	62,625
Swift Energy Co.[a]	186	8,247
Talisman Energy Inc.	7,254	127,815
Tesoro Corp.	463	38,147
TODCO[a]	270	9,350
Total SA ADR	14,758	1,004,282
Transocean Inc.[a]	2,076	160,620
Unit Corp.[a]	248	12,023
Valero Energy Corp.	3,901	211,746
Whiting Petroleum Corp.[a]	218	9,934
XTO Energy Inc.	2,263	114,214
Yacimientos Petroliferos Fiscales SA ADR	2,511	121,005

		13,994,590
OIL & GAS SERVICES – 1.19%
Baker Hughes Inc.	2,168	149,657
BJ Services Co.	2,046	56,592
Cameron International Corp.[a]	682	35,805
Compagnie Generale de Geophysique-Veritas ADR[a]	735	29,187
Core Laboratories NVa	186	15,326
Dril-Quip Inc.[a]	434	16,145
FMC Technologies Inc.[a]	434	26,878
Grant Prideco Inc.[a]	864	33,852
Halliburton Co.	6,516	192,483
Hanover Compressor Co.[a]	676	13,081
Helix Energy Solutions Group Inc.[a]	377	12,128
Input/Output Inc.[a]	1,456	19,933
Lone Star Technologies Inc.[a]	186	8,993
National Oilwell Varco Inc.[a]	1,116	67,674
Newpark Resources Inc.[a]	895	5,656
Oceaneering International Inc.[a]	310	12,236
Oil States International Inc.[a]	279	8,041
Petroleum Geo-Services ASA ADR[a]	675	15,923
RPC Inc.	411	7,316
Schlumberger Ltd.	7,531	478,143
SEACOR Holdings Inc.[a]	124	12,553
Smith International Inc.	1,302	51,663
Superior Energy Services Inc.[a]	525	15,918
Technip SA ADR	748	48,283

62	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
Tenaris SA ADR	1,705	$80,936
Tetra Technologies Inc.[a]	490	11,348
Tidewater Inc.	341	17,585
Universal Compression Holdings Inc.[a]	187	11,302
Weatherford International Ltd.[a]	2,235	90,249
W-H Energy Services Inc.[a]	309	14,022
Willbros Group Inc.[a,b]	409	8,470

		1,567,378
PACKAGING & CONTAINERS – 0.16%
Ball Corp.	651	30,154
Bemis Co. Inc.	682	23,127
Chesapeake Corp.	408	7,164
Crown Holdings Inc.[a]	1,054	23,262
Greif Inc. Class A	62	7,087
Owens-Illinois Inc.[a]	1,023	22,772
Packaging Corp. of America	403	9,205
Pactiv Corp.[a]	992	32,180
Sealed Air Corp.	558	36,772
Sonoco Products Co.	620	23,870

		215,593
PHARMACEUTICALS – 6.16%
Abbott Laboratories	9,765	517,545
Allergan Inc.	957	111,691
Alpharma Inc. Class A	681	18,762
Altana AG ADR	434	26,782
AmerisourceBergen Corp.	1,426	74,694
AstraZeneca PLC ADR	10,010	560,060
Barr Pharmaceuticals Inc.[a]	618	33,075
Bristol-Myers Squibb Co.	12,492	359,645
Cardinal Health Inc.	2,727	194,762
Caremark Rx Inc.	2,914	178,512
Dr. Reddy’s Laboratories Ltd. ADR	744	12,551
Elan Corp. PLC ADR[a]	2,918	36,329
Forest Laboratories Inc.[a]	2,326	130,512
GlaxoSmithKline PLC ADR	18,949	1,025,709
Hospira Inc.[a]	992	36,486
King Pharmaceuticals Inc.[a]	639	11,413
K-V Pharmaceutical Co. Class Aa	464	11,707
Lilly (Eli) & Co.	6,105	330,403
Medco Health Solutions Inc.[a]	1,928	114,157
Medicis Pharmaceutical Corp. Class A	428	16,234
Merck & Co. Inc.	13,980	625,605
Mylan Laboratories Inc.	1,767	39,121
NBTY Inc.[a]	558	28,932
Novartis AG ADR	15,962	920,848
Novo-Nordisk A/S ADR	1,612	138,358
Omnicare Inc.	744	29,901
Pfizer Inc.	46,802	1,228,084
Sanofi-Aventis ADR	13,397	590,540
Schering-Plough Corp.	9,393	234,825
Valeant Pharmaceuticals International	683	12,041
Watson Pharmaceuticals Inc.[a]	744	20,252
Wyeth	8,524	421,171

		8,090,707
PIPELINES – 0.49%
El Paso Corp.	4,495	69,762
Enbridge Inc.	2,076	66,847
Equitable Resources Inc.	806	34,860
Kinder Morgan Inc.	679	71,974
National Fuel Gas Co.	496	20,182
ONEOK Inc.	620	26,604
Questar Corp.	587	47,664
Spectra Energy Corp.	3,874	101,189
TransCanada Corp.	3,100	102,889
Transportadora de Gas del Sur SA ADR[a]	372	2,604
Williams Companies Inc.	3,721	100,430

		645,005
REAL ESTATE – 0.24%
Brookfield Asset Management Inc. Class A	2,518	123,306
Brookfield Properties Corp.	897	41,746
CB Richard Ellis Group Inc. Class Aa	963	36,218
Forest City Enterprises Inc. Class A	372	22,487
Jones Lang LaSalle Inc.	222	23,199
MI Developments Inc. Class A	368	13,027
Realogy Corp.[a]	1,642	49,096
St. Joe Co. (The)[b]	185	10,712

		319,791
REAL ESTATE INVESTMENT TRUSTS – 2.01%
Affordable Residential Communities Inc.[a]	807	8,845

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
Alexandria Real Estate Equities Inc.	124	$13,437
AMB Property Corp.	527	32,068
American Financial Realty Trust	2,259	25,256
American Home Mortgage Investment Corp.	375	13,103
Annaly Capital Management Inc.	1,340	18,465
Anthracite Capital Inc.	279	3,814
Anworth Mortgage Asset Corp.	901	8,271
Apartment Investment & Management Co. Class A	713	44,655
Archstone-Smith Trust	1,184	74,841
AvalonBay Communities Inc.	465	68,987
Boston Properties Inc.	682	85,993
Brandywine Realty Trust	527	18,371
BRE Properties Inc. Class A	310	21,517
Camden Property Trust	341	26,734
Capital Lease Funding Inc.	744	8,340
CapitalSource Inc.	835	23,205
CBL & Associates Properties Inc.	618	29,003
Colonial Properties Trust	247	12,140
Corporate Office Properties Trust	373	19,873
Cousins Properties Inc.	248	9,707
Crescent Real Estate Equities Co.	589	11,815
Developers Diversified Realty Corp.	616	41,346
Duke Realty Corp.	806	35,561
EastGroup Properties Inc.	310	16,969
Entertainment Properties Trust	217	14,075
Equity Inns Inc.	684	11,286
Equity Lifestyle Properties Inc.	371	20,490
Equity Office Properties Trust	2,573	142,930
Equity One Inc.	248	6,880
Equity Residential	1,767	99,447
Essex Property Trust Inc.	124	17,898
Federal Realty Investment Trust	310	28,960
FelCor Lodging Trust Inc.	594	13,110
First Industrial Realty Trust Inc.	248	11,720
First Potomac Realty Trust	559	16,787
General Growth Properties Inc.	1,486	91,419
Getty Realty Corp.	307	9,563
Glimcher Realty Trust	527	14,893
Health Care Property Investors Inc.	837	34,526
Health Care REIT Inc.[b]	372	17,413
Healthcare Realty Trust Inc.	279	11,824
Highland Hospitality Corp.	677	10,751
Highwoods Properties Inc.	341	14,902
Home Properties Inc.	372	23,916
Hospitality Properties Trust	403	19,666
Host Hotels & Resorts Inc.	2,786	73,745
HRPT Properties Trust	1,116	14,530
Inland Real Estate Corp.	527	10,656
Innkeepers USA Trust	465	7,621
iStar Financial Inc.	651	32,648
Kilroy Realty Corp.	186	16,152
Kimco Realty Corp.	1,295	64,232
LaSalle Hotel Properties	494	23,519
Lexington Realty Trust	312	6,639
Liberty Property Trust	496	25,663
Longview Fibre Co.	431	9,042
Macerich Co. (The)	372	35,537
Mack-Cali Realty Corp.	372	20,698
Maguire Properties Inc.	558	24,245
MFA Mortgage Investments Inc.	1,203	8,950
Mid-America Apartment Communities Inc.	402	24,168
National Health Investors Inc.	248	7,961
National Retail Properties Inc.	310	7,363
Nationwide Health Properties Inc.	403	13,428
New Century Financial Corp.	558	16,891
New Plan Excel Realty Trust Inc.	620	18,054
Newcastle Investment Corp.	464	15,043
NovaStar Financial Inc.[b]	310	6,584
Omega Healthcare Investors Inc.	839	15,211
Parkway Properties Inc.	402	22,050
Pennsylvania Real Estate Investment Trust	464	19,813
Post Properties Inc.	248	12,028
ProLogis	1,552	100,880
Public Storage Inc.	783	85,159
RAIT Financial Trust	528	19,742
Ramco-Gershenson Properties Trust	223	8,354
Realty Income Corp.	496	14,275
Redwood Trust Inc.	278	17,670

64	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
Regency Centers Corp.	341	$29,701
Saul Centers Inc.	185	9,975
Senior Housing Properties Trust	310	8,066
Simon Property Group Inc.	1,334	152,596
SL Green Realty Corp.	322	47,150
Sovran Self Storage Inc.	248	14,880
Sun Communities Inc.	437	13,814
Tanger Factory Outlet Centers Inc.	527	21,396
Taubman Centers Inc.	310	18,064
Thornburg Mortgage Inc.	623	16,759
Trustreet Properties Inc.	680	11,519
United Dominion Realty Trust Inc.	775	25,412
Universal Health Realty Income Trust	400	16,176
Ventas Inc.	652	30,155
Vornado Realty Trust	747	91,395
Washington Real Estate Investment Trust	279	11,927
Weingarten Realty Investors	465	23,022

		2,645,330
RETAIL – 3.71%
Abercrombie & Fitch Co. Class A	620	49,315
Advance Auto Parts Inc.	368	13,966
Aeropostale Inc.[a]	441	15,850
AnnTaylor Stores Corp.[a]	434	14,973
AutoNation Inc.[a]	1,302	29,230
AutoZone Inc.[a]	434	54,523
Barnes & Noble Inc.	341	13,275
Best Buy Co. Inc.	2,571	129,578
Big Lots Inc.[a]	744	19,292
BJ’s Wholesale Club Inc.[a]	434	13,254
Borders Group Inc.	496	10,406
Brinker International Inc.	930	29,342
Buckle Inc. (The)	93	3,123
CarMax Inc.[a]	836	48,011
Cash America International Inc.	250	10,678
Cato Corp. Class A	186	4,198
CEC Entertainment Inc.[a]	248	10,488
Chico’s FAS Inc.[a]	1,213	25,327
Christopher & Banks Corp.	248	4,409
Circuit City Stores Inc.	1,209	24,676
CKE Restaurants Inc.	310	6,129
Claire’s Stores Inc.	527	18,129
CSK Auto Corp.[a]	463	7,672
CVS Corp.	5,022	168,990
Darden Restaurants Inc.	961	37,614
Delhaize Group ADR	589	49,081
Dick’s Sporting Goods Inc.[a]	186	9,577
Dillard’s Inc. Class A	434	14,904
Dollar General Corp.	1,028	17,414
Family Dollar Stores Inc.	1,054	34,150
Federated Department Stores Inc.	3,468	143,887
Foot Locker Inc.	930	20,869
GameStop Corp. Class Aa	124	6,625
GameStop Corp. Class Ba	184	9,837
Gap Inc. (The)	4,185	80,226
Genesco Inc.[a]	124	4,884
Group 1 Automotive Inc.	124	6,572
Home Depot Inc.	13,703	558,260
IHOP Corp.	124	6,597
Jack in the Box Inc.[a]	248	15,324
Kenneth Cole Productions Inc. Class A	278	6,583
Kohl’s Corp.[a]	1,953	138,487
Landry’s Restaurants Inc.	155	4,642
Limited Brands Inc.	2,387	66,693
Lithia Motors Inc. Class A	213	6,122
Longs Drug Stores Corp.	186	7,998
Lowe’s Companies Inc.	9,371	315,896
MarineMax Inc.[a]	91	2,199
McDonald’s Corp.	8,215	364,335
Men’s Wearhouse Inc. (The)	339	14,557
Movado Group Inc.	124	3,559
MSC Industrial Direct Co. Inc. Class A	248	10,711
Nordstrom Inc.	1,612	89,805
Nu Skin Enterprises Inc. Class A	341	6,291
Office Depot Inc.[a]	1,984	74,182
OfficeMax Inc.	558	26,946
OSI Restaurant Partners Inc.	434	17,139
Payless ShoeSource Inc.[a]	434	14,734
Penney (J.C.) Co. Inc.	1,426	115,848
Regis Corp.	279	11,659
Retail Ventures Inc.[a]	554	10,942

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
Rite Aid Corp.[a]	3,845	$23,685
Ruby Tuesday Inc.	434	12,417
Saks Inc.	775	14,539
Sally Beauty Co. Inc.[a]	589	5,183
Sonic Automotive Inc.	186	5,831
Steak n Shake Co. (The)[a]	528	9,314
Target Corp.	5,176	317,599
Tiffany & Co.	930	36,512
Tim Hortons Inc.	967	29,977
TJX Companies Inc.	3,224	95,334
Triarc Companies Inc. Class B	313	6,119
Tween Brands Inc.[a]	217	7,419
United Auto Group Inc.	248	5,945
Walgreen Co.	6,541	296,307
Wal-Mart Stores Inc.	16,250	774,963
Wendy’s International Inc.	715	24,281
Williams-Sonoma Inc.	620	21,700
World Fuel Services Corp.	246	11,279
Yum! Brands Inc.	1,860	111,619
Zale Corp.[a]	310	8,531

		4,868,537
SAVINGS & LOANS – 0.33%
Astoria Financial Corp.	712	21,068
BankAtlantic Bancorp Inc. Class A	310	4,117
Downey Financial Corp.	124	8,871
FirstFed Financial Corp.[a]	156	10,756
Flagstar Bancorp Inc.	186	2,699
Great Lakes Bancorp Inc.[a]	496	6,795
New York Community Bancorp Inc.	1,830	30,909
PFF Bancorp Inc.	154	5,216
Provident Financial Services Inc.	403	7,335
Sovereign Bancorp Inc.	2,332	57,484
Washington Mutual Inc.	6,168	275,031

		430,281
SEMICONDUCTORS – 1.04%
Advanced Micro Devices Inc.[a]	2,625	40,819
Advanced Semiconductor Engineering Inc. ADR[a]	6,325	36,242
Agere Systems Inc.[a]	1,979	39,857
Analog Devices Inc.	1,761	57,673
Fairchild Semiconductor International Inc. Class Aa	1,486	26,466
Infineon Technologies AG ADR[a]	5,771	83,045
International Rectifier Corp.[a]	813	33,926
LSI Logic Corp.[a]	1,526	14,344
MEMC Electronic Materials Inc.[a]	1,271	66,600
Micron Technology Inc.[a]	5,179	67,068
National Semiconductor Corp.	2,628	60,786
Semiconductor Manufacturing International Corp. ADR[a]	3,561	28,524
STMicroelectronics NV NYS	4,307	80,670
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	25,915	282,733
Teradyne Inc.[a]	2,046	30,485
Texas Instruments Inc.	9,978	311,214
United Microelectronics Corp. ADR	28,859	102,449

		1,362,901
SOFTWARE – 0.84%
Automatic Data Processing Inc.	3,627	173,080
BMC Software Inc.[a]	1,426	49,040
CA Inc.	2,976	73,061
Dun & Bradstreet Corp.[a]	464	39,440
eFunds Corp.[a]	310	8,283
Fair Isaac Corp.	526	20,945
Fidelity National Information Services Inc.	1,766	75,090
First Data Corp.	5,113	127,109
Global Payments Inc.	496	18,729
IMS Health Inc.	1,519	43,838
Keane Inc.[a]	372	4,527
Konami Corp. ADR	679	18,143
MasterCard Inc. Class A	238	26,549
MoneyGram International Inc.	558	16,734
NAVTEQ Corp.[a]	280	9,934
Salesforce.com Inc.[a]	257	11,264
SAP AG ADR	5,494	254,592
Satyam Computer Services Ltd. ADR	2,222	51,728
Sybase Inc.[a]	620	16,052
SYNNEX Corp.[a]	255	4,896
Total System Services Inc.	248	7,663
Wipro Ltd. ADR[b]	2,822	48,849

		1,099,546

66	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
TELECOMMUNICATIONS – 7.63%
Alcatel-Lucent	13,722	$178,386
Alltel Corp.	2,387	146,299
Amdocs Ltd.[a]	1,208	41,893
America Movil SAB de CV Series L ADR	9,302	412,637
American Tower Corp. Class Aa	2,725	108,537
Anixter International Inc.[a]	217	11,994
AT&T Inc.	40,588	1,527,326
Avaya Inc.[a]	3,472	44,546
BCE Inc.	5,521	144,981
British Telecom PLC ADR	5,574	340,237
CenturyTel Inc.	868	38,921
China Mobile Hong Kong Ltd. ADR	5,482	252,994
China Netcom Group Corp. Ltd. ADR	434	21,900
China Telecom Corp. Ltd. ADR	868	42,055
China Unicom Ltd. ADR	2,135	28,951
Cincinnati Bell Inc.[a]	2,759	13,409
Citizens Communications Co.	2,198	32,223
CommScope Inc.[a]	491	15,864
Companhia Anonima Nacional Telefonos de Venezuela ADR	341	4,573
Corning Inc.[a]	9,984	208,067
Crown Castle International Corp.[a]	1,523	53,549
Deutsche Telekom AG ADR	18,533	326,366
Embarq Corp.	995	55,232
France Telecom SA ADR	11,099	308,663
Harris Corp.	868	44,112
Hellenic Telecommunications Organization SA ADR[a]	4,124	61,819
Hutchison Telecommunications International Ltd. ADR[a]	868	31,613
IDT Corp. Class Ba	530	7,129
KT Corp. ADR[a]	1,798	41,534
MagyarTelekom Telecommunications PLC ADR	684	17,442
MahanagarTelephone Nigam Ltd. ADR	994	7,346
MasTec Inc.[a]	685	7,706
Mobile TeleSystems ADR	1,299	70,354
Motorola Inc.	15,683	311,308
Nippon Telegraph & Telephone Corp. ADR	6,504	162,860
Nokia OYJ ADR	26,962	595,860
Nortel Networks Corp.[a]	3,404	91,125
NTT DoCoMo Inc. ADR	11,622	176,422
PCCW Ltd. ADR	2,856	17,165
Philippine Long Distance Telephone Co. ADR	775	40,781
Plantronics Inc.	747	14,716
Portugal Telecom SGPS ADR	7,254	96,551
PT Indosat Tbk ADR	374	12,417
PTTelekomunikasi Indonesia ADR	1,705	71,542
Qwest Communications International Inc.[a]	10,170	82,886
Rostelecom ADR	472	22,656
Royal KPN NV ADR	13,015	188,848
SKTelecom Co. Ltd. ADR	2,789	66,239
Spirent PLC ADR[a]	3,758	17,738
Sprint Nextel Corp.	17,950	320,049
Swisscom AG ADR	1,425	53,452
Telecom Argentina SA ADR[a]	712	14,667
Telecom Corp. of New Zealand Ltd. ADR	861	23,660
Telecom Italia SpA ADR	7,163	212,884
Telefonica SA ADR	9,335	615,550
Telefonos de Mexico ADR	3,000	92,100
Telekom Austria AG ADR	1,184	64,931
Telkom SA Ltd. ADR	346	30,362
Telstra Corporation Ltd. ADR	4,649	77,499
TELUS Corp.	1,181	54,562
Turkcell Iletisim Hizmetleri AS ADR	1,243	17,974
Verizon Communications Inc.	18,569	715,278
Videsh Sanchar Nigam Ltd. ADR	375	7,883
Vimpel-Communications ADR[a]	624	53,308
Vodafone Group PLC ADR	34,093	1,001,993
Windstream Corp.	3,035	45,161

		10,019,085
TEXTILES – 0.03%
Mohawk Industries Inc.[a]	341	28,105
UniFirst Corp.	183	7,600

		35,705

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Shares	Value
TOYS, GAMES & HOBBIES – 0.09%
Hasbro Inc.	992	$28,173
LeapFrog Enterprises Inc.[a]	990	10,613
Marvel Entertainment Inc.[a]	589	16,445
Mattel Inc.	2,759	67,209

		122,440
TRANSPORTATION – 1.25%
Bristow Group Inc.[a]	124	4,631
Burlington Northern Santa Fe Corp.	2,353	189,087
Canadian National Railway Co.	3,656	167,043
Canadian Pacific Railway Ltd.	1,023	55,999
CHC Helicopter Corp. Class A	248	5,255
Con-way Inc.	310	15,419
CSX Corp.	2,728	100,363
FedEx Corp.	1,952	215,501
Florida East Coast Industries Inc.	248	15,029
Frontline Ltd.	373	12,272
General Maritime Corp.	217	7,918
Genesee & Wyoming Inc. Class Aa	274	7,724
Guangshen Railway Co. Ltd. ADR	337	10,110
Kansas City Southern Industries Inc.[a]	403	12,114
Kirby Corp.[a]	248	8,806
Laidlaw International Inc.	651	19,341
Norfolk Southern Corp.	2,605	129,338
OMI Corp.	774	17,074
Overseas Shipholding Group Inc.	155	9,630
RailAmerica Inc.[a]	186	3,015
Ryder System Inc.	403	21,980
Ship Finance International Ltd.	492	11,675
Teekay Shipping Corp.	434	21,791
TNT NV ADR	2,602	118,157
Tsakos Energy Navigation Ltd.	124	5,625
Union Pacific Corp.	1,643	165,943
United Parcel Service Inc. Class B	4,063	293,674

		1,644,514
TRUCKING & LEASING – 0.01%
GATX Corp.	342	15,595

		15,595
WATER – 0.50%
American States Water Co.	312	12,227
Aqua America Inc.	777	17,257

Security	Shares or Principal	Value
California Water Service Group	275	$10,934
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	370	11,640
Suez SA ADR	7,533	371,377
United Utilities PLC ADR	2,910	87,213
Veolia Environnement ADR	2,080	146,682

		657,330

TOTAL COMMON STOCKS (Cost: $116,872,248)		131,166,849
PREFERRED STOCKS – 0.00%
REAL ESTATE INVESTMENT TRUSTS – 0.00%
Public Storage Inc. Class A	62	1,657

		1,657

TOTAL PREFERRED STOCKS (Cost: $1,696)		1,657

SHORT-TERM INVESTMENTS – 0.24%
CERTIFICATES OF DEPOSIT[e] – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$2,927	2,927
Washington Mutual Bank
5.33%, 03/19/07	3,659	3,659

		6,586
COMMERCIAL PAPER[e] – 0.03%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07[f]	1,538	1,530
Aspen Funding Corp.
5.26%, 02/21/07[f]	951	948
BNP Paribas Finance Inc.
5.12%, 06/06/07	512	503
Cantabric Finance LLC
5.25%, 03/06/07[f]	1,171	1,165
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07[f]	1,727	1,713
Crown Point Capital Co. LLC
5.20%, 07/18/07[f]	1,691	1,650

68	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Principal	Value
Curzon Funding LLC
5.24%, 02/27/07[f]	$803	$800
Edison Asset Securitization LLC
5.21%, 04/11/07[f]	607	600
Eureka Securitization
5.26%, 02/09/07[f]	1,829	1,827
Five Finance Inc.
5.22%, 04/20/07[f]	673	666
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[f]	2,561	2,506
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[f]	2,400	2,387
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[f]	2,854	2,807
Irish Permanent Treasury PLC
5.18%, 07/10/07	732	715
Lexington Parker Capital Co. LLC
5.18% - 5.26%, 02/14/07 - 07/25/07[f]	4,084	4,041
Lockhart Funding LLC
5.28%, 02/09/07[f]	1,463	1,462
Nationwide Building Society
5.21%, 04/13/07	1,390	1,376
Nestle Capital Corp.
5.19%, 08/09/07	878	854
Norddeutsche Landesbank
5.27%, 02/15/07	1,390	1,387
Polonius Inc.
5.26%, 02/20/07	414	413
Sedna Finance Inc.
5.22%, 04/17/07[f]	834	825
Simba Funding Corp.
5.20%, 07/23/07[f]	1,463	1,427
Societe Generale
5.18%, 05/16/07	3,659	3,604
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07[f]	3,714	3,694

Security	Shares or Principal	Value
Thornburg Mortgage Capital Resources
5.28% - 5.30%, 02/21/07 - 03/12/07[f]	$1,803	$1,795
Three Pillars Funding Corp.
5.26%, 02/14/07[f]	855	854
Westpac Banking Corp.
5.20%, 07/12/07[f]	1,317	1,286
Zela Finance Inc.
5.20%, 07/16/07[f]	878	857

		43,692
MEDIUM-TERM NOTES[e] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	366	366
Cullinan Finance Corp.
5.71%, 06/28/07[f]	1,098	1,098
K2 USA LLC
5.39%, 06/04/07[f]	1,098	1,098
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[f]	1,712	1,712

		4,274
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[c,g]	117,369	117,369

		117,369
REPURCHASE AGREEMENTS[e] – 0.03%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $2,927 (collateralized by non-U.S. Government debt securities, value $3,018, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$2,927	2,927
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $2,195 (collateralized by U.S. Government obligations, value $2,241, 4.00% to 6.50%, 12/1/08 to 2/1/37).	2,195	2,195

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Principal	Value
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $146 (collateralized by non-U.S. Government debt securities, value $154, 5.43%, 3/15/08).	$146	$146
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $5,123 (collateralized by non-U.S. Government debt securities, value $5,521, 0.00% to 6.30%, 5/27/33 to 10/25/46).	5,122	5,122
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $1,610 (collateralized by non-U.S. Government debt securities, value $1,735, 0.00% to 6.30%, 5/27/33 to 10/25/46).	1,610	1,610
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $878 (collateralized by non-U.S. Government debt securities, value $947, 0.00% to 6.30%, 5/27/33 to 10/25/46).	878	878
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $2,927 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $3,039, 0.00% to 11.00%, 2/8/07 to 5/25/46).	2,927	2,927
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $1,275 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,323, 0.00% to 11.00%, 2/8/07 to 5/25/46).	1,275	1,275
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $878 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $912, 0.00% to 11.00%, 2/8/07 to 5/25/46).	878	878
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $6,879 (collateralized by non-U.S. Government debt securities, value $7,584, 2.35% to 6.27%, 10/1/33 to 12/14/36).	6,878	6,878
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $732 (collateralized by non-U.S. Government debt securities, value $769, 0.00% to 5.95%, 12/1/29 to 6/1/46).	732	732
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $366 (collateralized by non-U.S. Government debt securities, value $385, 6.38% to 9.75%, 5/15/09 to 6/15/32).	366	366
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $2,195 (collateralized by non-U.S. Government debt securities, value $2,289, 2.28% to 11.19%, 3/20/07 to 12/15/66).	2,195	2,195
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $1,463 (collateralized by non-U.S. Government debt securities, value $1,510, 0.00% to 10.13%, 8/16/07 to 7/1/26).	1,463	1,463

70	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Principal	Value
Morgan Stanley 5.36%, due 2/1/07, maturity value $1,463 (collateralized by non-U.S. Government debt securities, value $1,674, 0.00% to 10.00%, 2/1/07 to 1/31/37).	$1,463	$1,463
Morgan Stanley 5.51%, due 6/4/07, maturity value $1,043 (collateralized by non-U.S. Government debt securities, value $1,376, 0.00% to 10.00%, 2/1/07 to 1/31/37).[h]	1,024	1,024
Wachovia Capital 5.38%, due 2/1/07, maturity value $4,684 (collateralized by non-U.S. Government debt securities, value $4,922, 0.00% to 8.31%, 2/15/08 to 8/15/48).	4,683	4,683

		36,762
TIME DEPOSITS[e] – 0.00%
Dexia Credit Local
5.28%, 02/01/07	149	149
Societe Generale
5.28%, 02/01/07	2,927	2,927
UBS AG
5.28%, 02/01/07	2,195	2,195

		5,271
VARIABLE & FLOATING RATE NOTES[e] – 0.08%
Allstate Life Global Funding II
5.30% - 5.40%, 11/02/07 - 02/15/08[f]	3,746	3,747
American Express Bank
5.29%, 02/28/07	1,463	1,464
American Express Centurion Bank
5.41%, 07/19/07	1,610	1,611
American Express Credit Corp.
5.42%, 07/05/07	439	439
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	129	129
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[f]	1,098	1,098
ASIF Global Financing
5.41%, 05/03/07[f]	146	146
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08[f]	951	951
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[f]	2,122	2,122
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[f]	3,732	3,732
BMW US Capital LLC
5.32%, 01/15/08[f]	1,463	1,463
BNP Paribas
5.35%, 11/19/07[f]	2,707	2,707
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[f]	1,068	1,068
CC USA Inc.
5.36%, 07/30/07[f]	732	732
Commodore CDO Ltd.
5.44%, 12/12/07[f]	366	366
Credit Agricole SA
5.33%, 11/23/07	1,463	1,463
Cullinan Finance Corp.
5.36%, 04/25/07[f]	366	366
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[f]	164	164
DEPFA Bank PLC
5.40%, 12/14/07[f]	1,463	1,463
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[f]	1,683	1,683
Eli Lilly Services Inc.
5.32%, 12/31/07[f]	977	977

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Principal	Value
Fifth Third Bancorp
5.32%, 01/23/08[f]	$2,927	$2,927
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[f]	951	951
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 01/24/08[f]	1,537	1,537
Granite Master Issuer PLC
5.29%, 08/20/07[f]	5,122	5,122
Harrier Finance Funding LLC
5.12% - 5.37%, 06/06/07 - 08/15/07[f]	3,366	3,340
Hartford Life Global Funding Trust
5.34% - 5.40%, 07/13/07 - 01/15/08	2,195	2,195
HBOS Treasury Services PLC
5.46%, 10/24/07[f]	1,463	1,463
Holmes Financing PLC
5.29%, 07/16/07[f]	2,561	2,561
JPMorgan Chase & Co.
5.30% - 5.45%, 07/27/07 - 02/01/08[h]	4,025	4,025
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[f]	1,098	1,097
Kestrel Funding LLC
5.30%, 07/11/07[f]	585	585
Kommunalkredit Austria AG
5.32%, 02/08/08[f]	878	878
Leafs LLC
5.32%, 02/20/07 - 01/22/08[f]	1,854	1,854
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[f]	1,610	1,610
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[f]	516	516
Marshall & Ilsley Bank
5.32%, 01/15/08	805	805
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[f]	2,648	2,648
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[h]	1,610	1,610
Metropolitan Life Global Funding I
5.33%, 08/06/07[f]	2,195	2,195
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[f,h]	146	146
Mound Financing PLC
5.29%, 05/08/07[f]	1,376	1,376
Natexis Banques Populaires
5.33% - 5.37%, 02/05/07 - 02/08/08[f]	5,268	5,269
National City Bank of Indiana
5.35%, 05/21/07	732	732
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/07/08[f]	4,829	4,830
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[f]	1,467	1,467
Northern Rock PLC
5.36%, 08/03/07[f]	1,756	1,756
Northlake CDO I
5.42%, 09/06/07[f]	439	439
Pricoa Global Funding I
5.31%, 01/25/08	1,976	1,976
Principal Life Global Funding I
5.78%, 02/08/07[f]	659	659
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07[f]	2,122	2,122
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08[f]	1,463	1,463
Strips III LLC
5.37%, 07/24/07[f]	307	307
SunTrust Bank
5.30%, 05/01/07	1,463	1,463
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[f]	3,571	3,570

72	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2007

Security	Principal	Value
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[f]	$2,415	$2,414
Wachovia Asset Securitization Inc.
5.31%, 02/25/07[f]	1,717	1,716
Wachovia Bank N.A.
5.36%, 05/22/07	2,927	2,927
Wal-Mart Stores Inc.
5.50%, 07/16/07[f]	1,098	1,098
Wells Fargo & Co.
5.33%, 11/15/07[f]	732	732
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[f]	1,098	1,097
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[f]	4,390	4,391
Wind Master Trust
5.31%, 07/25/07[f]	585	585

		108,345

TOTAL SHORT-TERM INVESTMENTS (Cost: $322,299)		322,299

TOTAL INVESTMENTS IN SECURITIES – 100.08% (Cost: $117,196,243)		131,490,805
Other Assets, Less Liabilities – (0.08)%		(108,868)

NET ASSETS – 100.00%		$131,381,937

ADR - American Depositary Receipts

NVS - Non-Voting Shares

NYS - New York Registered Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[e]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[f]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

January 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.92%
AEROSPACE & DEFENSE – 2.54%
Boeing Co. (The)	33,662	$3,014,769
General Dynamics Corp.	15,935	1,245,320
Lockheed Martin Corp.	16,077	1,562,524
United Technologies Corp.	44,344	3,016,279

		8,838,892
AGRICULTURE – 2.47%
Altria Group Inc.	98,407	8,599,788

		8,599,788
BANKS – 7.92%
Bank of America Corp.	213,780	11,240,552
Bank of New York Co. Inc. (The)	35,711	1,428,797
SunTrust Banks Inc.	16,783	1,394,667
U.S. Bancorp	83,561	2,974,772
Wachovia Corp.	90,834	5,132,121
Wells Fargo & Co.	149,945	5,386,024

		27,556,933
BEVERAGES – 3.40%
Anheuser-Busch Companies Inc.	34,574	1,762,237
Coca-Cola Co. (The)	102,334	4,899,752
PepsiCo Inc.	78,906	5,147,827

		11,809,816
BIOTECHNOLOGY – 0.55%
Genentech Inc.[a]	21,964	1,918,995

		1,918,995
CHEMICALS – 1.17%
Dow Chemical Co. (The)	45,969	1,909,552
Du Pont (E.I.) de Nemours and Co.	43,831	2,172,264

		4,081,816
COMPUTERS – 4.08%
EMC Corp.[a]	104,696	1,464,697
Hewlett-Packard Co.	130,128	5,631,940
International Business Machines Corp.	71,497	7,088,928

		14,185,565
COSMETICS & PERSONAL CARE – 3.30%
Colgate-Palmolive Co.	24,589	1,679,429
Procter & Gamble Co.	150,911	9,789,597

		11,469,026
DIVERSIFIED FINANCIAL SERVICES – 12.25%
American Express Co.	51,156	2,978,302
Citigroup Inc.	236,246	13,024,242
Federal Home Loan Mortgage Corp.	32,812	2,130,483
Federal National Mortgage Association	46,023	2,601,680
Goldman Sachs Group Inc. (The)	17,295	3,669,307
JPMorgan Chase & Co.	165,061	8,406,557
Lehman Brothers Holdings Inc.	25,177	2,070,556
Merrill Lynch & Co. Inc.	41,918	3,921,848
Morgan Stanley	45,810	3,792,610

		42,595,585
ELECTRIC – 2.00%
Dominion Resources Inc.	16,761	1,390,493
Duke Energy Corp.	59,672	1,174,942
Exelon Corp.	31,893	1,913,261
Southern Co. (The)	35,379	1,292,395
TXU Corp.	21,883	1,183,433

		6,954,524
ELECTRICAL COMPONENTS & EQUIPMENT – 0.49%
Emerson Electric Co.	38,102	1,713,447

		1,713,447
HEALTH CARE – PRODUCTS – 4.41%
Alcon Inc.	3,637	428,293
Baxter International Inc.	31,393	1,558,976
Boston Scientific Corp.[a]	64,647	1,192,737
Johnson & Johnson	137,818	9,206,242
Medtronic Inc.	54,950	2,937,078

		15,323,326
HEALTH CARE – SERVICES – 1.62%
UnitedHealth Group Inc.	64,035	3,346,469
WellPoint Inc.[a]	29,426	2,306,410

		5,652,879
HOUSEHOLD PRODUCTS & WARES – 0.44%
Kimberly-Clark Corp.	21,887	1,518,958

		1,518,958
INSURANCE – 4.52%
Allstate Corp. (The)	29,718	1,787,835
American International Group Inc.	108,351	7,416,626
Hartford Financial Services Group Inc. (The)	15,096	1,432,761

74	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2007

Security	Shares	Value
MetLife Inc.	22,006	$1,367,013
Prudential Financial Inc.	22,706	2,023,786
St. Paul Travelers Companies Inc.	33,017	1,678,914

		15,706,935
LEISURE TIME – 0.30%
Carnival Corp.	20,058	1,034,190

		1,034,190
LODGING – 0.15%
Las Vegas Sands Corp.[a]	4,960	516,187

		516,187
MACHINERY – 0.57%
Caterpillar Inc.	31,208	1,999,497

		1,999,497
MANUFACTURING – 7.50%
General Electric Co.	494,095	17,812,125
Honeywell International Inc.	35,670	1,629,762
Illinois Tool Works Inc.	23,230	1,184,498
3M Co.	32,068	2,382,652
Tyco International Ltd.	96,142	3,065,007

		26,074,044
MEDIA – 3.05%
News Corp. Class A	88,470	2,056,928
Time Warner Inc.	188,771	4,128,422
Viacom Inc. Class Ba	29,314	1,192,200
Walt Disney Co. (The)	92,085	3,238,629

		10,616,179
MINING – 0.38%
Alcoa Inc.	41,466	1,339,352

		1,339,352
OIL & GAS – 11.62%
Chevron Corp.	104,410	7,609,401
Conoco Phillips	73,239	4,863,802
Devon Energy Corp.	19,916	1,395,912
Exxon Mobil Corp.	277,171	20,538,371
Marathon Oil Corp.	16,670	1,505,968
Occidental Petroleum Corp.	40,510	1,878,044
Transocean Inc.[a]	13,868	1,072,967
Valero Energy Corp.	28,780	1,562,178

		40,426,643
OIL & GAS SERVICES – 1.73%
Baker Hughes Inc.	15,271	1,054,157
Halliburton Co.	47,832	1,412,957
Schlumberger Ltd.	56,020	3,556,710

		6,023,824
PHARMACEUTICALS – 8.31%
Abbott Laboratories	73,146	3,876,738
Bristol-Myers Squibb Co.	92,832	2,672,633
Cardinal Health Inc.	19,228	1,373,264
Lilly (Eli) & Co.	45,905	2,484,379
Merck & Co. Inc.	103,363	4,625,494
Pfizer Inc.	342,607	8,990,008
Schering-Plough Corp.	70,211	1,755,275
Wyeth	63,384	3,131,803

		28,909,594
RETAIL – 5.56%
Home Depot Inc.	98,198	4,000,587
Lowe’s Companies Inc.	72,580	2,446,672
McDonald’s Corp.	58,372	2,588,798
Target Corp.	36,895	2,263,877
Walgreen Co.	48,182	2,182,645
Wal-Mart Stores Inc.	122,686	5,850,895

		19,333,474
SAVINGS & LOANS – 0.58%
Washington Mutual Inc.	44,874	2,000,932

		2,000,932
SEMICONDUCTORS – 0.63%
Texas Instruments Inc.	70,473	2,198,053

		2,198,053
SOFTWARE – 0.36%
Automatic Data Processing Inc.	26,245	1,252,411

		1,252,411
TELECOMMUNICATIONS – 6.54%
AT&T Inc.	297,958	11,212,160
Corning Inc.[a]	74,468	1,551,913
Motorola Inc.	114,551	2,273,837
Sprint Nextel Corp.	135,503	2,416,018
Verizon Communications Inc.	137,701	5,304,243

		22,758,171

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2007

Security	Shares	Value
TRANSPORTATION – 1.48%
Burlington Northern Santa Fe Corp.	17,365	$1,395,451
FedEx Corp.	13,543	1,495,147
United Parcel Service Inc. Class B	31,446	2,272,917

		5,163,515

TOTAL COMMON STOCKS (Cost: $314,103,823)		347,572,551

SHORT-TERM INVESTMENTS – 0.19%
MONEY MARKET FUNDS – 0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[b,c]	652,465	652,465

		652,465

TOTAL SHORT-TERM INVESTMENTS (Cost: $652,465)		652,465

TOTAL INVESTMENTS IN SECURITIES – 100.11% (Cost: $314,756,288)		348,225,016
Other Assets, Less Liabilities – (0.11)%		(397,097)

NET ASSETS – 100.00%		$347,827,919

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

76	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2007

	iShares Goldman Sachs
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund	Natural Resources Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$350,090,580	$217,239,549	$328,001,043	$255,369,875	$1,218,682,180
Affiliated issuers (Note 2)	491,810	2,031,464	189,643	208,791	2,127,643

Total cost of investments	$350,582,390	$219,271,013	$328,190,686	$255,578,666	$1,220,809,823

Investments in securities, at value (including securities on loana ) (Note 1):
Unaffiliated issuers	$331,171,903	$181,537,282	$275,573,412	$244,427,056	$1,372,613,008
Affiliated issuers (Note 2)	491,810	2,031,464	189,643	208,791	2,127,643

Total value of investments	331,663,713	183,568,746	275,763,055	244,635,847	1,374,740,651
Receivables:
Investment securities sold	540,433	12,451,349	—	—	—
Dividends and interest	43,547	11,855	99,645	7,242	480,571

Total Assets	332,247,693	196,031,950	275,862,700	244,643,089	1,375,221,222

LIABILITIES
Payables:
Investment securities purchased	104,583	14,497,998	—	—	—
Collateral for securities on loan (Note 5)	748,327	3,540,364	5,158,431	8,804,887	3,669,351
Capital shares redeemed	15,340	47,812	—	—	26,570
Short positions, at value (Proceeds: $ –, $217,809, $ –, $ – and $ –, respectively)	—	217,591	—	—	—
Investment advisory fees (Note 2)	141,424	89,773	116,850	106,219	563,391

Total Liabilities	1,009,674	18,393,538	5,275,281	8,911,106	4,259,312

NET ASSETS	$331,238,019	$177,638,412	$270,587,419	$235,731,983	$1,370,961,910

Net assets consist of:
Paid-in capital	$334,542,866	$242,269,611	$326,852,195	$238,890,070	$1,127,318,840
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(38,833)	(282,092)	68,681	(320,910)	(20,900)
Undistributed net realized gain (accumulated net realized loss)	15,652,663	(28,647,058)	(3,905,826)	8,105,642	89,733,142
Net unrealized appreciation (depreciation)	(18,918,677)	(35,702,049)	(52,427,631)	(10,942,819)	153,930,828

NET ASSETS	$331,238,019	$177,638,412	$270,587,419	$235,731,983	$1,370,961,910

Shares outstanding	6,350,000	5,550,000	4,450,000	5,250,000	13,600,000

Net asset value per share	$52.16	$32.01	$60.81	$44.90	$100.81

[a]	Securities on loan with market values of $727,689, $3,445,361, $5,049,957, $8,589,516 and $3,502,205, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2007

	iShares NYSE
	Composite Index Fund	100 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$116,580,585	$314,103,823
Affiliated issuers (Note 2)	615,658	652,465

Total cost of investments	$117,196,243	$314,756,288

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$130,771,443	$347,572,551
Affiliated issuers (Note 2)	719,362	652,465

Total value of investments	131,490,805	348,225,016
Receivables:
Dividends and interest	119,395	410,980

Total Assets	131,610,200	348,635,996

LIABILITIES
Payables:
Investment securities purchased	—	749,581
Collateral for securities on loan (Note 5)	204,930	—
Investment advisory fees (Note 2)	23,333	58,496

Total Liabilities	228,263	808,077

NET ASSETS	$131,381,937	$347,827,919

Net assets consist of:
Paid-in capital	$116,931,822	$302,427,458
Undistributed net investment income	76,981	433,229
Undistributed net realized gain	78,572	11,498,504
Net unrealized appreciation	14,294,562	33,468,728

NET ASSETS	$131,381,937	$347,827,919

Shares outstanding	1,550,000	4,600,000

Net asset value per share	$84.76	$75.61

[a]	Securities on loan with market values of $200,343 and $–, respectively. See Note 5.

See notes to financial statements.

78	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2007

	iShares Goldman Sachs
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund	Natural Resources Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$781,828	$215,106	$1,074,514	$137,946	$11,349,210
Interest from affiliated issuers (Note 2)	6,273	4,420	5,830	3,994	59,670
Securities lending income	5,478	19,201	3,297	25,066	112,631

Total investment income	793,579	238,727	1,083,641	167,006	11,521,511

EXPENSES
Investment advisory fees (Note 2)	700,421	520,819	730,623	487,916	3,380,868

Total expenses	700,421	520,819	730,623	487,916	3,380,868

Net investment income (loss)	93,158	(282,092)	353,018	(320,910)	8,140,643

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(4,215,958)	(11,158,335)	(5,264,318)	(1,270,158)	(5,172,252)
In-kind redemptions	29,610,832	11,913,801	13,218,903	14,557,169	104,327,814

Net realized gain	25,394,874	755,466	7,954,585	13,287,011	99,155,562

Net change in unrealized appreciation (depreciation) on:
Investments	24,172,522	36,547,704	14,752,879	7,367,302	(132,780,126)
Short positions	—	218	—	—	—

Net change in unrealized appreciation (depreciation)	24,172,522	36,547,922	14,752,879	7,367,302	(132,780,126)

Net realized and unrealized gain (loss)	49,567,396	37,303,388	22,707,464	20,654,313	(33,624,564)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,660,554	$37,021,296	$23,060,482	$20,333,403	$(25,483,921)

[a]	Net of foreign withholding tax of $–, $–, $–, $– and $177,178, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2007

	iShares NYSE
	Composite Index Fund	100 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$899,873	$4,209,058
Dividends from affiliated issuers (Note 2)	4,458	—
Interest from affiliated issuers (Note 2)	3,867	12,660
Securities lending income	1,628	—

Total investment income	909,826	4,221,718

EXPENSES
Investment advisory fees (Note 2)	118,962	364,864

Total expenses	118,962	364,864

Net investment income	790,864	3,856,854

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	97,783	(128,201)
In-kind redemptions	—	12,135,623

Net realized gain	97,783	12,007,422

Net change in unrealized appreciation (depreciation)	10,780,803	24,213,352

Net realized and unrealized gain	10,878,586	36,220,774

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,669,450	$40,077,628

[a]	Net of foreign withholding tax of $24,153 and $–, respectively.

See notes to financial statements.

80	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Goldman Sachs Technology Index Fund		iShares Goldman Sachs Networking Index Fund		iShares Goldman Sachs Semiconductor Index Fund
	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$93,158	$122,956	$(282,092)	$(789,826)	$353,018	$300,331
Net realized gain	25,394,874	16,248,166	755,466	4,764,830	7,954,585	56,846,932
Net change in unrealized appreciation (depreciation)	24,172,522	(37,980,008)	36,547,922	(56,067,931)	14,752,879	(89,017,891)

Net increase (decrease) in net assets resulting from operations	49,660,554	(21,608,886)	37,021,296	(52,092,927)	23,060,482	(31,870,628)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(131,991)	(217,577)	—	—	(284,337)	(300,331)
Return of capital	—	—	—	—	—	(129,193)

Total distributions to shareholders	(131,991)	(217,577)	—	—	(284,337)	(429,524)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	292,363,198	122,820,443	101,942,518	292,116,819	322,384,782	419,456,784
Cost of shares redeemed	(212,111,745)	(194,240,812)	(118,843,197)	(230,492,029)	(338,251,675)	(667,794,134)

Net increase (decrease) in net assets from capital share transactions	80,251,453	(71,420,369)	(16,900,679)	61,624,790	(15,866,893)	(248,337,350)

INCREASE (DECREASE) IN NET ASSETS	129,780,016	(93,246,832)	20,120,617	9,531,863	6,909,252	(280,637,502)
NET ASSETS
Beginning of period	201,458,003	294,704,835	157,517,795	147,985,932	263,678,167	544,315,669

End of period	$331,238,019	$201,458,003	$177,638,412	$157,517,795	$270,587,419	$263,678,167

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(38,833)	$—	$(282,092)	$—	$68,681	$—

SHARES ISSUED AND REDEEMED
Shares sold	5,800,000	2,500,000	3,300,000	8,550,000	5,200,000	6,650,000
Shares redeemed	(4,150,000)	(4,200,000)	(3,750,000)	(7,500,000)	(5,500,000)	(11,150,000)

Net increase (decrease) in shares outstanding	1,650,000	(1,700,000)	(450,000)	1,050,000	(300,000)	(4,500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Goldman Sachs Software Index Fund		iShares Goldman Sachs Natural Resources Index Fund
	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(320,910)	$(550,685)	$8,140,643	$13,414,750
Net realized gain (loss)	13,287,011	(4,669,025)	99,155,562	126,163,040
Net change in unrealized appreciation (depreciation)	7,367,302	(5,512,402)	(132,780,126)	117,296,207

Net increase (decrease) in net assets resulting from operations	20,333,403	(10,732,112)	(25,483,921)	256,873,997

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—	(8,440,882)	(12,876,808)

Total distributions to shareholders	—	—	(8,440,882)	(12,876,808)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	288,048,979	247,903,295	256,110,915	654,898,497
Cost of shares redeemed	(153,550,658)	(385,912,331)	(304,340,278)	(246,665,878)

Net increase (decrease) in net assets from capital share transactions	134,498,321	(138,009,036)	(48,229,363)	408,232,619

INCREASE (DECREASE) IN NET ASSETS	154,831,724	(148,741,148)	(82,154,166)	652,229,808
NET ASSETS
Beginning of period	80,900,259	229,641,407	1,453,116,076	800,886,268

End of period	$235,731,983	$80,900,259	$1,370,961,910	$1,453,116,076

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(320,910)	$—	$(20,900)	$279,339

SHARES ISSUED AND REDEEMED
Shares sold	6,550,000	6,100,000	2,500,000	7,000,000
Shares redeemed	(3,450,000)	(9,650,000)	(3,200,000)	(2,600,000)

Net increase (decrease) in shares outstanding	3,100,000	(3,550,000)	(700,000)	4,400,000

See notes to financial statements.

82	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE Composite Index Fund		iShares NYSE 100 Index Fund
	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$790,864	$768,216	$3,856,854	$1,080,280
Net realized gain	97,783	4,444	12,007,422	47,306
Net change in unrealized appreciation (depreciation)	10,780,803	2,459,829	24,213,352	7,919,247

Net increase in net assets resulting from operations	11,669,450	3,232,489	40,077,628	9,046,833

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(843,802)	(650,906)	(3,798,295)	(773,733)

Total distributions to shareholders	(843,802)	(650,906)	(3,798,295)	(773,733)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	63,908,495	40,405,675	73,082,469	280,783,091
Cost of shares redeemed	—	—	(79,648,586)	(3,212,892)

Net increase (decrease) in net assets from capital share transactions	63,908,495	40,405,675	(6,566,117)	277,570,199

INCREASE IN NET ASSETS	74,734,143	42,987,258	29,713,216	285,843,299
NET ASSETS
Beginning of period	56,647,794	13,660,536	318,114,703	32,271,404

End of period	$131,381,937	$56,647,794	$347,827,919	$318,114,703

Undistributed net investment income included in net assets at end of period	$76,981	$129,919	$433,229	$374,670

SHARES ISSUED AND REDEEMED
Shares sold	800,000	550,000	1,050,000	4,200,000
Shares redeemed	—	—	(1,100,000)	(50,000)

Net increase (decrease) in shares outstanding	800,000	550,000	(50,000)	4,150,000

See notes to financial statements.

FINANCIAL STATEMENTS	83

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Technology Index Fund
	Six months ended Jan. 31, 2007 (Unaudited)	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002
Net asset value, beginning of period	$42.86	$46.05	$41.79	$38.51	$30.28	$54.58

Income from investment operations:
Net investment income (loss)	0.02 [a]	0.02 [a]	0.35	(0.06)	(0.04)	(0.25)
Net realized and unrealized gain (loss)[b]	9.30	(3.17)	4.28	3.34	8.27	(24.05)

Total from investment operations	9.32	(3.15)	4.63	3.28	8.23	(24.30)

Less distributions from:
Net investment income	(0.02)	(0.04)	(0.34)	—	—	—
Return of capital	—	—	(0.03)	—	—	—

Total distributions	(0.02)	(0.04)	(0.37)	—	—	—

Net asset value, end of period	$52.16	$42.86	$46.05	$41.79	$38.51	$30.28

Total return	21.76%[c]	(6.85)%	11.10%	8.52%	27.18%	(44.52)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$331,238	$201,458	$294,705	$185,966	$103,984	$21,194
Ratio of expenses to average net assets[d]	0.48%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[d]	0.06%	0.04%	0.81%	(0.20)%	(0.18)%	(0.30)%
Portfolio turnover rate[e]	12%	5%	7%	5%	11%	8%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Networking Index Fund
	Six months ended Jan. 31, 2007 (Unaudited)	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002
Net asset value, beginning of period	$26.25	$29.90	$26.97	$20.75	$13.09	$38.02

Income from investment operations:
Net investment loss	(0.04)[a]	(0.10)[a]	(0.08)	(0.07)	(0.01)	(0.06)
Net realized and unrealized gain (loss)[b]	5.80	(3.55)	3.01	6.29	7.67	(24.87)

Total from investment operations	5.76	(3.65)	2.93	6.22	7.66	(24.93)

Net asset value, end of period	$32.01	$26.25	$29.90	$26.97	$20.75	$13.09

Total return	21.94%[c]	(12.21)%	10.86%	29.98%	58.52%	(65.57)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$177,638	$157,518	$147,986	$146,986	$80,917	$24,219
Ratio of expenses to average net assets[d]	0.48%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[d]	(0.26)%	(0.31)%	(0.26)%	(0.31)%	(0.17)%	(0.34)%
Portfolio turnover rate[e]	22%	32%	16%	12%	26%	46%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Semiconductor Index Fund
	Six months ended Jan. 31, 2007 (Unaudited)	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002
Net asset value, beginning of period	$55.51	$58.84	$50.64	$48.34	$41.63	$73.93

Income from investment operations:
Net investment income (loss)	0.07 [a]	0.04 [a]	(0.03)	(0.16)	(0.06)	(0.07)
Net realized and unrealized gain (loss)[b]	5.29	(3.30)	8.23	2.46	6.77	(32.23)

Total from investment operations	5.36	(3.26)	8.20	2.30	6.71	(32.30)

Less distributions from:
Net investment income	(0.06)	(0.05)	—	—	—	—
Return of capital	—	(0.02)	—	(0.00)[c]	—	—

Total distributions	(0.06)	(0.07)	—	(0.00)[c]	—	—

Net asset value, end of period	$60.81	$55.51	$58.84	$50.64	$48.34	$41.63

Total return	9.66%[d]	(5.56)%	16.19%	4.76%	16.12%	(43.69)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$270,587	$263,678	$544,316	$124,066	$101,516	$64,522
Ratio of expenses to average net assets[e]	0.48%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[e]	0.23%	0.07%	(0.09)%	(0.20)%	(0.20)%	(0.29)%
Portfolio turnover rate[f]	4%	6%	10%	6%	11%	8%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Software Index Fund
	Six months ended Jan. 31, 2007 (Unaudited)	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002
Net asset value, beginning of period	$37.63	$40.29	$33.85	$31.56	$23.61	$48.28

Income from investment operations:
Net investment income (loss)	(0.07)[a]	(0.13)[a]	0.20	(0.15)	(0.06)	(0.07)
Net realized and unrealized gain (loss)[b]	7.34	(2.53)	6.48	2.44	8.01	(24.60)

Total from investment operations	7.27	(2.66)	6.68	2.29	7.95	(24.67)

Less distributions from:
Net investment income	—	—	(0.24)	—	—	—

Total distributions	—	—	(0.24)	—	—	—

Net asset value, end of period	$44.90	$37.63	$40.29	$33.85	$31.56	$23.61

Total return	19.32%[c]	(6.60)%	19.72%	7.26%	33.67%	(51.10)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$235,732	$80,900	$229,641	$115,077	$115,197	$37,769
Ratio of expenses to average net assets[d]	0.48%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[d]	(0.32)%	(0.31)%	0.59%	(0.40)%	(0.43)%	(0.42)%
Portfolio turnover rate[e]	9%	16%	13%	11%	9%	14%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Natural Resources Index Fund
	Six months ended Jan. 31, 2007 (Unaudited)	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005[b]	Year ended Jul. 31, 2004[b]	Year ended Jul. 31, 2003[b]	Period from Oct. 22, 2001[a] to Jul. 31, 2002[b]
Net asset value, beginning of period	$101.62	$80.90	$58.51	$43.52	$41.64	$47.46

Income from investment operations:
Net investment income	0.57 [c]	1.04 [c]	0.81	0.67	0.76	0.55
Net realized and unrealized gain (loss)[d]	(0.80)	20.67	22.39	15.04	1.83	(5.84)

Total from investment operations	(0.23)	21.71	23.20	15.71	2.59	(5.29)

Less distributions from:
Net investment income	(0.58)	(0.99)	(0.81)	(0.72)	(0.71)	(0.53)

Total distributions	(0.58)	(0.99)	(0.81)	(0.72)	(0.71)	(0.53)

Net asset value, end of period	$100.81	$101.62	$80.90	$58.51	$43.52	$41.64

Total return	(0.21)%[e]	26.96%	39.92%	36.34%	6.27%	(11.29)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,370,962	$1,453,116	$800,886	$263,270	$52,219	$20,817
Ratio of expenses to average net assets[f]	0.48%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[f]	1.16%	1.12%	1.20%	1.33%	1.92%	1.51%
Portfolio turnover rate[g]	8%	7%	8%	7%	7%	12%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.
[c]	Based on average shares outstanding throughout the period.
[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Six months ended Jan. 31, 2007 (Unaudited)	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Period from Mar. 30, 2004[a] to Jul. 31, 2004
Net asset value, beginning of period	$75.53	$68.30	$58.82	$60.34

Income from investment operations:
Net investment income	0.67 [b]	1.66 [b]	1.63	0.34
Net realized and unrealized gain (loss)[c]	9.26	6.74	9.46	(1.60)

Total from investment operations	9.93	8.40	11.09	(1.26)

Less distributions from:
Net investment income	(0.70)	(1.17)	(1.61)	(0.26)

Total distributions	(0.70)	(1.17)	(1.61)	(0.26)

Net asset value, end of period	$84.76	$75.53	$68.30	$58.82

Total return	13.20%[d]	12.40%	19.03%	(2.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$131,382	$56,648	$13,661	$14,705
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.66%	2.26%	2.01%	1.98%
Portfolio turnover rate[f]	2%	4%	5%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Six months ended Jan. 31, 2007 (Unaudited)	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Period from Mar. 29, 2004[a] to Jul. 31, 2004
Net asset value, beginning of period	$68.41	$64.54	$59.80	$60.80

Income from investment operations:
Net investment income	0.77 [b]	1.21 [b]	1.25	0.33
Net realized and unrealized gain (loss)[c]	7.20	3.85	4.73	(1.13)

Total from investment operations	7.97	5.06	5.98	(0.80)

Less distributions from:
Net investment income	(0.77)	(1.19)	(1.24)	(0.20)

Total distributions	(0.77)	(1.19)	(1.24)	(0.20)

Net asset value, end of period	$75.61	$68.41	$64.54	$59.80

Total return	11.69%[d]	7.93%	10.06%	(1.32)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$347,828	$318,115	$32,271	$32,888
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.11%	1.83%	2.03%	1.89%
Portfolio turnover rate[f]	3%	6%	7%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of January 31, 2007, the Trust offered 101 investment portfolios or funds.

These financial statements relate only to the iShares Goldman Sachs Technology, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Natural Resources, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares NYSE Composite and iShares NYSE 100 Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2007.

The Funds had tax basis net capital loss carryforwards as of July 31, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Goldman Sachs Technology	$638,692	$1,579,887	$2,523,700	$143,622	$184,019	$5,069,920
Goldman Sachs Networking	130,370	5,798,354	3,242,309	981,871	4,629,661	14,782,565
Goldman Sachs Semiconductor	175,882	472,453	510,075	2,373	1,635,360	2,796,143
Goldman Sachs Software	—	797,714	761,567	—	38,268	1,597,549
Goldman Sachs Natural Resources	—	256,427	187,450	—	1,870,831	2,314,708
NYSE Composite	—	—	—	7,945	—	7,945
NYSE 100	—	—	25,021	—	208,513	233,534

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended January 31, 2007, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended January 31, 2007 are disclosed in the Funds’ Statements of Operations.

92	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Goldman Sachs Technology	$355,521,807	$4,512,188	$(28,370,282)	$(23,858,094)
Goldman Sachs Networking	228,559,178	—	(44,990,432)	(44,990,432)
Goldman Sachs Semiconductor	334,092,011	—	(58,328,956)	(58,328,956)
Goldman Sachs Software	256,913,364	3,699,918	(15,977,435)	(12,277,517)
Goldman Sachs Natural Resources	1,229,195,038	159,530,223	(13,984,610)	145,545,613
NYSE Composite	117,229,496	14,778,378	(517,069)	14,261,309
NYSE 100	315,130,021	35,698,748	(2,603,753)	33,094,995

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

As of January 31, 2007, in order to track the performance of its benchmark index, the iShares Goldman Sachs Networking Index Fund sold non-index securities that the Fund received in corporate actions occurring on the opening of market trading on the following business day. The obligation to deliver the securities is recorded as a liability on the Fund’s Statement of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Fund’s Statement of Operations. Details of the short positions resulting from the non-index securities sold by the Fund are included in its Schedule of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Goldman Sachs Technology	0.48%
Goldman Sachs Networking	0.48
Goldman Sachs Semiconductor	0.48
Goldman Sachs Software	0.48
Goldman Sachs Natural Resources	0.48
NYSE Composite	0.25
NYSE 100	0.20

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Goldman Sachs Technology	$5,478
Goldman Sachs Networking	19,201
Goldman Sachs Semiconductor	3,297
Goldman Sachs Software	25,066
Goldman Sachs Natural Resources	112,631
NYSE Composite	1,628

Cross trades for the six months ended January 31, 2007, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market

94	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the six months ended January 31, 2007.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income
Goldman Sachs Technology
IMMF	117	29,704	(29,329)	492	$491,810	$6,273
Goldman Sachs Networking
IMMF	137	21,635	(19,741)	2,031	2,031,464	4,420
Goldman Sachs Semiconductor
IMMF	106	26,763	26,679	190	189,643	5,830
Goldman Sachs Software
IMMF	4	19,463	19,258	209	208,791	3,994
Goldman Sachs Natural Resources
IMMF	1,020	301,209	(300,101)	2,128	2,127,643	59,670
NYSE Composite
Barclays PLC ADR	5	5	—	10	601,993	4,458
IMMF	50	18,420	(18,353)	117	117,369	3,867
NYSE 100
IMMF	89	60,049	(59,486)	652	652,465	12,660

As of January 31, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2007 were as follows:

iShares Index Fund	Purchases	Sales
Goldman Sachs Technology	$33,947,683	$34,849,948
Goldman Sachs Networking	46,076,991	46,153,190
Goldman Sachs Semiconductor	12,641,808	12,509,359
Goldman Sachs Software	18,903,754	19,272,160
Goldman Sachs Natural Resources	111,795,533	113,009,428
NYSE Composite	2,386,892	2,294,986
NYSE 100	9,654,531	9,665,498

In-kind transactions (see Note 4) for the six months ended January 31, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Goldman Sachs Technology	$292,075,571	$211,732,271
Goldman Sachs Networking	101,869,375	118,567,175
Goldman Sachs Semiconductor	321,669,904	337,734,442
Goldman Sachs Software	287,892,511	153,482,772
Goldman Sachs Natural Resources	254,491,498	302,288,351
NYSE Composite	63,689,864	—
NYSE 100	72,931,657	79,348,576

4. CAPITAL SHARE TRANSACTIONS

As of January 31, 2007, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is

96	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of January 31, 2007, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of January 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The SEC staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS	97

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange LLC, Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. “Goldman Sachs®” is a trademark of Goldman, Sachs & Co. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

4189-iS-0307

98	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, or issued by Goldman, Sachs & Co., nor are they sponsored, endorsed, issued, sold or promoted by New York Stock Exchange LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

© 2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-064-03007

For more information visit our website

or call 1-800-iShares (1-800-474-2737)

www.iShares.com

iSharesTM

BARCLAYS

iSHARES FTSE/XINHUA CHINA 25 INDEX FUND

iSHARES MSCI EAFE SERIES

2007 Semi Annual Report to Shareholders - January 31, 2007

iShares FTSE/XINHUA China 25 Index Fund

iShares MSCI EAFE Index Fund

iShares MSCI EAFE Growth Index Fund

iShares MSCI EAFE Value Index Fund

iSharesTM

Fund Performance Overview

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

Performance as of January 31, 2007

The iShares FTSE/Xinhua China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index (the “Index”). The Index is designed to represent the performance of the largest companies in the China equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2007, the Fund returned 34.68%, while the Index returned 34.97%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/07			Inception to 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
50.44%	46.68%	51.28%	34.80%	34.79%	35.76%	100.30%	100.27%	103.27%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/5/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/07

Sector	Percentage of Net Assets
Financial	41.37%
Energy	21.14
Communications	20.40
Diversified	8.54
Basic Materials	3.42
Utilities	3.08
Consumer Non-Cyclical	2.02
Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/07

Security	Percentage of Net Assets
China Mobile Ltd.	10.37%
PetroChina Co. Ltd. Class H	9.17
Industrial & Commercial Bank of China Class H	8.06
China Life Insurance Co. Ltd. Class H	6.44
Bank of China Ltd. Class H	5.89
China Petroleum & Chemical Corp. Class H	4.18
CNOOC Ltd.	4.07
Ping An Insurance (Group) Co. of China Ltd. Class H	4.04
China Telecom Corp. Ltd. Class H	3.96
Bank of Communications Co. Ltd. Class H	3.95

TOTAL	60.13%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® MSCI EAFE INDEX FUND

Performance as of January 31, 2007

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index (the “Index”). The Index has been developed by Morgan Stanley Capital International, Inc. as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2007, the Fund returned 14.18%, while the Index returned 14.33%.

Average Annual Total Returns
Year Ended 1/31/07			Five Years Ended 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.58%	20.19%	19.84%	16.25%	16.59%	16.40%	12.29%	12.49%	12.46%

Cumulative Total Returns
Year Ended 1/31/07			Five Years Ended 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.58%	20.19%	19.84%	112.33%	115.46%	113.65%	88.48%	90.34%	90.05%

Total returns for the periods since inception are calculated from the inception date of the Fund (8/14/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/17/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/07

Sector	Percentage of Net Assets
Financial	29.74%
Consumer Non-Cyclical	15.62
Industrial	11.65
Consumer Cyclical	11.24
Communications	9.07
Basic Materials	7.09
Energy	6.87
Utilities	5.49
Technology	2.23
Diversified	0.74
Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/07

Security	Percentage of Net Assets
BP PLC (United Kingdom)	1.58%
HSBC Holdings PLC (United Kingdom)	1.56
Toyota Motor Corp. (Japan)	1.45
Vodafone Group PLC (United Kingdom)	1.17
GlaxoSmithKline PLC (United Kingdom)	1.17
Total SA (France)	1.12
Nestle SA Registered (Switzerland)	1.11
Novartis AG Registered (Switzerland)	1.02
Roche Holding AG (Switzerland)	1.01
Royal Bank of Scotland Group PLC (United Kingdom)	0.97

TOTAL	12.16%

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE GROWTH INDEX FUND

Performance as of January 31, 2007

The iShares MSCI EAFE Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Growth Index (the “Index”). The Index is a subset of the MSCI EAFE Index and consists of those securities classified by Morgan Stanley Capital International, Inc. as most representing the growth style. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2007, the Fund returned 12.02%, while the Index returned 12.31%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/07			Inception to 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.62%	16.26%	16.15%	22.95%	23.74%	23.47%	36.44%	37.77%	37.19%

Total returns for the periods since inception are calculated from the inception date of the Fund (8/1/05). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/07

Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.32%
Financial	18.17
Industrial	16.00
Consumer Cyclical	10.56
Basic Materials	9.60
Communications	9.09
Utilities	4.70
Technology	3.94
Energy	3.52
Diversified	0.87
Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/07

Security	Percentage of Net Assets
GlaxoSmithKline PLC (United Kingdom)	2.38%
Novartis AG Registered (Switzerland)	2.08
Roche Holding AG (Switzerland)	2.06
Total SA (France)	1.46
Telefonica SA (Spain)	1.45
Siemens AG (Germany)	1.44
Nokia OYJ (Finland)	1.36
AstraZeneca PLC (United Kingdom)	1.35
BHP Billiton Ltd. (Australia)	1.10
Mitsubishi UFJ Financial Group Inc. (Japan)	1.06

TOTAL	15.74%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MSCI EAFE VALUE INDEX FUND

Performance as of January 31, 2007

The iShares MSCI EAFE Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Value Index (the “Index”). The Index is a subset of the MSCI EAFE Index and consists of those securities classified by Morgan Stanley Capital International, Inc. as most representing the value style. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2007, the Fund returned 15.99%, while the Index returned 16.32%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/07			Inception to 1/31/07			Inception to 1/31/07
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.12%	23.81%	23.54%	27.46%	28.32%	27.99%	44.05%	45.51%	44.80%

Total returns for the periods since inception are calculated from the inception date of the Fund (8/1/05). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 1/31/07

Sector	Percentage of Net Assets
Financial	41.97%
Consumer Cyclical	11.57
Energy	10.19
Communications	8.99
Consumer Non-Cyclical	7.95
Industrial	7.38
Utilities	6.03
Basic Materials	4.69
Technology	0.59
Diversified	0.45
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/07

Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	3.20%
BP PLC (United Kingdom)	3.19
Toyota Motor Corp. (Japan)	2.95
Vodafone Group PLC (United Kingdom)	2.35
Nestle SA Registered (Switzerland)	2.28
Royal Bank of Scotland Group PLC (United Kingdom)	1.96
Royal Dutch Shell PLC Class A (United Kingdom)	1.94
Banco Santander Central Hispano SA (Spain)	1.78
Barclays PLC (United Kingdom)	1.45
BNP Paribas (France)	1.44

TOTAL	22.54%

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/06)	Ending Account Value (1/31/07)	Annualized Expense Ratio	Expenses Paid During Period [a] (8/1/06 to 1/31/07)
FTSE/Xinhua China 25
Actual	$1,000.00	$1,346.80	0.74%	$4.38
Hypothetical (5% return before expenses)	1,000.00	1,021.48	0.74	3.77
MSCI EAFE
Actual	1,000.00	1,141.80	0.35	1.89
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
MSCI EAFE Growth
Actual	1,000.00	1,120.20	0.40	2.14
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
MSCI EAFE Value
Actual	1,000.00	1,159.90	0.40	2.18
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	5

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.97%
BANKS – 29.47%
Bank of China Ltd. Class Ha,b	635,824,000	$314,286,710
Bank of Communications Co. Ltd. Class Hb	195,130,000	210,646,095
BOC Hong Kong Holdings Ltd.	80,032,500	209,073,191
China Construction Bank Class Hb	357,396,000	210,527,734
China Merchants Bank Co. Ltd. Class Ha	91,663,000	197,668,720
Industrial & Commercial Bank of China Class Ha,b	741,494,000	430,137,829

		1,572,340,279
COAL – 3.72%
China Shenhua Energy Co. Ltd. Class Hb	81,133,000	198,441,590

		198,441,590
COMMERCIAL SERVICES – 2.02%
Cosco Pacific Ltd.[b]	43,134,000	107,710,029

		107,710,029
ELECTRIC – 3.08%
Datang International Power Generation Co. Ltd. Class Hb	55,458,000	56,316,958
Huaneng Power International Inc. Class Hb	119,132,000	107,857,325

		164,174,283
HOLDING COMPANIES - DIVERSIFIED – 8.54%
China Merchants Holdings International Co. Ltd.	45,188,000	165,497,314
China Resources Enterprises Ltd.	45,188,000	140,904,182
Citic Pacific Ltd.	42,677,000	149,469,648

		455,871,144
INSURANCE – 11.90%
China Life Insurance Co. Ltd. Class Hb	117,639,000	343,469,333
PICC Property & Casualty Co. Ltd. Class Ha,b	129,402,000	75,894,144
Ping An Insurance (Group) Co. of China Ltd. Class H	44,674,500	215,676,510

		635,039,987

Security	Shares or Principal	Value
MINING – 3.42%
Aluminum Corporation of China Ltd. Class Hb	90,376,000	$80,549,742
Zijin Mining Group Co. Ltd. Class Hb,d	164,320,000	101,844,501

		182,394,243
OIL & GAS – 17.42%
China Petroleum & Chemical Corp. Class H	266,630,000	222,958,478
CNOOC Ltd.[b]	255,559,000	217,300,665
PetroChina Co. Ltd. Class Hb	399,366,000	489,423,504

		929,682,647
TELECOMMUNICATIONS – 20.40%
China Mobile Ltd.	60,372,500	553,546,334
China Netcom Group Corp. Ltd.[b]	51,350,000	127,963,197
China Telecom Corp. Ltd. Class H	437,502,000	211,214,236
China Unicom Ltd.[b]	145,834,000	195,713,988

		1,088,437,755

TOTAL COMMON STOCKS (Cost: $3,872,776,998)		5,334,091,957
SHORT-TERM INVESTMENTS – 21.24%
CERTIFICATES OF DEPOSIT[e] – 0.68%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$16,160,043	16,160,043
Washington Mutual Bank
5.33%, 03/19/07	20,200,003	20,200,003

		36,360,046
COMMERCIAL PAPER[e] – 4.52%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07[c]	8,492,970	8,408,387
Aspen Funding Corp.
5.26%, 02/21/07[c]	5,252,001	5,236,653
BNP Paribas Finance Inc.
5.12%, 06/06/07	2,828,000	2,777,774
Cantabric Finance LLC
5.25%, 03/06/07[c]	6,464,001	6,432,893

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2007

Security	Principal	Value
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07[c]	$9,534,401	$9,459,081
Crown Point Capital Co. LLC
5.20%, 07/18/07[c]	9,333,613	9,108,466
Curzon Funding LLC
5.24%, 02/27/07[c]	4,431,881	4,415,108
Edison Asset Securitization LLC
5.21%, 04/11/07[c]	3,348,595	3,315,156
Eureka Securitization
5.26%, 02/09/07[c]	10,100,001	10,088,196
Five Finance Inc.
5.22%, 04/20/07[c]	3,716,801	3,674,764
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[c]	14,140,002	13,840,356
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[c]	13,251,202	13,181,114
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[c]	15,756,002	15,497,118
Irish Permanent Treasury PLC
5.18%, 07/10/07	4,040,001	3,947,572
Lexington Parker Capital Co. LLC
5.18% - 5.26%, 02/14/07 - 07/25/07[c]	22,550,960	22,311,329
Lockhart Funding LLC
5.28%, 02/09/07[c]	8,080,001	8,070,521
Nationwide Building Society
5.21%, 04/13/07	7,676,001	7,597,128
Nestle Capital Corp.
5.19%, 08/09/07	4,848,001	4,715,905
Norddeutsche Landesbank
5.27%, 02/15/07	7,676,001	7,660,284
Polonius Inc.
5.26%, 02/20/07	2,285,024	2,278,681
Sedna Finance Inc.
5.22%, 04/17/07[c]	4,605,601	4,555,515

Security	Shares or Principal	Value
Simba Funding Corp.
5.20%, 07/23/07[c]	$8,080,001	$7,879,258
Societe Generale
5.18%, 05/16/07	20,200,003	19,897,721
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07[c]	20,502,841	20,395,082
Thornburg Mortgage Capital Resources
5.28% - 5.30%, 02/21/07 - 03/12/07[c]	9,954,561	9,908,835
Three Pillars Funding Corp.
5.26%, 02/14/07[c]	4,721,872	4,712,903
Westpac Banking Corp.
5.20%, 07/12/07[c]	7,272,001	7,102,887
Zela Finance Inc.
5.20%, 07/16/07[c]	4,848,001	4,732,457

		241,201,144
MEDIUM-TERM NOTES[e] – 0.44%
Bank of America N.A.
5.28%, 04/20/07	2,020,000	2,020,000
Cullinan Finance Corp.
5.71%, 06/28/07[c]	6,060,001	6,060,001
K2 USA LLC
5.39%, 06/04/07[c]	6,060,001	6,060,001
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[c]	9,453,601	9,453,601

		23,593,603
MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[d,f]	1,540,153	1,540,153

		1,540,153

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2007

Security	Principal	Value
REPURCHASE AGREEMENTS[e] – 3.81%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $16,162,408 (collateralized by non-U.S. Government debt securities, value $16,660,368, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$16,160,002	$16,160,002
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $12,121,810 (collateralized by U.S. Government obligations, value $12,373,987, 4.00% to 6.50%, 12/1/08 to 2/1/37).	12,120,002	12,120,002
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $808,120 (collateralized by non-U.S. Government debt securities, value $849,193, 5.43%, 3/15/08).	808,000	808,000
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $28,284,215 (collateralized by non-U.S. Government debt securities, value $30,481,083, 0.00% to 6.30%, 5/27/33 to 10/25/46).	28,280,004	28,280,004
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $8,889,339 (collateralized by non-U.S. Government debt securities, value $9,577,699, 0.00% to 6.30%, 5/27/33 to 10/25/46).	8,888,001	8,888,001
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $4,848,736 (collateralized by non-U.S. Government debt securities, value $5,225,846, 0.00% to 6.30%, 5/27/33 to 10/25/46).	4,848,001	4,848,001
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $16,162,404 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $16,776,160, 0.00% to 11.00%, 2/8/07 to 5/25/46).	16,160,002	16,160,002
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $7,039,295 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $7,304,996, 0.00% to 11.00%, 2/8/07 to 5/25/46).	7,038,247	7,038,247
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $4,848,736 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $5,034,013, 0.00% to 11.00%, 2/8/07 to 5/25/46).	4,848,001	4,848,001
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $37,981,765 (collateralized by non-U.S. Government debt securities, value $41,874,915, 2.35% to 6.27%, 10/1/33 to 12/14/36).	37,976,005	37,976,005

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2007

Security	Principal	Value
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $4,040,603 (collateralized by non-U.S. Government debt securities, value $4,246,248, 0.00% to 5.95%, 12/1/29 to 6/1/46).	$4,040,001	$4,040,001
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $2,020,304 (collateralized by non-U.S. Government debt securities, value $2,123,042, 6.38% to 9.75%, 5/15/09 to 6/15/32).	2,020,000	2,020,000
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $12,121,833 (collateralized by non-U.S. Government debt securities, value $12,636,433, 2.28% to 11.19%, 3/20/07 to 12/15/66).	12,120,002	12,120,002
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $8,081,204 (collateralized by non-U.S. Government debt securities, value $8,338,421, 0.00% to 10.13%, 8/16/07 to 7/1/26).	8,080,001	8,080,001
Morgan Stanley 5.36%, due 2/1/07, maturity value $8,081,204 (collateralized by non-U.S. Government debt securities, value $9,242,396, 0.00% to 10.00%, 2/1/07 to 1/31/37).	8,080,001	8,080,001
Morgan Stanley 5.51%, due 6/4/07, maturity value $5,763,346 (collateralized by non-U.S. Government debt securities, value $7,597,287, 0.00% to 10.00%, 2/1/07 to 1/31/37).[g]	5,656,001	5,656,001
Wachovia Capital 5.38%, due 2/1/07, maturity value $25,859,868 (collateralized by non-U.S. Government debt securities, value $27,174,192, 0.00% to 8.31%, 2/15/08 to 8/15/48).	25,856,004	25,856,004

		202,978,275
TIME DEPOSITS[e] – 0.55%
Dexia Credit Local
5.28%, 02/01/07	820,322	820,322
Societe Generale
5.28%, 02/01/07	16,160,002	16,160,002
UBS AG
5.28%, 02/01/07	12,120,002	12,120,002

		29,100,326
VARIABLE & FLOATING RATE NOTES[e] – 11.21%
Allstate Life Global Funding II
5.30% - 5.40%, 11/02/07 - 02/15/08[c]	20,684,803	20,686,917
American Express Bank
5.29%, 02/28/07	8,080,001	8,079,997
American Express Centurion Bank
5.41%, 07/19/07	8,888,001	8,892,804
American Express Credit Corp.
5.42%, 07/05/07	2,424,000	2,424,688
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	710,028	710,028
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[c]	6,060,001	6,060,001

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2007

Security	Principal	Value
ASIF Global Financing
5.41%, 05/03/07[c]	$808,000	$808,107
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08[c]	5,252,001	5,252,001
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[c]	11,716,002	11,716,275
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[c]	20,604,003	20,604,488
BMW US Capital LLC
5.32%, 01/15/08[c]	8,080,001	8,080,001
BNP Paribas
5.35%, 11/19/07[c]	14,948,002	14,948,002
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[c]	5,898,401	5,898,401
CC USA Inc.
5.36%, 07/30/07[c]	4,040,001	4,040,272
Commodore CDO Ltd.
5.44%, 12/12/07[c]	2,020,000	2,020,000
Credit Agricole SA
5.33%, 11/23/07	8,080,001	8,080,001
Cullinan Finance Corp.
5.36%, 04/25/07[c]	2,020,000	2,020,000
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[c]	906,436	906,436
DEPFA Bank PLC
5.40%, 12/14/07[c]	8,080,001	8,080,001
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[c]	9,292,001	9,292,228
Eli Lilly Services Inc.
5.32%, 12/31/07[c]	5,393,401	5,393,401
Fifth Third Bancorp
5.32%, 01/23/08[c]	16,160,002	16,160,002
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[c]	5,252,001	5,251,675
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 01/24/08[c]	8,484,001	8,485,025
Granite Master Issuer PLC
5.29%, 08/20/07[c]	28,280,004	28,280,004
Harrier Finance Funding LLC
5.12% - 5.37%, 06/06/07 - 08/15/07[c]	18,584,003	18,440,581
Hartford Life Global Funding Trust
5.34% - 5.40%, 07/13/07 - 01/15/08	12,120,002	12,120,957
HBOS Treasury Services PLC
5.46%, 10/24/07[c]	8,080,001	8,080,001
Holmes Financing PLC
5.29%, 07/16/07[c]	14,140,002	14,140,002
JPMorgan Chase & Co.
5.30% - 5.45%, 07/27/07 - 02/01/08[g]	22,220,003	22,220,003
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[c]	6,060,001	6,059,870
Kestrel Funding LLC
5.30%, 07/11/07[c]	3,232,000	3,231,849
Kommunalkredit Austria AG
5.32%, 02/08/08[c]	4,848,001	4,848,001
Leafs LLC
5.32%, 02/20/07 - 01/22/08[c]	10,238,227	10,238,228
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[c]	8,888,001	8,887,754
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[c]	2,848,618	2,848,618
Marshall & Ilsley Bank
5.32%, 01/15/08	4,444,001	4,444,001
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[c]	14,622,620	14,622,620

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2007

Security	Principal	Value
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	$8,888,001	$8,888,001
Metropolitan Life Global Funding I
5.33%, 08/06/07[c]	12,120,002	12,120,002
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[c,g]	808,000	808,000
Mound Financing PLC
5.29%, 05/08/07[c]	7,595,201	7,595,201
Natexis Banques Populaires
5.33% - 5.37%, 02/05/07 - 02/08/08[c]	29,088,004	29,087,820
National City Bank of Indiana
5.35%, 05/21/07	4,040,001	4,040,103
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/07/08[c]	26,664,004	26,667,434
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[c]	8,100,201	8,098,983
Northern Rock PLC
5.36%, 08/03/07[c]	9,696,001	9,696,127
Northlake CDO I
5.42%, 09/06/07[c]	2,424,000	2,424,000
Pricoa Global Funding I
5.31%, 01/25/08	10,908,002	10,908,002
Principal Life Global Funding I
5.78%, 02/08/07[c]	3,636,001	3,636,325
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07[c]	11,716,002	11,715,889
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08[c]	8,080,001	8,080,001
Strips III LLC
5.37%, 07/24/07[c]	1,696,304	1,696,304
SunTrust Bank
5.30%, 05/01/07	8,080,001	8,080,115
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[c]	19,715,203	19,714,381
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[c]	13,332,002	13,332,001
Wachovia Asset Securitization Inc.
5.31%, 02/25/07[c]	9,477,360	9,477,360
Wachovia Bank N.A.
5.36%, 05/22/07	16,160,002	16,160,002
Wal-Mart Stores Inc.
5.50%, 07/16/07[c]	6,060,001	6,061,848
Wells Fargo & Co.
5.33%, 11/15/07[c]	4,040,001	4,040,179
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[c]	6,060,001	6,060,017
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[c]	24,240,003	24,237,397
Wind Master Trust
5.31%, 07/25/07[c]	3,232,000	3,232,000

		598,210,732

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,132,984,279)		1,132,984,279

TOTAL INVESTMENTS IN SECURITIES – 121.21% (Cost: $5,005,761,277 )		6,467,076,236
Other Assets, Less Liabilities – (21.21)%		(1,131,433,042)

NET ASSETS – 100.00%		$5,335,643,194

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.42%
AUSTRALIA – 5.65%
AGL Energy Ltd.[a]	1,455,307	$19,513,231
Alinta Ltd.	840,393	9,126,577
Alumina Ltd.	4,239,650	21,214,852
Amcor Ltd.	2,962,656	16,752,575
AMP Ltd.	5,670,432	45,987,555
Aristocrat Leisure Ltd.	1,182,816	14,760,132
ASX Ltd.	677,376	19,885,958
Australia & New Zealand Banking Group Ltd.	5,479,804	123,561,941
Babcock & Brown Ltd.	477,792	9,622,540
BHP Billiton Ltd.	10,395,000	209,673,221
BlueScope Steel Ltd.	2,836,123	18,936,941
Boral Ltd.	2,515,104	15,585,596
Brambles Ltd.[a]	5,151,938	55,390,793
Caltex Australia Ltd.	667,008	11,237,451
Coca-Cola Amatil Ltd.	2,499,552	15,160,078
Coles Group Ltd.	3,799,008	41,874,786
Commonwealth Bank of Australia	3,777,923	146,436,013
Commonwealth Property Office Fund	33,724,512	37,878,360
Computershare Ltd.	1,762,981	12,508,943
CSL Ltd.	603,072	32,433,500
CSR Ltd.	4,903,200	13,596,907
DB RREEFTrust	16,167,168	22,103,251
Foster’s Group Ltd.	7,357,955	38,585,425
Futuris Corp. Ltd.	4,776,381	7,769,548
GPT Group	6,762,528	28,653,250
Harvey Norman Holdings Ltd.	3,297,024	10,419,809
Insurance Australia Group Ltd.	5,824,224	29,189,042
Investa Property Group	10,797,408	20,658,270
James Hardie Industries NV	1,909,777	14,053,476
John Fairfax Holdings Ltd.[b]	3,723,840	14,249,363
Lend Lease Corp. Ltd.	1,410,048	20,697,630
Macquarie Bank Ltd.	732,126	45,929,818
Macquarie Infrastructure Group	8,959,680	25,401,016
Mirvac Group	5,472,576	23,865,893
Multiplex Group	3,006,720	10,364,074
National Australia Bank Ltd.	4,695,840	147,023,614
Newcrest Mining Ltd.	1,127,161	18,247,767
Orica Ltd.	962,067	17,959,732
Origin Energy Ltd.	4,318,818	30,342,383
Paladin Resources Ltd.[a,b]	1,404,000	9,428,958
Qantas Airways Ltd.	3,700,383	15,449,447
QBE Insurance Group Ltd.	2,372,119	56,593,256
Rinker Group Ltd.	2,930,230	42,217,465
Rio Tinto Ltd.	905,527	53,728,865
Santos Ltd.	2,855,520	20,570,538
Stockland	4,765,824	31,341,746
Suncorp-Metway Ltd.[b]	2,077,056	34,751,972
Sydney Roads Group	6,724,512	6,927,713
Symbion Health Ltd.	3,492,687	11,200,502
Tabcorp Holdings Ltd.	2,066,792	27,952,361
Telstra Corporation Ltd.	6,304,608	20,706,249
Telstra Corporation Ltd. Installment Receipt[a]	4,465,052	9,684,162
Toll Holdings Ltd.[b]	1,940,864	31,496,089
Transurban Group	2,735,424	16,378,783
Wesfarmers Ltd.	1,065,312	31,481,024
Westfield Group	4,552,433	78,672,079
Westpac Banking Corp.	5,518,005	107,155,364
Woodside Petroleum Ltd.	1,601,252	46,326,318
Woolworths Ltd.	3,418,848	62,895,692
Zinifex Ltd.	1,408,320	17,890,509

		2,149,500,403
AUSTRIA – 0.61%
Erste Bank der Oesterreichischen Sparkassen AG	809,568	62,793,470
Meinl European Land Ltd.[a]	486,720	12,510,223
Meinl European Land Ltd. Rights[a,c]	483,905	10,061
Oesterreichische Elektrizitaetswirtschafts AG Class A	471,744	22,742,587
OMV AG	393,120	20,980,190
Raiffeisen International Bank Holding AG	165,888	25,248,913
RHI AGa	220,320	10,821,944
Telekom Austria AG	1,511,136	41,079,467
Wiener Staedtische Allgemeine Versicherung AG	238,464	17,368,328
Wienerberger AG	303,264	18,624,051

		232,179,234

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Shares	Value
BELGIUM – 1.30%
AGFA-Gevaert NV	405,216	$10,431,113
Cofinimmo	145,227	28,892,301
Colruyt SA	83,859	17,816,689
Delhaize Group	240,669	19,937,005
Dexia SA	1,608,003	47,578,359
Euronav SA	151,200	4,463,954
Fortis	3,398,273	142,279,842
Groupe Bruxelles Lambert SA	239,519	27,825,121
InBev	517,823	33,220,337
KBC Group NV	526,176	66,151,787
Mobistar SA	114,183	9,837,269
NV Bekaert SA	100,274	12,254,814
Omega Pharma SA	91,794	7,353,718
Solvay SAb	193,646	29,390,769
UCB SA	319,680	21,123,506
Umicore	98,536	17,234,535

		495,791,119
DENMARK – 0.79%
A.P. Moller-Maersk A/S	3,456	34,752,131
Carlsberg A/S Class B	166,822	16,862,160
Coloplast A/S Class Bb	190,944	16,421,963
Dampskibsselskabet TORM A/Sb	129,600	8,300,309
Danisco A/Sb	207,360	16,858,096
Danske Bank A/S	1,349,568	61,973,679
GN Store Nord A/S	807,840	11,861,160
Novo Nordisk A/S Class B	755,136	64,878,975
Novozymes A/S Class Bb	253,152	21,794,163
Topdanmark A/Sa	123,607	22,209,236
Vestas Wind Systems A/Sa	589,248	25,929,335

		301,841,207
FINLAND – 1.48%
Cargotec Corp. Class B	196,589	11,615,656
Elisa OYJ Class A	623,808	18,303,513
Fortum OYJ	1,443,744	39,622,665
Kone OYJ Class B	405,216	23,821,481
Metso OYJ	520,128	27,467,777
Neste Oil OYJ[b]	544,320	16,529,989
Nokia OYJ	11,831,449	258,135,780
Nokian Renkaat OYJ	517,686	10,198,239
Outokumpu OYJ	111,456	4,440,534
Rautaruukki OYJ	395,712	15,554,791
Sampo OYJ	1,381,536	37,574,309
Stora Enso OYJ Class R	1,852,416	30,738,947
TietoEnator OYJ[b]	380,160	10,176,378
UPM-Kymmene OYJ	1,561,248	39,865,207
YIT OYJ	765,664	20,406,262

		564,451,528
FRANCE – 9.89%
Accor SA	729,030	60,250,699
Air France-KLM	467,618	20,975,947
Alcatel-Lucent	6,689,088	85,965,219
ALSTOM[a]	330,108	40,193,443
Arcelor Mittal	2,052,085	95,063,643
Atos Origin SAa	248,887	13,877,790
AXA	4,862,742	204,352,905
BNP Paribas	2,448,072	272,147,127
Bouygues SA	634,261	42,734,275
Business Objects SAa	177,984	6,677,091
Cap Gemini SA	401,760	25,424,664
Carrefour SA	1,729,728	99,348,121
Compagnie de Saint-Gobain	906,337	85,268,348
Compagnie Generale des Etablissements Michelin Class B	461,376	42,087,360
Credit Agricole SAb	1,967,471	84,010,868
Dassault Systemes SAb	206,496	11,001,580
Essilor International SA	319,373	35,711,545
European Aeronautic Defence and Space Co.	979,876	32,418,215
France Telecom SA	4,991,738	137,514,096
Gaz de France[b]	543,456	23,297,337
Groupe Danone	674,944	103,668,017
Lafarge SA	461,561	70,473,614
Lagardere SCA	417,521	32,769,879
L’Air Liquide SA	343,902	79,858,073
L’Oreal SA	871,137	91,805,117
LVMH Moet Hennessy Louis Vuitton SA	696,573	73,227,588
Neopost SA	156,716	20,099,723
PagesJaunes SA	479,359	10,066,113
Pernod Ricard SA	275,972	56,337,916

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Shares	Value
PPR SA	208,313	$30,642,372
PSA Peugeot Citroen SA	503,892	33,033,775
Publicis Groupe SAb	450,144	19,273,761
Renault SA	545,710	67,331,216
Safran SAb	578,571	13,683,199
Sanofi-Aventis	2,944,408	258,071,185
Schneider Electric SA	724,032	87,169,139
SCOR	364,456	9,898,080
Societe BIC	134,806	9,073,995
Societe Generale Class A	1,052,985	185,404,834
Societe Television Francaise 1	407,395	13,758,831
Sodexho Alliance SA	392,707	27,326,732
STMicroelectronics NV	2,085,696	38,675,377
Suez SA	2,985,984	145,931,949
Technip SA	343,008	21,893,852
Thales SA	309,880	16,263,986
Thomson	953,856	18,034,553
Total SA	6,357,263	427,916,972
Unibail Holding	195,294	49,105,421
Valeo SA	320,544	14,582,747
Vallourec SA	110,016	28,349,026
Veolia Environnement	900,703	62,909,995
Vinci SA	598,752	82,006,289
Vivendi SA	3,425,076	140,553,580
Zodiac SA	137,893	9,425,134

		3,766,942,313
GERMANY – 7.13%
Adidas AG	681,696	32,704,839
Allianz SE	1,236,384	245,812,736
ALTANA AG	261,842	16,073,438
BASF AG	1,433,312	137,695,903
Bayer AG	2,132,352	125,243,993
Celesio AG	361,152	20,541,216
Commerzbank AG	1,900,800	80,101,924
Continental AG	408,896	49,340,224
DaimlerChrysler AG Registered	2,703,796	167,450,918
Deutsche Bank AG	1,543,104	217,442,423
Deutsche Boerse AG	331,886	69,524,918
Deutsche Lufthansa AG	828,192	23,095,125
Deutsche Post AG	2,293,920	70,347,691
Deutsche Telekom AG	8,376,770	146,950,116
Douglas Holding AG	312,189	17,216,805
E.ON AG	1,840,430	249,294,835
Fresenius Medical Care AG & Co. KGaA	203,974	27,168,036
Hochtief AG	195,374	15,897,887
Hypo Real Estate Holding AG	465,696	30,602,368
Infineon Technologies AGa	2,417,787	34,465,473
Linde AG	356,907	38,113,670
MAN AG	416,528	43,690,290
Merck KGaA[b]	190,125	22,101,803
Merck KGaA Rights[a]	189,025	388,093
METRO AG	554,688	37,848,647
Muenchener Rueckversicherungs-Gesellschaft AG	603,936	94,958,941
Puma AG	44,948	16,278,220
RWE AG	1,320,192	137,241,880
Salzgitter AG	80,352	10,190,748
SAP AG	2,640,604	121,503,497
Siemens AG	2,466,151	270,824,120
SolarWorld AGb	142,560	11,037,171
ThyssenKrupp AG	1,179,440	55,496,290
TUI AGb	920,310	19,218,062
Volkswagen AG	525,462	58,387,219

		2,714,249,519
GREECE – 0.50%
Hellenic Telecommunications Organization SA ADR[a]	4,575,804	68,591,302
National Bank of Greece SA ADR	11,672,642	121,862,382

		190,453,684
HONG KONG – 1.78%
Bank of East Asia Ltd.	5,875,200	33,743,249
BOC Hong Kong Holdings Ltd.	11,664,000	30,470,493
Cheung Kong (Holdings) Ltd.	5,184,000	68,243,282
CLP Holdings Ltd.	4,752,000	35,476,992
Esprit Holdings Ltd.	3,024,000	30,650,284
Foxconn International Holdings Ltd.[a]	6,616,000	19,782,637
Hang Lung Properties Ltd.	8,640,000	23,566,503
Hang Seng Bank Ltd.	2,419,200	33,612,693

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Shares	Value
Henderson Land Development Co. Ltd.	3,456,000	$19,959,611
Hong Kong & China Gas Co. Ltd. (The)	11,232,200	24,941,106
Hong Kong Exchanges & Clearing Ltd.	4,754,500	51,569,160
Hongkong Electric Holdings Ltd.	4,320,000	21,353,686
Hutchison Telecommunications International Ltd.[a]	5,184,000	12,480,289
Hutchison Whampoa Ltd.	6,048,000	60,100,115
Li & Fung Ltd.	7,114,200	22,183,335
Link REIT (The)	8,208,000	19,319,000
Melco International Development Ltd.	2,592,000	5,483,361
MTR Corp. Ltd.	5,184,000	13,708,402
New World Development Co. Ltd.	9,705,599	21,253,001
PCCW Ltd.	14,688,800	8,803,066
Sun Hung Kai Properties Ltd.	4,320,000	52,277,806
Swire Pacific Ltd. Class A	3,456,000	39,675,812
Techtronic Industries Co. Ltd.	5,184,000	7,966,142
Wharf Holdings Ltd. (The)	5,184,000	19,118,740

		675,738,765
IRELAND – 1.02%
Allied Irish Banks PLC	2,662,150	76,554,991
Bank of Ireland	3,072,865	68,440,610
C&C Group PLC	927,785	13,719,844
CRH PLC	1,643,069	64,693,106
DCC PLC	480,384	15,137,699
DEPFA Bank PLC	1,202,054	21,196,463
Elan Corp. PLC[a]	1,304,640	16,088,534
Experian Group Ltd.	2,612,353	29,529,999
Grafton Group PLC[a]	1,354,658	20,824,471
Independent News & Media PLC	3,351,456	13,195,800
Irish Life & Permanent PLC	1,210,464	32,402,511
Kerry Group PLC Class A	612,212	15,727,804
Ryanair Holdings PLC[a]	88,752	1,253,624

		388,765,456
ITALY – 3.86%
Alleanza Assicurazioni SpA[b]	1,601,328	21,078,967
Arnoldo Mondadori Editore SpA	780,712	8,623,218
Assicurazioni Generali SpA	2,742,657	117,681,485
Autogrill SpA[b]	866,741	15,914,430
Autostrade SpA	841,830	24,547,475
Banca Monte dei Paschi di Siena SpA[b]	4,110,912	26,549,365
Banca Popolare di Milano Scrl[b]	1,590,624	26,498,124
Banche Popolari Unite Scrl	1,209,600	34,139,816
Banco Popolare di Verona e Novara Scrl	1,334,016	41,811,709
Bulgari SpA	666,462	9,638,959
Capitalia SpA	5,248,691	47,060,839
Enel SpA	12,657,980	133,561,106
Eni SpA	7,677,596	246,423,307
Fiat SpA[a]	1,794,528	38,779,487
Finmeccanica SpA	1,070,632	30,245,400
Gruppo Editoriale L’Espresso SpA[b]	991,872	5,271,552
Intesa Sanpaolo SpA[b]	21,777,099	163,705,384
Italcementi SpA[b]	422,585	12,382,838
Luxottica Group SpA	444,960	13,778,584
Mediaset SpA	2,589,474	31,158,900
Mediobanca SpA	1,532,857	34,857,743
Mediolanum SpA[b]	1,037,235	8,289,185
Pirelli & C. SpA	10,667,808	11,006,653
Snam Rete Gas SpA[b]	3,509,568	20,602,096
Telecom Italia SpA	31,080,139	91,375,784
Telecom Italia SpA RNC	17,764,490	44,390,660
UniCredito Italiano SpA German	22,873,222	211,030,519

		1,470,403,585
JAPAN – 22.46%
Access Co. Ltd.[a,b]	864	4,221,429
Aderans Co. Ltd.	259,200	6,000,000
Advantest Corp.[b]	518,400	25,885,714
AEON Co. Ltd.	2,036,400	44,192,708
Aeon Credit Service Co. Ltd.	345,690	6,573,140
Aisin Seiki Co. Ltd.	691,200	22,457,143
Ajinomoto Co. Inc.	1,728,000	21,728,572
All Nippon Airways Co. Ltd.	1,728,000	6,357,143
Alps Electric Co. Ltd.	19,000	199,487
Amada Co. Ltd.	1,728,000	18,514,286
Asahi Breweries Ltd.	1,410,900	21,602,073

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Shares	Value
Asahi Glass Co. Ltd.	2,995,000	$39,368,800
Asahi Kasei Corp.	3,456,000	22,914,286
Astellas Pharma Inc.	1,555,290	65,960,960
Bank of Fukuoka Ltd. (The)	2,592,000	20,571,429
Bank of Yokohama Ltd. (The)	3,456,000	27,857,143
Benesse Corp.	172,800	6,742,857
Bridgestone Corp.	1,728,000	37,428,571
Canon Inc.	3,233,400	169,742,808
Casio Computer Co. Ltd.	950,900	19,613,885
Central Japan Railway Co.	4,320	46,071,429
Chiba Bank Ltd. (The)	2,592,000	23,292,857
Chiyoda Corp.	462,000	9,682,292
Chubu Electric Power Co. Inc.	1,814,400	57,600,000
Chugai Pharmaceutical Co. Ltd.	864,000	19,321,428
Citizen Watch Co. Ltd.	1,382,400	11,280,000
Coca-Cola West Japan Co. Ltd.	316,800	7,058,333
Credit Saison Co. Ltd.	518,400	18,557,143
CSK Corp.	259,200	11,550,000
Dai Nippon Printing Co. Ltd.	1,728,000	27,028,572
Daicel Chemical Industries Ltd.	864,000	6,185,714
Daido Steel Co. Ltd.[b]	1,728,000	10,714,286
Daiichi Sankyo Co. Ltd.	2,073,695	57,602,639
Daikin Industries Ltd.	864,000	28,500,000
Daimaru Inc. (The)	864,000	10,957,143
Dainippon Ink & Chemical Inc.	2,592,000	10,285,714
Dainippon Screen Manufacturing Co. Ltd.	864,000	7,421,429
Daito Trust Construction Co. Ltd.	345,600	16,514,286
Daiwa House Industry Co. Ltd.	1,728,000	29,142,857
Daiwa Securities Group Inc.	4,320,000	52,714,285
Denso Corp.	1,470,300	58,831,449
Dentsu Inc.	5,184	15,428,572
DOWA Holdings Co. Ltd.[b]	864,000	7,342,857
E*Trade Securities Co. Ltd.	6,058	8,714,385
East Japan Railway Co.	10,368	71,742,857
Ebara Corp.	1,728,000	7,228,571
Eisai Co. Ltd.	777,600	39,792,857
Electric Power Development Co. Ltd.	518,400	23,228,571
Elpida Memory Inc.[a]	345,600	14,942,857
FamilyMart Co. Ltd.	259,200	6,707,143
Fanuc Ltd.	518,900	47,831,804
Fast Retailing Co. Ltd.	172,800	13,614,286
Fuji Electric Holdings Co. Ltd.	1,728,000	8,114,286
Fuji Television Network Inc.	983	2,210,450
FUJIFILM Holdings Corp.	1,555,200	64,028,572
Fujikura Ltd.	1,728,000	15,057,143
Fujitsu Ltd.	6,048,000	45,250,000
Furukawa Electric Co. Ltd. (The)	1,728,000	11,685,714
Goodwill Group Inc. (The)[b]	6,053	5,504,547
Gunma Bank Ltd.	1,728,000	11,128,571
Hankyu Holdings Inc.	3,456,000	19,971,429
Haseko Corp.[a]	2,485,500	9,554,874
Hino Motors Ltd.	864,000	4,457,143
Hirose Electric Co. Ltd.	86,900	10,273,396
Hitachi Cable Ltd.	864,000	4,778,571
Hitachi Ltd.	9,506,000	63,656,250
Hokuhoku Financial Group Inc.	3,456,000	13,085,714
Honda Motor Co. Ltd.	4,612,000	181,109,458
Hoya Corp.	1,267,000	45,878,472
IBIDEN Co. Ltd.	432,500	21,417,617
INPEX Holdings Inc.[a]	2,852	23,295,106
Isetan Co. Ltd.	864,500	16,223,669
Ishikawajima-Harima Heavy Industries Co. Ltd.	4,320,000	16,178,572
Ito En Ltd.[b]	172,800	5,271,428
ITOCHU Corp.	4,320,000	37,642,857
Itochu Techno-Science Corp.	86,400	4,357,143
JAFCO Co. Ltd.	172,800	9,428,572
Japan Airlines Corp.[a]	54,000	113,839
Japan Steel Works Ltd. (The)	1,463,000	12,094,907
Japan Tobacco Inc.	12,960	62,142,857
JFE Holdings Inc.	1,728,875	95,619,823
JGC Corp.	864,000	15,000,000
Joyo Bank Ltd. (The)	2,592,000	15,407,143
JS Group Corp.	864,480	19,689,504
JSR Corp.	547,300	12,985,706
Kajima Corp.	2,592,000	11,957,143
Kamigumi Co. Ltd.	864,000	7,242,857
Kaneka Corp.	864,000	7,728,571
Kansai Electric Power Co. Inc. (The)	2,246,400	62,771,429

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Shares	Value
Kao Corp.	1,728,000	$49,285,714
Kawasaki Heavy Industries Ltd.[b]	4,320,000	16,750,000
Kawasaki Kisen Kaisha Ltd.[b]	2,592,000	22,371,428
KDDI Corp.	7,541	53,240,856
Keihin Electric Express Railway Co. Ltd.[b]	864,000	6,185,714
Keio Corp.	1,728,000	11,442,857
Keyence Corp.	172,881	38,703,848
Kikkoman Corp.	864,000	10,878,572
Kinden Corp.	864,000	6,985,714
Kintetsu Corp.	5,184,000	15,214,286
Kirin Brewery Co. Ltd.	2,592,000	39,750,000
Kobe Steel Ltd.	8,640,000	31,142,857
Komatsu Ltd.	2,592,000	54,642,857
Konami Corp.	345,600	9,085,714
Konica Minolta Holdings Inc.[a]	1,728,000	23,514,286
Kubota Corp.	3,456,000	36,314,286
Kuraray Co. Ltd.	1,296,000	15,578,572
Kyocera Corp.	518,400	47,528,571
Kyowa Hakko Kogyo Co. Ltd.	1,728,000	15,071,429
Kyushu Electric Power Co. Inc.	1,209,600	33,900,000
Lawson Inc.	259,200	9,364,286
Leopalace21 Corp.	432,000	13,714,286
Marubeni Corp.	5,184,000	27,857,143
Marui Co. Ltd.	1,036,800	12,737,143
Matsushita Electric Industrial Co. Ltd.	5,189,868	102,973,572
Meiji Dairies Corp.	1,728,000	13,185,714
Meiji Seika Kaisha Ltd.	1,728,000	8,071,428
Meitec Corp.[b]	172,800	5,328,571
Millea Holdings Inc.	2,160,000	76,964,286
Minebea Co. Ltd.	1,728,000	11,414,286
Mitsubishi Chemical Holdings Corp.	3,299,500	22,203,976
Mitsubishi Corp.	3,801,600	76,685,714
Mitsubishi Electric Corp.	6,416,000	57,975,265
Mitsubishi Estate Co. Ltd.	3,456,000	98,571,428
Mitsubishi Gas Chemical Co. Inc.	978,000	10,389,633
Mitsubishi Heavy Industries Ltd.	9,504,000	48,714,286
Mitsubishi Materials Corp.	4,320,000	16,892,857
Mitsubishi Rayon Co. Ltd.	1,728,000	11,814,286
Mitsubishi UFJ Financial Group Inc.	25,061	302,488,922
Mitsui & Co. Ltd.	4,320,000	68,857,143
Mitsui Chemicals Inc.	1,728,000	13,928,571
Mitsui Engineering & Shipbuilding Co. Ltd.	2,592,000	8,957,143
Mitsui Fudosan Co. Ltd.	2,592,000	67,071,428
Mitsui Mining & Smelting Co. Ltd.	2,592,000	13,285,714
Mitsui O.S.K. Lines Ltd.	4,089,000	42,458,532
Mitsui Sumitomo Insurance Co. Ltd.	3,456,160	41,201,908
Mitsui Trust Holdings Inc.	2,592,000	28,307,143
Mitsukoshi Ltd.[b]	1,728,000	7,871,429
Mizuho Financial Group Inc.	27,653	198,893,105
Murata Manufacturing Co. Ltd.	691,200	48,800,000
Namco Bandai Holdings Inc.	777,600	11,185,714
NEC Corp.	6,048,000	30,500,000
NEC Electronics Corp.[a,b]	172,800	4,528,571
Net One Systems Co. Ltd.	63	89,062
NGK Insulators Ltd.	864,000	13,050,000
NGK Spark Plug Co. Ltd.	864,000	17,535,714
Nichirei Corp.	1,728,000	9,428,572
Nidec Corp.	311,100	21,938,517
Nikko Cordial Corp.	2,437,000	23,854,233
Nikon Corp.	864,000	19,214,286
Nintendo Co. Ltd.	259,400	76,344,577
Nippon Electric Glass Co. Ltd.	864,000	20,571,429
Nippon Express Co. Ltd.	2,592,000	14,678,571
Nippon Meat Packers Inc.	864,000	9,664,286
Nippon Mining Holdings Inc.	2,795,000	20,033,606
Nippon Oil Corp.	4,320,000	28,892,857
Nippon Paper Group Inc.	2,592	9,835,715
Nippon Sheet Glass Co. Ltd.	1,728,000	8,428,571
Nippon Steel Corp.	19,008,000	111,885,714
Nippon Telegraph & Telephone Corp.	15,174	75,518,750
Nippon Yusen Kabushiki Kaisha	4,320,000	32,964,286
Nishimatsu Construction Co. Ltd.[b]	1,728,000	6,057,143
Nishi-Nippon City Bank Ltd. (The)	1,728,000	7,271,429

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Shares	Value
Nissan Motor Co. Ltd.	6,635,700	$82,726,815
Nisshin Seifun Group Inc.	921,200	9,473,981
Nisshin Steel Co. Ltd.	3,456,000	13,028,572
Nissin Food Products Co. Ltd.	259,200	9,407,143
Nitto Denko Corp.	518,600	25,338,343
Nomura Holdings Inc.	5,184,000	105,214,286
NSK Ltd.	1,728,000	15,785,715
NTN Corp.	1,728,000	15,600,000
NTT Data Corp.	3,456	17,628,572
NTT DoCoMo Inc.	55,301	84,121,891
Obayashi Corp.	2,592,000	15,728,572
Oji Paper Co. Ltd.	2,592,000	14,164,286
Okumura Corp.	864,000	4,500,000
Olympus Corp.	864,000	27,571,429
Omron Corp.	720,100	19,347,925
Oracle Corp. Japan[b]	86,400	3,757,142
Oriental Land Co. Ltd.	172,800	8,814,286
ORIX Corp.	259,200	74,142,857
Osaka Gas Co. Ltd.	6,048,000	23,450,000
Promise Co. Ltd.	345,850	12,208,825
Rakuten Inc.[a]	21,615	11,365,030
Resona Holdings Inc.[b]	13,824	38,285,715
Ricoh Co. Ltd.	1,728,000	37,571,429
Rohm Co. Ltd.	345,600	31,314,286
Ryohin Keikaku Co. Ltd.	172,800	11,657,143
Sankyo Co. Ltd.	172,800	8,557,143
Sapporo Holdings Ltd.[b]	1,728,000	10,071,429
SBI Holdings Inc.	30,260	11,695,230
Secom Co. Ltd.	778,100	38,338,922
Sega Sammy Holdings Inc.	591,538	15,209,021
Seiko Epson Corp.	518,400	13,971,428
Seino Holdings Co. Ltd.	864,000	8,028,571
Sekisui Chemical Co. Ltd.	1,728,000	13,271,429
Sekisui House Ltd.	1,728,000	24,171,428
Seven & I Holdings Co. Ltd.	2,476,480	74,318,968
77 Bank Ltd. (The)	1,728,000	11,385,714
Sharp Corp.	2,597,000	44,120,660
Shimano Inc.	259,200	7,521,428
Shimizu Corp.	1,728,000	9,285,714
Shin-Etsu Chemical Co. Ltd.	1,123,200	72,800,000
Shinsei Bank Ltd.	3,456,000	18,914,286
Shionogi & Co. Ltd.	864,000	15,285,714
Shiseido Co. Ltd.	864,000	18,250,000
Shizuoka Bank Ltd. (The)	1,728,000	17,900,000
Showa Denko K.K.	3,456,000	13,085,715
Showa Shell Sekiyu K.K.	950,400	10,355,714
SMC Corp.	172,800	24,571,429
SoftBank Corp.[b]	2,160,500	50,458,106
Sompo Japan Insurance Inc.	2,592,000	32,828,572
Sony Corp.	3,024,000	138,750,000
Stanley Electric Co. Ltd.	547,300	11,266,344
Sumitomo Chemical Co. Ltd.	5,184,000	39,900,000
Sumitomo Corp.	3,456,000	53,485,714
Sumitomo Electric Industries Ltd.	2,332,800	35,640,000
Sumitomo Heavy Industries Ltd.	1,728,000	17,914,286
Sumitomo Metal Industries Ltd.	12,960,000	54,857,143
Sumitomo Metal Mining Co. Ltd.	1,728,000	22,485,714
Sumitomo Mitsui Financial Group Inc.	18,144	184,500,000
Sumitomo Osaka Cement Co. Ltd.	2,592,000	9,514,286
Sumitomo Realty & Development Co. Ltd.	1,257,000	43,541,914
Sumitomo Trust & Banking Co. Ltd. (The)	4,320,000	46,107,143
Suruga Bank Ltd.	864,000	11,228,571
Suzuken Co. Ltd.	259,240	8,979,957
T&D Holdings Inc.	648,000	43,553,571
Taiheiyo Cement Corp.	2,592,000	11,700,000
Taisei Corp.	3,456,000	11,571,429
Taisho Pharmaceutical Co. Ltd.	864,000	15,178,571
Taiyo Nippon Sanso Corp.	864,000	7,857,143
Takara Holdings Inc.[b]	864,000	5,564,286
Takashimaya Co. Ltd.	869,000	11,236,078
Takeda Pharmaceutical Co. Ltd.	2,505,600	163,021,429
Takefuji Corp.	293,760	11,802,857
TDK Corp.	345,600	28,971,429
Teijin Ltd.	2,592,000	14,700,000
Terumo Corp.	518,400	20,785,715
THK Co. Ltd.	345,600	8,342,857
Tobu Railway Co. Ltd.	2,592,000	12,192,857

18	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Shares	Value
Toda Corp.	1,728,000	$7,571,429
Toho Co. Ltd.	691,200	12,657,143
Tohoku Electric Power Co. Inc.	1,382,400	36,228,571
Tokuyama Corp.	989,000	15,821,057
Tokyo Broadcasting System Inc.	158,500	5,464,162
Tokyo Electric Power Co. Inc. (The)	3,456,000	117,428,572
Tokyo Electron Ltd.	518,400	36,557,143
Tokyo Gas Co. Ltd.	7,776,000	40,050,000
Tokyo Steel Manufacturing Co. Ltd.	432,000	6,410,714
Tokyo Tatemono Co. Ltd.	1,728,000	20,942,857
Tokyu Corp.	3,456,000	23,142,857
Tokyu Land Corp.	1,728,000	17,614,286
TonenGeneral Sekiyu K.K.[b]	1,728,000	17,542,857
Toppan Printing Co. Ltd.	1,728,000	18,542,857
Toray Industries Inc.	4,320,000	32,750,000
Toshiba Corp.	8,640,000	55,000,000
Tosoh Corp.	1,728,000	8,157,143
TOTO Ltd.	1,728,000	18,428,572
Toyo Seikan Kaisha Ltd.	691,200	12,485,714
Toyobo Co. Ltd.	2,592,000	7,842,857
Toyoda Gosei Co. Ltd.	259,200	6,150,000
Toyota Industries Corp.	778,100	36,344,783
Toyota Motor Corp.	8,393,600	551,662,698
Toyota Tsusho Corp.	604,800	15,850,000
Trend Micro Inc.[a]	322,000	8,784,722
Ube Industries Ltd.	2,592,000	8,250,000
Uni-Charm Corp.	172,800	9,314,286
UNY Co. Ltd.	866,000	11,268,882
USS Co. Ltd.	120,960	7,940,000
West Japan Railway Co.	6,048	26,900,000
Yahoo! Japan Corp.	42,336	15,820,000
Yamada Denki Co. Ltd.	259,200	21,471,428
Yamaha Corp.	547,100	11,126,537
Yamaha Motor Co. Ltd.	777,600	24,042,857
Yamato Holdings Co. Ltd.	1,728,000	25,857,143
Yaskawa Electric Corp.[b]	864,000	9,935,714
Yokogawa Electric Corp.	864,000	14,050,000

		8,551,828,744
NETHERLANDS – 3.46%
ABN AMRO Holding NV	5,355,072	170,486,883
Aegon NV	4,346,085	84,995,178
Akzo Nobel NV	790,271	49,589,853
ASML Holding NVa	1,517,374	38,212,547
Buhrmann NV	412,334	6,156,427
Euronext NV	313,787	38,246,999
Hagemeyer NVa,b	2,032,128	9,374,303
Heineken NV	746,163	37,688,411
ING Groep NV	5,559,426	242,371,779
Koninklijke Ahold NVa	4,809,024	48,117,964
Koninklijke DSM NV	486,432	24,044,858
Koninklijke KPN NV	5,897,960	84,688,351
Koninklijke Philips Electronics NV	3,581,497	138,874,652
QIAGEN NVa,b	546,912	9,366,826
Reed Elsevier NV	2,009,313	35,091,864
Royal Numico NV	521,941	27,604,215
SBM Offshore NV	637,632	22,404,557
TNT NV	1,283,250	57,546,088
Unilever NV	4,861,577	129,000,823
Vedior NV	598,752	12,332,065
Wereldhave NV	190,080	25,366,844
Wolters Kluwer NV CVA	904,608	27,048,091

		1,318,609,578
NORWAY – 0.89%
DnB NOR ASA	2,052,000	30,698,748
Frontline Ltd.[b]	203,904	6,633,261
Norsk Hydro ASA	2,354,400	75,839,858
Ocean Rig ASA[a]	686,274	4,952,673
Orkla ASA	514,944	30,749,307
Pan Fish ASA[a]	8,239,702	8,788,033
Petroleum Geo-Services ASA[a]	598,504	13,927,698
Schibsted ASA[b]	354,852	14,730,732
SeaDrill Ltd.[a]	691,200	11,339,379
Statoil ASA	2,159,251	57,401,215
Storebrand ASA	912,384	12,265,732
Telenor ASA	2,429,788	49,075,262
Tomra Systems ASA[b]	817,917	5,537,055
Yara International ASA	659,664	17,483,750

		339,422,703

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Shares	Value
PORTUGAL – 0.44%
Banco Comercial Portugues
SA Class R	7,493,941	$27,655,925
Banco Espirito Santo SA	1,449,249	27,739,928
Brisa-Auto Estradas de Portugal SA	1,886,050	23,356,388
Energias de Portugal SA	6,922,131	34,450,709
Portugal Telecom SGPS SA	2,417,971	31,985,890
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	370,378	4,942,825
Sonae Industria SGPS SAa	533,088	5,624,896
Sonae SGPS SA	4,657,610	10,288,963

		166,045,524
SINGAPORE – 0.99%
CapitaLand Ltd.	4,320,000	18,837,005
Chartered Semiconductor Manufacturing Ltd.[a]	4,320,000	3,936,090
City Developments Ltd.	2,592,000	23,616,543
ComfortDelGro Corp. Ltd.	9,504,000	11,257,219
DBS Group Holdings Ltd.	3,456,000	49,482,282
Fraser and Neave Ltd.	8,640,150	29,521,192
Haw Par Corp. Ltd.	2,616,775	12,091,440
Keppel Corp. Ltd.	1,728,000	20,130,292
Oversea-Chinese Banking Corp.	8,641,200	44,427,764
Singapore Airlines Ltd.	1,728,000	19,792,913
Singapore Press Holdings Ltd.	6,912,750	21,144,723
Singapore Technologies Engineering Ltd.	6,912,000	15,024,620
Singapore Telecommunications Ltd.	19,610,285	44,668,899
STATS ChipPAC Ltd.[a]	3,316,000	2,783,925
United Overseas Bank Ltd.	3,899,000	47,958,804
UOL Group Ltd.	3,701,000	12,284,078

		376,957,789
SPAIN – 4.20%
Abertis Infraestructuras SAb	1,047,368	29,928,442
Acciona SA	124,416	25,471,482
Acerinox SA	905,472	24,638,331
Actividades de Construcciones y Servicios SA	857,952	46,523,347
Altadis SA	898,560	48,094,836
Antena 3 de Television SAb	405,695	8,909,348
Banco Bilbao Vizcaya Argentaria SA	10,093,248	249,853,535
Banco Popular Espanol SA	2,996,352	57,158,189
Banco Santander Central Hispano SA	17,629,232	334,232,177
Cintra Concesiones de Infraestructuras de Transporte SAb	1,149,494	18,790,872
Endesa SA	2,598,119	130,217,170
Gas Natural SDG SAb	721,440	28,733,615
Grupo Ferrovial SA	252,288	25,161,386
Iberdrola SA	2,392,152	101,958,207
Iberia Lineas Aereas de Espana SA	2,857,794	11,809,122
Industria de Diseno Textil SA	700,704	39,580,731
Repsol YPF SA	2,732,604	89,269,180
SacyrVallehermoso SA	84,269	5,091,906
Telefonica SA	13,155,301	286,335,486
Union Fenosa SA	542,333	26,934,957
Zeltia SAa,b	1,192,730	9,717,829

		1,598,410,148
SWEDEN – 2.64%
Assa Abloy AB Class B	1,039,556	22,678,347
Atlas Copco AB Class A	1,072,454	36,556,297
Atlas Copco AB Class B	713,175	23,439,670
Boliden AB	919,436	21,311,496
Electrolux AB Series B	925,635	17,469,699
Eniro AB	623,967	8,216,514
Hennes & Mauritz AB Class B	1,458,497	78,706,988
Hoganas AB Class Bb	230,688	6,207,921
Holmen AB Class B	148,608	6,451,898
Husqvarna ABa	925,635	14,248,101
Lundin Petroleum ABa	768,096	8,102,569
Modern Times Group MTG AB Class Ba	172,800	10,899,901
Nordea Bank AB	6,253,320	97,467,625
Oriflame Cosmetics SA	223,592	9,001,379
Sandvik AB	3,213,457	50,962,964
Scania AB Class B	370,925	26,511,564

20	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Shares	Value
Securitas AB Class B	1,027,112	$15,183,607
Securitas Direct AB Class Ba	1,021,610	3,181,741
Securitas Systems AB Class Ba	1,021,610	3,929,523
Skandinaviska Enskilda Banken AB Class A	1,561,214	51,984,076
Skanska AB Class B	1,283,904	26,580,814
SKF AB	1,194,048	23,478,063
SSAB Svenskt Stal AB Class A	790,560	19,118,537
Svenska Cellulosa AB Class B	560,736	29,897,658
Svenska Handelsbanken AB Class A	1,688,626	51,500,603
Swedish Match AB	1,238,818	21,869,181
Tele2 AB Class B	1,184,544	17,510,894
Telefonaktiebolaget LM Ericsson Class B	43,633,548	172,215,853
TeliaSonera AB	5,637,600	44,906,287
Trelleborg AB Class B	575,559	14,001,658
Volvo AB Class A	309,432	23,226,663
Volvo AB Class B	638,105	46,615,445

		1,003,433,536
SWITZERLAND – 6.99%
ABB Ltd. Registered	6,085,152	107,287,501
Adecco SA Registered	417,312	26,721,613
Ciba Specialty Chemicals AG Registered	348,287	23,139,119
Clariant AG Registered[a]	835,488	14,295,295
Compagnie Financiere Richemont AG Class A	1,592,054	88,546,680
Credit Suisse Group Registered	3,449,439	242,853,996
Geberit AG Registered	15,562	26,202,726
Givaudan SA Registered	29,416	26,450,354
Holcim Ltd. Registered	638,561	63,047,536
Kuoni Reisen Holding AG Registered[a]	15,343	9,000,702
Logitech International SA Registered[a]	640,924	18,234,334
Lonza Group AG Registered	182,802	17,242,984
Merck Serono SA	19,628	17,303,094
Nestle SA Registered	1,158,664	423,657,998
Nobel Biocare Holding AG	78,090	25,768,198
Novartis AG Registered	6,753,514	387,252,706
OC Oerlikon Corp. AG Registered[a]	37,152	20,231,434
Phonak Holding AG Registered	27,100	2,090,379
Roche Holding AG	2,052,115	384,339,859
SGS SA Registered	15,552	17,000,263
Sulzer AG Registered	14,688	20,728,937
Swatch Group (The) AG Class B	120,291	28,462,829
Swatch Group (The) AG Registered	336,545	16,101,728
Swiss Reinsurance Co. Registered	1,028,410	85,220,063
Syngenta AG Registered[a]	328,395	60,346,989
Synthes Inc.	175,422	21,973,440
UBS AG Registered	5,921,638	369,212,563
Zurich Financial Services AG Registered	436,345	116,971,792

		2,659,685,112
UNITED KINGDOM – 23.34%
Acergy SAa	692,064	13,370,121
Aegis Group PLC	3,956,303	10,919,135
Aggreko PLC	1,298,592	11,279,521
Alliance Boots PLC	2,010,528	31,758,739
AMEC PLC	1,240,704	11,256,348
AMVESCAP PLC	2,449,111	29,098,911
Anglo American PLC	4,271,681	197,663,221
ARM Holdings PLC	5,025,024	11,950,718
AstraZeneca PLC	4,553,710	253,141,467
Aviva PLC	7,453,054	119,772,471
BAE Systems PLC	9,451,243	77,283,178
Balfour Beatty PLC	1,591,488	12,982,507
Barclays PLC[d]	18,897,319	273,723,130
Barratt Developments PLC	801,792	18,550,635
BBA Aviation PLC	1,456,833	8,005,881
Berkeley Group Holdings (The) PLC[a]	442,503	12,983,669
BG Group PLC	10,135,809	132,629,280
BHP Billiton PLC	7,139,513	132,481,888
Biffa PLC	1,069,020	6,842,474
BP PLC	57,478,314	601,355,537
British Airways PLC[a]	1,829,952	19,261,926

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Shares	Value
British American Tobacco PLC	4,478,233	$135,342,304
British Land Co. PLC	1,810,250	55,595,685
British Sky Broadcasting Group PLC	3,381,304	36,137,362
BT Group PLC	24,409,302	146,203,029
Bunzl PLC	1,355,616	16,955,755
Burberry Group PLC	1,546,560	19,934,353
Cable & Wireless PLC	7,349,184	24,095,365
Cadbury Schweppes PLC	5,754,881	64,771,473
Capita Group PLC	2,030,400	25,197,094
Carnival PLC	560,736	30,381,143
Cattles PLC	1,506,816	12,889,060
Centrica PLC	10,989,038	79,801,889
Charter PLC[a]	573,696	9,545,097
Close Brothers Group PLC	653,184	12,958,027
Cobham PLC	4,412,276	17,834,556
Compass Group PLC	6,905,952	40,992,457
Cookson Group PLC	719,712	8,382,147
Corus Group PLC	2,737,152	32,226,573
Daily Mail & General Trust PLC Class A	1,063,804	15,700,466
De La Rue PLC	722,304	9,288,915
Diageo PLC	7,926,590	153,603,522
DSG International PLC	5,990,112	19,786,014
Electrocomponents PLC	1,599,264	8,788,596
Emap PLC	681,088	10,638,630
EMI Group PLC	2,440,800	11,800,726
Enterprise Inns PLC	2,290,975	28,834,399
First Choice Holidays PLC	2,306,880	13,004,602
FKI PLC	2,591,136	5,718,556
Friends Provident PLC	5,629,164	23,910,200
Gallaher Group PLC	2,004,401	44,609,223
GKN PLC	2,581,632	16,170,517
GlaxoSmithKline PLC	16,690,819	445,953,814
Great Portland Estates PLC	1,604,448	22,093,745
Hammerson PLC	1,157,760	33,222,484
Hanson PLC	2,278,129	34,536,579
Hays PLC	5,290,548	16,336,146
HBOS PLC	11,143,089	242,325,569
Home Retail Group	2,612,353	21,732,034
HSBC Holdings PLC	32,853,041	594,835,518
ICAP PLC	1,885,785	18,022,458
IMI PLC	1,410,912	14,264,280
Imperial Chemical Industries PLC	3,623,102	32,462,989
Imperial Tobacco Group PLC	2,012,402	81,853,992
Inchcape PLC	2,008,291	20,795,142
InterContinental Hotels Group PLC	1,300,176	32,346,499
International Power PLC	4,669,920	32,930,098
Invensys PLC[a]	2,528,371	14,673,884
ITV PLC	12,297,029	25,935,645
J Sainsbury PLC	4,484,315	38,072,832
Johnson Matthey PLC	734,400	21,275,216
Kesa Electricals PLC	2,153,088	14,308,073
Kingfisher PLC	7,342,272	34,384,444
Land Securities Group PLC	1,531,008	64,131,414
Legal & General Group PLC	19,792,512	59,953,033
Lloyds TSB Group PLC	16,505,371	187,868,771
LogicaCMG PLC	3,836,544	12,822,729
London Stock Exchange Group PLC	844,128	21,463,327
Man Group PLC	5,417,752	56,708,675
Marks & Spencer Group PLC	5,153,206	68,187,345
Meggitt PLC	1,673,568	11,080,536
Misys PLC	1,645,056	7,808,579
Mitchells & Butlers PLC	2,296,999	31,293,175
National Express Group PLC	529,632	10,937,203
National Grid PLC	7,881,319	118,478,545
Next PLC	806,202	30,819,508
Old Mutual PLC	15,730,461	52,883,207
Pearson PLC	2,455,488	38,547,106
Persimmon PLC	894,240	24,260,341
Provident Financial PLC	989,280	14,126,160
Prudential PLC	7,054,560	94,726,967
Punch Taverns PLC	940,896	21,124,412
Rank Group PLC	3,035,859	13,518,938
Reckitt Benckiser PLC	1,725,618	82,720,477
Reed Elsevier PLC	3,727,662	42,392,814
Rentokil Initial PLC	5,178,339	16,344,430
Resolution PLC	1,789,344	22,836,052
Reuters Group PLC	3,952,362	33,382,365

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Shares	Value
Rexam PLC	1,559,520	$16,407,749
Rio Tinto PLC	3,016,100	160,285,839
Rolls-Royce Group PLC[a]	5,272,992	48,303,939
Royal & Sun Alliance Insurance Group PLC	9,594,720	30,236,935
Royal Bank of Scotland Group PLC	9,255,493	370,486,556
Royal Dutch Shell PLC Class A	10,897,116	365,596,455
Royal Dutch Shell PLC Class B	7,951,847	265,537,967
SABMiller PLC	2,591,136	58,529,606
Sage Group PLC	3,850,848	20,295,122
Scottish & Newcastle PLC	2,631,605	27,970,493
Scottish & Southern Energy PLC	2,509,056	73,471,944
Scottish Power PLC[b]	4,354,560	63,671,409
Serco Group PLC	1,683,936	13,662,485
Severn Trent PLC	712,617	19,737,503
Signet Group PLC	6,308,064	14,816,885
Slough Estates PLC	1,962,144	28,536,406
Smith & Nephew PLC	2,877,984	32,265,103
Smiths Group PLC	1,665,378	34,733,285
Stagecoach Group PLC	2,996,748	8,798,752
Standard Life PLC[a]	5,861,376	33,730,789
Tate & Lyle PLC	1,534,464	17,600,861
TaylorWoodrow PLC	2,095,200	16,691,658
Tesco PLC	23,370,776	191,218,100
3i Group PLC	1,528,883	31,572,305
Tomkins PLC	2,626,560	13,996,995
Trinity Mirror PLC	1,129,248	10,565,664
Unilever PLC	3,525,495	95,507,126
United Business Media PLC	992,304	13,674,044
United Utilities PLC	2,630,880	39,317,841
Vodafone Group PLC	154,146,602	446,555,307
Whitbread PLC	843,282	26,756,878
William Hill PLC	1,773,319	22,284,427
Wimpey (George) PLC	1,432,512	15,085,515
Wolseley PLC	1,911,408	49,311,521
WPP Group PLC	3,451,680	50,469,699
Xstrata PLC	1,808,497	83,967,662
Yell Group PLC	2,303,424	27,661,010

		8,887,497,877

TOTAL COMMON STOCKS (Cost: $27,956,836,725)		37,852,207,824

Security	Shares or Principal	Value
PREFERRED STOCKS – 0.32%
GERMANY – 0.26%
Henkel KGaA	194,585	$30,286,790
Porsche AG	26,784	33,737,364
ProSiebenSat.1 Media AG	280,800	9,424,994
Volkswagen AG	345,690	25,514,950

		98,964,098
ITALY – 0.06%
Intesa Sanpaolo SpA RNC	3,015,544	22,355,320

		22,355,320

TOTAL PREFERRED STOCKS (Cost: $71,374,313)		121,319,418
SHORT-TERM INVESTMENTS – 1.24%
CERTIFICATES OF DEPOSIT[e] – 0.04%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$6,720,518	6,720,518
Washington Mutual Bank
5.33%, 03/19/07	8,400,627	8,400,627

		15,121,145
COMMERCIAL PAPER[e] – 0.26%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07[f]	3,531,993	3,496,822
Aspen Funding Corp.
5.26%, 02/21/07[f]	2,184,163	2,177,780
BNP Paribas Finance Inc.
5.12%, 06/06/07	1,176,088	1,155,200
Cantabric Finance LLC
5.25%, 03/06/07[f]	2,688,201	2,675,264
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07[f]	3,965,096	3,933,772
Crown Point Capital Co. LLC
5.20%, 07/18/07[f]	3,881,594	3,787,961
Curzon Funding LLC
5.24%, 02/27/07[f]	1,843,097	1,836,122
Edison Asset Securitization LLC
5.21%, 04/11/07[f]	1,392,589	1,378,682

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Principal	Value
Eureka Securitization
5.26%, 02/09/07[f]	$4,200,313	$4,195,404
Five Finance Inc.
5.22%, 04/20/07[f]	1,545,715	1,528,233
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[f]	5,880,439	5,755,824
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[f]	5,510,811	5,481,663
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[f]	6,552,489	6,444,826
Irish Permanent Treasury PLC
5.18%, 07/10/07	1,680,125	1,641,687
Lexington Parker Capital Co. LLC
5.18% - 5.26%, 02/14/07 - 07/25/07[f]	9,378,325	9,278,668
Lockhart Funding LLC
5.28%, 02/09/07[f]	3,360,251	3,356,308
Nationwide Building Society
5.21%, 04/13/07	3,192,238	3,159,437
Nestle Capital Corp.
5.19%, 08/09/07	2,016,150	1,961,215
Norddeutsche Landesbank
5.27%, 02/15/07	3,192,238	3,185,702
Polonius Inc.
5.26%, 02/20/07	950,279	947,641
Sedna Finance Inc.
5.22%, 04/17/07[f]	1,915,343	1,894,514
Simba Funding Corp.
5.20%, 07/23/07[f]	3,360,251	3,276,767
Societe Generale
5.18%, 05/16/07	8,400,627	8,274,916
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07[f]	8,526,569	8,481,754
Thornburg Mortgage Capital Resources
5.28% - 5.30%, 02/21/07 - 03/12/07[f]	4,139,829	4,120,812

Security	Shares or Principal	Value
Three Pillars Funding Corp.
5.26%, 02/14/07[f]	$1,963,697	$1,959,967
Westpac Banking Corp.
5.20%, 07/12/07[f]	3,024,226	2,953,896
Zela Finance Inc.
5.20%, 07/16/07[f]	2,016,150	1,968,099

		100,308,936
MEDIUM-TERM NOTES[e] – 0.03%
Bank of America N.A.
5.28%, 04/20/07	840,063	840,063
Cullinan Finance Corp.
5.71%, 06/28/07[f]	2,520,188	2,520,188
K2 USA LLC
5.39%, 06/04/07[f]	2,520,188	2,520,188
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[f]	3,931,494	3,931,494

		9,811,933
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[d,g]	2,441,745	2,441,745

		2,441,745
REPURCHASE AGREEMENTS[e] – 0.22%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $6,721,502 (collateralized by non-U.S. Government debt securities, value $6,928,590, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$6,720,501	6,720,501
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $5,041,128 (collateralized by U.S. Government obligations, value $5,146,001, 4.00% to 6.50%, 12/1/08 to 2/1/37).	5,040,376	5,040,376

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Principal	Value
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $336,075 (collateralized by non-U.S. Government debt securities, value $353,156, 5.43%, 3/15/08).	$336,025	$336,025
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $11,762,628 (collateralized by non-U.S. Government debt securities, value $12,676,246, 0.00% to 6.30%, 5/27/33 to 10/25/46).	11,760,877	11,760,877
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $3,696,832 (collateralized by non-U.S. Government debt securities, value $3,983,102, 0.00% to 6.30%, 5/27/33 to 10/25/46).	3,696,276	3,696,276
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $2,016,456 (collateralized by non-U.S. Government debt securities, value $2,173,286, 0.00% to 6.30%, 5/27/33 to 10/25/46).	2,016,150	2,016,150
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $6,721,500 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $6,976,745, 0.00% to 11.00%, 2/8/07 to 5/25/46).	6,720,501	6,720,501
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $2,927,449 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $3,037,947, 0.00% to 11.00%, 2/8/07 to 5/25/46).	2,927,013	2,927,013
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $2,016,456 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $ 2,093,508, 0.00% to 11.00%, 2/8/07 to 5/25/46).	2,016,150	2,016,150
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $15,795,573 (collateralized by non-U.S. Government debt securities, value $17,414,627, 2.35% to 6.27%, 10/1/33 to 12/14/36).	15,793,178	15,793,178
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $1,680,375 (collateralized by non-U.S. Government debt securities, value $1,765,898, 0.00% to 5.95%, 12/1/29 to 6/1/46).	1,680,125	1,680,125
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $840,189 (collateralized by non-U.S. Government debt securities, value $882,915, 6.38% to 9.75%, 5/15/09 to 6/15/32).	840,063	840,063

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Principal	Value
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $5,041,138 (collateralized by non-U.S. Government debt securities, value $5,255,145, 2.28% to 11.19%, 3/20/07 to 12/15/66).	$5,040,376	$5,040,376
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $3,360,751 (collateralized by non-U.S. Government debt securities, value $3,467,720, 0.00% to 10.13%, 8/16/07 to 7/1/26).	3,360,251	3,360,251
Morgan Stanley 5.36%, due 2/1/07, maturity value $3,360,751 (collateralized by non-U.S. Government debt securities, value $3,843,659, 0.00% to 10.00%, 2/1/07 to 1/31/37).	3,360,251	3,360,251
Morgan Stanley 5.51%, due 6/4/07, maturity value $2,396,817 (collateralized by non-U.S. Government debt securities, value $3,159,503, 0.00% to 10.00%, 2/1/07 to 1/31/37).[h]	2,352,175	2,352,175
Wachovia Capital 5.38%, due 2/1/07, maturity value $10,754,409 (collateralized by non-U.S. Government debt securities, value $11,301,000, 0.00% to 8.31%, 2/15/08 to 8/15/48).	10,752,802	10,752,802

		84,413,090
TIME DEPOSITS[e] – 0.03%
Dexia Credit Local
5.28%, 02/01/07	341,149	341,149
Societe Generale
5.28%, 02/01/07	6,720,501	6,720,501
UBS AG
5.28%, 02/01/07	5,040,376	5,040,376

		12,102,026
VARIABLE & FLOATING RATE NOTES[e] – 0.65%
Allstate Life Global Funding II
5.30% - 5.40%, 11/02/07 - 02/15/08[f]	8,602,242	8,603,121
American Express Bank
5.29%, 02/28/07	3,360,251	3,360,248
American Express Centurion Bank
5.41%, 07/19/07	3,696,276	3,698,273
American Express Credit Corp.
5.42%, 07/05/07	1,008,075	1,008,361
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	295,281	295,281
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[f]	2,520,188	2,520,188
ASIF Global Financing
5.41%, 05/03/07[f]	336,025	336,070
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08[f]	2,184,163	2,184,163
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[f]	4,872,363	4,872,477
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[f]	8,568,639	8,568,840
BMW US Capital LLC
5.32%, 01/15/08[f]	3,360,251	3,360,251
BNP Paribas
5.35%, 11/19/07[f]	6,216,464	6,216,464
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[f]	2,452,983	2,452,983
CC USA Inc.
5.36%, 07/30/07[f]	1,680,125	1,680,238
Commodore CDO Ltd.
5.44%, 12/12/07[f]	840,063	840,063

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Principal	Value
Credit Agricole SA
5.33%, 11/23/07	$3,360,251	$3,360,251
Cullinan Finance Corp.
5.36%, 04/25/07[f]	840,063	840,063
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[f]	376,962	376,962
DEPFA Bank PLC
5.40%, 12/14/07[f]	3,360,251	3,360,251
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[f]	3,864,288	3,864,383
Eli Lilly Services Inc.
5.32%, 12/31/07[f]	2,242,967	2,242,967
Fifth Third Bancorp
5.32%, 01/23/08[f]	6,720,501	6,720,501
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[f]	2,184,163	2,184,027
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 01/24/08[f]	3,528,263	3,528,688
Granite Master Issuer PLC
5.29%, 08/20/07[f]	11,760,877	11,760,877
Harrier Finance Funding LLC
5.12% - 5.37%, 06/06/07 - 08/15/07[f]	7,728,576	7,668,931
Hartford Life Global Funding Trust
5.34% - 5.40%, 07/13/07 - 01/15/08	5,040,376	5,040,774
HBOS Treasury Services PLC
5.46%, 10/24/07[f]	3,360,251	3,360,251
Holmes Financing PLC
5.29%, 07/16/07[f]	5,880,439	5,880,439
JPMorgan Chase & Co.
5.30% - 5.45%, 07/27/07 - 02/01/08[h]	9,240,689	9,240,689
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[f]	2,520,188	2,520,134
Kestrel Funding LLC
5.30%, 07/11/07[f]	1,344,100	1,344,037
Kommunalkredit Austria AG
5.32%, 02/08/08[f]	2,016,150	2,016,150
Leafs LLC
5.32%, 02/20/07 - 01/22/08[f]	4,257,798	4,257,798
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[f]	3,696,276	3,696,173
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[f]	1,184,662	1,184,662
Marshall & Ilsley Bank
5.32%, 01/15/08	1,848,138	1,848,138
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[f]	6,081,146	6,081,147
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[h]	3,696,276	3,696,276
Metropolitan Life Global Funding I
5.33%, 08/06/07[f]	5,040,376	5,040,376
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[f,h]	336,025	336,025
Mound Financing PLC
5.29%, 05/08/07[f]	3,158,636	3,158,636
Natexis Banques Populaires
5.33% - 5.37%, 02/05/07 - 02/08/08[f]	12,096,902	12,096,825
National City Bank of Indiana
5.35%, 05/21/07	1,680,125	1,680,168
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/07/08[f]	11,088,827	11,090,254
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[f]	3,368,651	3,368,145
Northern Rock PLC
5.36%, 08/03/07[f]	4,032,301	4,032,353
Northlake CDO I
5.42%, 09/06/07[f]	1,008,075	1,008,075

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2007

Security	Principal	Value
Pricoa Global Funding I
5.31%, 01/25/08	$4,536,338	$4,536,338
Principal Life Global Funding I
5.78%, 02/08/07[f]	1,512,113	1,512,248
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07[f]	4,872,363	4,872,317
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08[f]	3,360,251	3,360,251
Strips III LLC
5.37%, 07/24/07[f]	705,446	705,446
SunTrust Bank
5.30%, 05/01/07	3,360,251	3,360,298
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[f]	8,199,012	8,198,670
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[f]	5,544,414	5,544,414
Wachovia Asset Securitization Inc.
5.31%, 02/25/07[f]	3,941,374	3,941,374
Wachovia Bank N.A.
5.36%, 05/22/07	6,720,501	6,720,501
Wal-Mart Stores Inc.
5.50%, 07/16/07[f]	2,520,188	2,520,956
Wells Fargo & Co.
5.33%, 11/15/07[f]	1,680,125	1,680,199
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[f]	2,520,188	2,520,194
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[f]	10,080,752	10,079,668
Wind Master Trust
5.31%, 07/25/07[f]	1,344,100	1,344,100

		248,779,421

TOTAL SHORT-TERM INVESTMENTS (Cost: $472,978,296)		472,978,296

TOTAL INVESTMENTS IN SECURITIES – 100.98% (Cost: $28,501,189,334)		38,446,505,538
Other Assets, Less Liabilities – (0.98)%		(373,323,853)

NET ASSETS – 100.00%		$38,073,181,685

ADR - American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[f]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

28	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.40%
AUSTRALIA – 5.54%
Alinta Ltd.	42,890	$465,781
Alumina Ltd.	78,000	390,305
AMP Ltd.	44,418	360,233
Aristocrat Leisure Ltd.	25,102	313,243
ASX Ltd.	10,875	319,261
AXA Asia Pacific Holdings Ltd.	44,527	249,022
Babcock & Brown Ltd.	16,545	333,210
BHP Billiton Ltd.	223,335	4,504,797
Billabong International Ltd.	13,194	166,996
Brambles Ltd.[a]	113,012	1,215,043
Caltex Australia Ltd.	10,530	177,405
Cochlear Ltd.	4,095	179,059
Coles Group Ltd.	80,625	888,694
Computershare Ltd.	31,455	223,184
CSL Ltd.	11,985	644,559
Foster’s Group Ltd.	148,041	776,333
Harvey Norman Holdings Ltd.	52,380	165,540
James Hardie Industries NV	29,535	217,339
Leighton Holdings Ltd.	12,480	212,674
Lend Lease Corp. Ltd.	30,060	441,241
Macquarie Bank Ltd.	16,341	1,025,150
Macquarie Communications Infrastructure Group	27,770	131,215
National Australia Bank Ltd.	46,050	1,441,795
Newcrest Mining Ltd.	22,845	369,841
Orica Ltd.	21,781	406,605
Origin Energy Ltd.	68,989	484,691
Paladin Resources Ltd.[a]	29,040	195,026
Publishing & Broadcasting Ltd.	9,270	140,882
QBE Insurance Group Ltd.	51,735	1,234,277
Rinker Group Ltd.	59,160	852,351
Rio Tinto Ltd.	18,405	1,092,049
Toll Holdings Ltd.	39,275	637,350
Woodside Petroleum Ltd.	30,127	871,614
Woolworths Ltd.	79,491	1,462,376
WorleyParsons Ltd.	9,196	153,221

		22,742,362
AUSTRIA – 0.61%
Erste Bank der Oesterreichischen Sparkassen AG	6,510	504,943
Oesterreichische Elektrizitaetswirtschafts AG Class A	6,300	303,720
Raiffeisen International Bank Holding AG	2,805	426,934
RHI AGa	3,289	161,553
Telekom Austria AG	25,335	688,719
voestalpine AG	7,125	411,081

		2,496,950
BELGIUM – 1.28%
AGFA-Gevaert NV	9,210	237,085
Delhaize Group	5,355	443,608
Groupe Bruxelles Lambert SA	4,965	576,788
InBev	11,940	765,997
KBC Group NV	12,315	1,548,264
Mobistar SA	2,250	193,845
Solvay SA	4,935	749,013
UCB SA	6,135	405,383
Umicore	2,025	354,185

		5,274,168
DENMARK – 0.84%
De Sammensluttede Vognmaend A/S	1,320	226,591
FLS Industries A/S Class B	2,955	193,117
GN Store Nord A/S	16,425	241,161
Novo Nordisk A/S Class B	15,615	1,341,593
Novozymes A/S Class B	3,900	335,756
Topdanmark A/Sa	1,728	310,480
Vestas Wind Systems A/Sa	12,510	550,491
William Demant Holding A/Sa	2,730	230,509

		3,429,698
FINLAND – 1.66%
Cargotec Corp. Class B	4,620	272,977
Elisa OYJ Class A	11,385	334,054
Kone OYJ Class B	5,205	305,987
Nokia OYJ	255,180	5,567,457
Nokian Renkaat OYJ	8,205	161,636
TietoEnator OYJ	5,910	158,203

		6,800,314

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2007

Security	Shares	Value
FRANCE – 9.73%
Accor SA	13,485	$1,114,468
ALSTOM[a]	7,080	862,050
Atos Origin SAa	4,875	271,827
Bouygues SA	13,021	877,309
Business Objects SAa	7,080	265,607
Cap Gemini SA	8,327	526,959
Carrefour SA	37,260	2,140,054
Compagnie Generale des Etablissements Michelin Class B	9,285	846,991
Dassault Systemes SA	4,127	219,876
Essilor International SA	6,780	758,124
Gaz de France	11,640	498,993
Groupe Danone	15,413	2,367,360
Hermes International	4,292	523,424
Lafarge SA	9,345	1,426,845
Lagardere SCA	7,920	621,615
L’Air Liquide SA	7,590	1,762,487
L’Oreal SA	18,630	1,963,330
LVMH Moet Hennessy Louis Vuitton SA	15,437	1,622,822
Neopost SA	2,430	311,661
Pernod Ricard SA	5,814	1,186,891
PPR SA	4,155	611,191
Publicis Groupe SA	9,271	396,955
Safran SAb	12,600	297,990
Schneider Electric SA	14,055	1,692,138
Societe Television Francaise 1	9,076	306,521
Sodexho Alliance SA	7,005	487,447
STMicroelectronics NV	44,460	824,429
Suez SA	64,350	3,144,933
Technip SA	6,825	435,633
Thales SA	6,615	347,187
Thomson	19,065	360,462
Total SA	89,040	5,993,418
Unibail Holding	3,075	773,189
Vallourec SA	2,495	642,914
Veolia Environnement	18,632	1,301,360
Vinci SA	14,115	1,933,219
Zodiac SA	3,615	247,089

		39,964,768
GERMANY – 7.08%
Adidas AG	13,650	654,868
ALTANA AG	5,235	321,356
BASF AG	14,940	1,435,261
Bayer AG	46,335	2,721,493
Beiersdorf AG	3,870	259,238
Bilfinger Berger AG	3,106	241,237
Celesio AG	6,135	348,940
Commerzbank AG	14,385	606,201
Continental AG	8,512	1,027,117
Deutsche Boerse AG	6,975	1,461,153
Deutsche Lufthansa AG	15,570	434,188
Deutsche Postbank AG	4,515	387,223
Fresenius Medical Care AG & Co. KGaA	4,245	565,407
Heidelberger Druckmaschinen AG	4,560	191,749
Hochtief AG	2,986	242,975
Hypo Real Estate Holding AG	8,880	583,533
Infineon Technologies AGa	50,310	717,167
IVG Immobilien AG	6,585	298,464
Linde AG	7,173	765,996
MAN AG	8,705	913,081
Merck KGaA	3,495	406,290
Merck KGaA Rights[a]	3,495	7,176
METRO AG	10,185	694,965
Puma AG	795	287,915
Rheinmetall AG	2,957	232,431
RWE AG	28,155	2,926,881
Salzgitter AG	1,770	224,483
SAP AG	56,760	2,611,728
Siemens AG	53,970	5,926,798
SolarWorld AGb	2,400	185,811
Volkswagen AG	10,815	1,201,719
Wincor Nixdorf AG	1,176	186,053

		29,068,897
GREECE – 0.55%
Coca-Cola Hellenic Bottling Co. SA ADR	10,260	413,170
Hellenic Telecommunications Organization SA ADR[a]	41,175	617,213
National Bank of Greece SA ADR	118,652	1,238,727

		2,269,110

30	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2007

Security	Shares	Value
HONG KONG – 1.77%
Bank of East Asia Ltd.	111,000	$637,510
Esprit Holdings Ltd.	67,500	684,158
Foxconn International Holdings Ltd.[a]	137,000	409,647
Hang Lung Properties Ltd.	135,000	368,227
Hong Kong & China Gas Co. Ltd. (The)	200,000	444,100
Hong Kong Exchanges & Clearing Ltd.	70,500	764,670
Hutchison Telecommunications International Ltd.[a]	93,000	223,894
Hutchison Whampoa Ltd.	75,000	745,289
Kingboard Chemical Holdings Co. Ltd.	45,000	185,266
Li & Fung Ltd.	123,200	384,159
Link REIT (The)	159,000	374,235
Melco International Development Ltd.	60,000	126,930
PCCW Ltd.	257,000	154,021
Shangri-La Asia Ltd.	120,000	321,934
Sun Hung Kai Properties Ltd.	90,000	1,089,121
Techtronic Industries Co. Ltd.	90,000	138,301
Television Broadcasts Ltd.	33,000	226,084

		7,277,546
IRELAND – 1.14%
Bank of Ireland	24,975	556,258
C&C Group PLC	22,680	335,386
CRH PLC	35,404	1,393,974
DEPFA Bank PLC	24,120	425,321
Elan Corp. PLC[a]	14,715	181,462
Experian Group Ltd.	67,377	761,629
Grafton Group PLC[a]	18,795	288,926
IAWS Group PLC	9,105	217,699
Kerry Group PLC Class A	11,565	297,106
Kingspan Group PLC	9,180	231,064

		4,688,825
ITALY – 4.01%
Alleanza Assicurazioni SpA	29,730	391,349
Assicurazioni Generali SpA	61,366	2,633,082
Autogrill SpA	10,575	194,170
Autostrade SpA	19,815	577,799
Banca Monte dei Paschi di Siena SpA	77,085	497,835
Banca Popolare di Milano Scrl	28,725	478,528
Bulgari SpA	18,606	269,096
Capitalia SpA	113,595	1,018,516
Fiat SpA[a]	35,655	770,499
Finmeccanica SpA	23,550	665,289
Intesa Sanpaolo SpA	487,568	3,665,204
Luxottica Group SpA	9,705	300,524
Mediaset SpA	53,325	641,655
Mediobanca SpA	35,880	815,925
Seat Pagine Gialle SpA	433,583	266,497
Terna SpA	79,553	275,236
UniCredito Italiano SpA German	326,085	3,008,491

		16,469,695
JAPAN – 21.81%
Access Co. Ltd.[a,b]	15	73,289
Advantest Corp.	10,000	499,339
AEON Co. Ltd.	42,000	911,458
Aeon Credit Service Co. Ltd.	6,800	129,299
Aisin Seiki Co. Ltd.	12,600	409,375
All Nippon Airways Co. Ltd.	60,000	220,734
Asahi Glass Co. Ltd.	60,000	788,691
Asahi Kasei Corp.	51,000	338,145
ASICS Corp.	15,000	172,495
Bank of Fukuoka Ltd. (The)	45,000	357,143
Bank of Yokohama Ltd. (The)	79,000	636,781
Canon Inc.	66,000	3,464,782
Casio Computer Co. Ltd.	16,900	348,590
Central Japan Railway Co.	97	1,034,474
Chiba Bank Ltd. (The)	49,000	440,336
Chiyoda Corp.	15,000	314,360
Chugai Pharmaceutical Co. Ltd.	10,700	239,282
Credit Saison Co. Ltd.	10,500	375,868
Daifuku Co. Ltd.	7,500	106,895
Daikin Industries Ltd.	15,600	514,583
Daimaru Inc. (The)	15,000	190,228
Dainippon Ink & Chemical Inc.	45,000	178,571
Dainippon Screen Manufacturing Co. Ltd.	15,000	128,844
Daito Trust Construction Co. Ltd.	6,000	286,706
Denso Corp.	31,500	1,260,417
DOWA Holdings Co. Ltd.	30,000	254,960

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2007

Security	Shares	Value
Eisai Co. Ltd.	15,700	$803,431
Elpida Memory Inc.[a]	7,500	324,281
Fanuc Ltd.	11,300	1,041,625
Fast Retailing Co. Ltd.	3,400	267,874
FUJIFILM Holdings Corp.	33,000	1,358,631
Fujikura Ltd.	21,000	182,986
Fujitsu Ltd.	120,000	897,817
Furukawa Electric Co. Ltd. (The)	20,000	135,251
Gunma Bank Ltd.	30,000	193,204
Hankyu Holdings Inc.	75,000	433,408
Haseko Corp.[a]	15,000	57,664
Hirose Electric Co. Ltd.	2,000	236,442
Hitachi Chemical Co. Ltd.	8,100	187,500
Hitachi Construction Machinery Co. Ltd.	7,500	210,193
Hitachi Ltd.	68,000	455,357
Hokuhoku Financial Group Inc.	75,000	283,978
Hoya Corp.	27,400	992,163
IBIDEN Co. Ltd.	9,000	445,685
Index Corp.	75	47,991
INPEX Holdings Inc.[a]	47	383,896
Isetan Co. Ltd.	14,000	262,731
Ishikawajima-Harima Heavy Industries Co. Ltd.	81,000	303,348
JAFCO Co. Ltd.	1,500	81,845
Japan Steel Works Ltd. (The)	21,000	173,611
Japan Tobacco Inc.	195	935,020
JFE Holdings Inc.	12,000	663,690
JGC Corp.	10,000	173,611
JSR Corp.	12,000	284,722
JTEKT Corp.	15,000	301,959
Kajima Corp.	60,000	276,786
Kawasaki Heavy Industries Ltd.	91,000	352,836
Keihin Electric Express Railway Co. Ltd.[b]	30,000	214,782
Keisei Electric Railway Co. Ltd.	30,000	180,308
Keyence Corp.	3,650	817,146
Kintetsu Corp.	105,000	308,160
KK DaVinci Advisors[a]	78	90,923
Kobe Steel Ltd.	120,000	432,540
Komatsu Ltd.	58,500	1,233,259
Konica Minolta Holdings Inc.[a]	32,500	442,254
Kubota Corp.	68,000	714,517
Kuraray Co. Ltd.	15,000	180,308
Leopalace21 Corp.	6,000	190,476
Matsushita Electric Industrial Co. Ltd.	135,000	2,678,571
Millea Holdings Inc.	15,500	552,290
Minebea Co. Ltd.	30,000	198,165
Mitsubishi Electric Corp.	62,000	560,235
Mitsubishi Estate Co. Ltd.	75,000	2,139,137
Mitsubishi Gas Chemical Co. Inc.	23,000	244,337
Mitsubishi Heavy Industries Ltd.	105,000	538,194
Mitsubishi Rayon Co. Ltd.	35,000	239,294
Mitsubishi UFJ Financial Group Inc.	360	4,345,238
Mitsui Chemicals Inc.	22,000	177,331
Mitsui Engineering & Shipbuilding Co. Ltd.	51,000	176,240
Mitsui Fudosan Co. Ltd.	60,500	1,565,518
Mitsui Mining & Smelting Co. Ltd.	30,000	153,770
Mitsukoshi Ltd.	30,000	136,657
Mizuho Financial Group Inc.	600	4,315,476
Murata Manufacturing Co. Ltd.	13,500	953,125
NEC Corp.	135,000	680,804
NGK Spark Plug Co. Ltd.	15,000	304,440
NHK Spring Co. Ltd.	15,000	156,870
Nidec Corp.	6,800	479,530
Nikon Corp.	18,000	400,298
Nintendo Co. Ltd.	4,500	1,324,405
Nippon Electric Glass Co. Ltd.	15,000	357,143
Nishi-Nippon City Bank Ltd. (The)	45,000	189,360
Nissan Chemical Industries Ltd.	15,000	182,292
Nitori Co. Ltd.	3,000	138,393
Nitto Denko Corp.	12,000	586,310
NOK Corp.	7,500	131,448
Nomura Research Institute Ltd.	1,500	233,135
NTT Data Corp.	81	413,170
Odakyu Electric Railway Co. Ltd.	37,000	246,850
Oki Electric Industry Co. Ltd.	45,000	95,982
Olympus Corp.	15,000	478,671
Oriental Land Co. Ltd.	3,700	188,732
ORIX Corp.	5,850	1,673,363
OSG Corp.	6,700	112,996

32	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2007

Security	Shares	Value
Otsuka Corp.	800	$74,405
Park 24 Co. Ltd.	7,200	103,393
Rakuten Inc.[a]	435	228,720
Resona Holdings Inc.	188	520,668
Round One Corp.	23	61,797
Ryohin Keikaku Co. Ltd.	1,500	101,190
Sanken Electric Co. Ltd.	6,000	60,615
SANYO Electric Co. Ltd.[a,b]	83,000	135,863
Secom Co. Ltd.	13,500	665,179
Sega Sammy Holdings Inc.	6,000	154,266
Seiko Epson Corp.	6,600	177,877
Sekisui House Ltd.	30,000	419,643
Seven & I Holdings Co. Ltd.	54,000	1,620,536
Shimamura Co. Ltd.	1,500	154,018
Shimano Inc.	6,000	174,107
Shimizu Corp.	37,000	198,826
Shin-Etsu Chemical Co. Ltd.	25,500	1,652,778
Shinko Electric Industries Co. Ltd.	4,900	130,845
Shinsei Bank Ltd.	60,000	328,373
Shionogi & Co. Ltd.	15,000	265,377
Shiseido Co. Ltd.	22,000	464,699
Showa Denko K.K.	75,000	283,978
SMC Corp.	3,500	497,685
SoftBank Corp.	48,000	1,121,032
Sony Corp.	65,000	2,982,391
Stanley Electric Co. Ltd.	10,500	216,146
Sumco Corp.	6,000	216,270
Sumitomo Chemical Co. Ltd.	96,000	738,889
Sumitomo Electric Industries Ltd.	46,700	713,472
Sumitomo Heavy Industries Ltd.	36,000	373,214
Sumitomo Metal Industries Ltd.	169,000	715,344
Sumitomo Metal Mining Co. Ltd.	33,500	435,921
Sumitomo Mitsui Financial Group Inc.	390	3,965,774
Sumitomo Realty & Development Co. Ltd.	15,000	519,593
Sumitomo Titanium Corp.	1,000	108,218
Suruga Bank Ltd.	15,000	194,940
T&D Holdings Inc.	10,500	705,729
Taiheiyo Cement Corp.	60,000	270,833
Taisei Corp.	35,000	117,188
Takashimaya Co. Ltd.	19,000	245,668
TDK Corp.	7,500	628,720
Teijin Ltd.	55,000	311,921
Terumo Corp.	12,000	481,151
THK Co. Ltd.	6,100	147,255
Tobu Railway Co. Ltd.	52,000	244,610
Toho Titanium Co. Ltd.	3,000	147,321
Tokuyama Corp.	15,000	239,955
Tokyo Electron Ltd.	10,500	740,451
Tokyo Seimitsu Co. Ltd.	2,200	92,394
Tokyo Tatemono Co. Ltd.	19,000	230,274
Tokyu Corp.	67,000	448,661
Tokyu Land Corp.	23,000	234,449
TonenGeneral Sekiyu K.K.	17,000	172,586
Toray Industries Inc.	83,000	629,225
Toshiba Corp.	185,000	1,177,662
Toyoda Gosei Co. Ltd.	4,500	106,771
Toyota Tsusho Corp.	13,600	356,415
Trend Micro Inc.[a]	7,500	204,613
Ube Industries Ltd.	66,000	210,069
Ushio Inc.	9,000	185,640
USS Co. Ltd.	2,900	190,360
Yahoo! Japan Corp.	983	367,325
Yakult Honsha Co. Ltd.	7,500	213,914
Yamada Denki Co. Ltd.	6,300	521,875
Yamato Holdings Co. Ltd.	22,000	329,200
Yaskawa Electric Corp.	10,000	114,997
Zeon Corp.	11,000	124,405

		89,545,303
NETHERLANDS – 3.76%
Akzo Nobel NV	17,640	1,106,918
ASML Holding NVa	32,048	807,076
Euronext NV	6,105	744,129
Fugro NV	3,930	186,093
Hagemeyer NVa,b	35,566	164,068
Heineken NV	15,930	804,618
Koninklijke Ahold NVa	101,295	1,013,534
Koninklijke Philips Electronics NV	75,285	2,919,220
QIAGEN NVa	10,530	180,345
Randstad Holding NV	3,049	203,450
Reed Elsevier NV	49,395	862,664
Rodamco Europe NV	4,785	644,793

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2007

Security	Shares	Value
Royal Numico NV	11,325	$598,952
SBM Offshore NV	9,634	338,511
TNT NV	27,289	1,223,748
Unilever NV	107,190	2,844,262
Vedior NV	11,239	231,482
Wolters Kluwer NV CVA	19,395	579,917

		15,453,780
NEW ZEALAND – 0.11%
Fisher & Paykel Healthcare Corp. Ltd.	60,408	176,038
Sky City Entertainment Group Ltd.	79,072	292,383

		468,421
NORWAY – 0.89%
Aker Kvaerner ASA	2,100	236,381
Det Norske Oljeselskap ASa	60,800	120,567
Orkla ASA	5,895	352,013
Petroleum Geo-Services ASA[a]	12,150	282,741
SeaDrill Ltd.[a]	13,600	223,113
Statoil ASA	28,440	756,045
Storebrand ASA	15,690	210,930
Tandberg ASA	7,470	124,039
Tandberg Television ASA[a]	5,670	88,809
Telenor ASA	49,500	999,769
TGS-NOPEC Geophysical Co. ASA[a]	7,500	152,378
Tomra Systems ASA	14,356	97,186

		3,643,971
PORTUGAL – 0.39%
Banco BPI SA Registered	35,033	284,978
Brisa-Auto Estradas de Portugal SA	30,977	383,612
Energias de Portugal SA	123,450	614,398
Portugal Telecom SGPS SA	24,000	317,482

		1,600,470
SINGAPORE – 0.91%
CapitaLand Ltd.	96,000	418,600
City Developments Ltd.	37,000	337,119
DBS Group Holdings Ltd.	75,000	1,073,834
Keppel Corp. Ltd.	45,000	524,226
SembCorp Industries Ltd.	90,000	250,691
Singapore Exchange Ltd.	113,000	496,404
United Overseas Bank Ltd.	30,000	369,008
Venture Corp. Ltd.	30,000	273,340

		3,743,222
SPAIN – 4.25%
Abertis Infraestructuras SAb	16,305	465,914
Acciona SA	1,980	405,362
Acerinox SA	16,605	451,830
Actividades de Construcciones y Servicios SA	16,305	884,156
Altadis SA	17,550	939,352
Antena 3 de Television SAb	6,630	145,599
Banco Bilbao Vizcaya Argentaria SA	75,195	1,861,416
Banco Popular Espanol SA	30,991	591,182
Cintra Concesiones de Infraestructuras de Transporte SAb	15,384	251,484
Corporacion Mapfre SA	44,550	222,300
Fadesa Inmobiliaria SA	4,177	193,935
Fomento de Construcciones y Contratas SA	3,390	352,851
Gamesa Corporacion Tecnologica SA	14,075	383,170
Grupo Ferrovial SA	4,305	429,350
Iberdrola SA	48,450	2,065,034
Indra Sistemas SA	13,598	331,311
Industria de Diseno Textil SA	15,090	852,390
SacyrVallehermoso SAb	5,175	312,696
Sogecable SAa,b	3,495	122,396
Telefonica SA	274,020	5,964,261
Union Fenosa SA	4,920	244,352

		17,470,341
SWEDEN – 2.51%
Alfa Laval AB	6,960	325,647
Assa Abloy AB Class B	21,540	469,904
Atlas Copco AB Class A	22,185	756,211
Atlas Copco AB Class B	14,581	479,229
Boliden AB	19,605	454,422
Eniro AB	13,909	183,156
Getinge AB Class B	13,575	294,196
Hennes & Mauritz AB Class B	31,710	1,711,213
Husqvarna ABa	18,885	290,693
Lundin Petroleum ABa	17,175	181,177
Modern Times Group MTG AB Class Ba	3,945	248,843
Securitas AB Class B	14,295	211,320
Securitas Direct AB Class Ba	20,382	63,478
Securitas Systems AB Class Ba	20,382	78,397

34	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2007

Security	Shares	Value
Swedish Match AB	27,030	$477,168
Telefonaktiebolaget LM Ericsson Class B	946,710	3,736,539
TeliaSonera AB	45,006	358,495

		10,320,088
SWITZERLAND – 6.88%
ABB Ltd. Registered	133,740	2,357,974
Adecco SA Registered	8,777	562,015
Clariant AG Registered[a]	12,030	205,835
Geberit AG Registered	287	483,240
Kuehne & Nagel International AG Registered	4,500	346,209
Logitech International SA Registered[a]	12,428	353,577
Merck Serono SA	330	290,912
Nobel Biocare Holding AG	1,680	554,368
Novartis AG Registered	148,950	8,540,930
OC Oerlikon Corp. AG Registered[a]	471	256,487
Phonak Holding AG Registered	3,360	259,176
Roche Holding AG	45,075	8,442,080
Schindler Holding AG Participation Certificates	4,260	273,121
SGS SA Registered	315	344,334
Sulzer AG Registered	255	359,877
Syngenta AG Registered[a]	7,215	1,325,853
Synthes Inc.	3,495	437,785
UBS AG Registered	45,555	2,840,342

		28,234,115
UNITED KINGDOM – 23.68%
Acergy SAa	13,050	252,116
Aegis Group PLC	65,732	181,416
Alliance Boots PLC	50,670	800,394
AMVESCAP PLC	50,355	598,289
Anglo American PLC	92,460	4,278,396
ARM Holdings PLC	102,255	243,187
AstraZeneca PLC	99,570	5,535,112
BAE Systems PLC	208,710	1,706,630
Balfour Beatty PLC	27,608	225,211
BG Group PLC	222,000	2,904,919
BHP Billiton PLC	154,950	2,875,276
British Airways PLC[a]	40,710	428,510
British American Tobacco PLC	96,390	2,913,123
British Land Co. PLC	33,741	1,036,240
British Sky Broadcasting Group PLC	77,295	826,083
BT Group PLC	512,430	3,069,273
Bunzl PLC	22,252	278,323
Burberry Group PLC	32,520	419,166
Cable & Wireless PLC	158,775	520,567
Cadbury Schweppes PLC	131,030	1,474,749
Capita Group PLC	44,929	557,565
Carnival PLC	11,445	620,100
Carphone Warehouse Group (The) PLC	28,367	171,158
Centrica PLC	230,265	1,672,174
Charter PLC[a]	11,250	187,176
Close Brothers Group PLC	10,815	214,551
Cobham PLC	86,610	350,080
Collins Stewart PLC[a]	15,873	76,043
Compass Group PLC	142,140	843,717
Daily Mail & General Trust PLC Class A	23,460	346,241
Diageo PLC	169,425	3,283,162
Emap PLC	13,916	217,369
EMI Group PLC	37,655	182,054
Enterprise Inns PLC	46,954	590,967
First Choice Holidays PLC	38,190	215,289
FirstGroup PLC	20,235	215,666
Gallaher Group PLC	44,205	983,810
GlaxoSmithKline PLC	366,120	9,782,181
Group 4 Securicor PLC	78,690	289,957
Hammerson PLC	18,780	538,901
Hays PLC	102,246	315,715
ICAP PLC	34,461	329,344
Imperial Chemical Industries PLC	41,161	368,803
Imperial Tobacco Group PLC	44,280	1,801,079
Inchcape PLC	32,108	332,467
InterContinental Hotels Group PLC	25,425	632,537
International Power PLC	96,840	682,871
Intertek Group PLC	12,660	212,494
Invensys PLC[a]	53,302	309,348
Investec PLC	23,925	292,224
J Sainsbury PLC	96,600	820,155
Johnson Matthey PLC	12,465	361,105

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2007

Security	Shares	Value
Kelda Group PLC	25,950	$473,913
Kesa Electricals PLC	39,255	260,864
Ladbrokes PLC	32,989	283,151
Land Securities Group PLC	15,529	650,484
Liberty International PLC	19,202	477,342
LogicaCMG PLC	101,010	337,602
London Stock Exchange Group PLC	12,111	307,942
Man Group PLC	116,408	1,218,465
Marks & Spencer Group PLC	111,021	1,469,033
Michael Page International PLC	23,760	222,075
Misys PLC	37,095	176,079
National Grid PLC	174,810	2,627,889
Next PLC	16,425	627,895
Pearson PLC	51,780	812,860
Prudential PLC	155,070	2,082,243
Punch Taverns PLC	17,895	401,767
Reckitt Benckiser PLC	39,945	1,914,833
Reed Elsevier PLC	82,551	938,811
Reuters Group PLC	86,430	730,003
Rio Tinto PLC	65,910	3,502,682
Rolls-Royce Group PLC[a]	116,672	1,068,789
SABMiller PLC	57,555	1,300,075
Sage Group PLC	84,233	443,933
Schroders PLC	9,287	199,053
Scottish & Southern Energy PLC	53,625	1,570,285
Serco Group PLC	32,043	259,978
Smith & Nephew PLC	64,290	720,756
Smiths Group PLC	15,645	326,294
Stagecoach Group PLC	42,180	123,845
Standard Life PLC[a]	128,430	739,083
Tate & Lyle PLC	19,680	225,737
Tesco PLC	499,770	4,089,084
Travis Perkins PLC	9,240	359,919
Tullett Prebon PLC[a]	15,873	200,245
Unilever PLC	78,799	2,134,698
United Business Media PLC	19,230	264,991
Whitbread PLC	8,458	268,368
William Hill PLC	29,295	368,136
Wolseley PLC	42,120	1,086,634
WPP Group PLC	78,376	1,145,996
Xstrata PLC	39,669	1,841,813

Security	Shares or Principal	Value
Yell Group PLC	50,100	$601,633

		97,218,561

TOTAL COMMON STOCKS (Cost: $360,325,437)		408,180,605
PREFERRED STOCKS – 0.37%
GERMANY – 0.37%
Henkel KGaA	4,277	665,707
Porsche AG	532	670,112
ProSiebenSat.1 Media AG	6,120	205,416

		1,541,235

TOTAL PREFERRED STOCKS (Cost: $1,152,262)		1,541,235
SHORT-TERM INVESTMENTS – 0.32%
CERTIFICATES OF DEPOSIT[c] – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$18,484	18,484
Washington Mutual Bank
5.33%, 03/19/07	23,105	23,105

		41,589
COMMERCIAL PAPER[c] – 0.07%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07[d]	9,714	9,620
Aspen Funding Corp.
5.26%, 02/21/07[d]	6,007	5,990
BNP Paribas Finance Inc.
5.12%, 06/06/07	3,235	3,177
Cantabric Finance LLC
5.25%, 03/06/07[d]	7,394	7,358
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07[d]	10,906	10,820
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	10,676	10,418
Curzon Funding LLC
5.24%, 02/27/07[d]	5,069	5,050

36	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2007

Security	Principal	Value
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	$3,830	$3,792
Eureka Securitization
5.26%, 02/09/07[d]	11,553	11,539
Five Finance Inc.
5.22%, 04/20/07[d]	4,251	4,203
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	16,174	15,830
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	15,157	15,077
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	18,022	17,726
Irish Permanent Treasury PLC
5.18%, 07/10/07	4,621	4,515
Lexington Parker Capital Co. LLC
5.18% - 5.26%, 02/14/07 - 07/25/07[d]	25,794	25,520
Lockhart Funding LLC
5.28%, 02/09/07[d]	9,242	9,231
Nationwide Building Society
5.21%, 04/13/07	8,780	8,690
Nestle Capital Corp.
5.19%, 08/09/07	5,545	5,394
Norddeutsche Landesbank
5.27%, 02/15/07	8,780	8,762
Polonius Inc.
5.26%, 02/20/07	2,614	2,606
Sedna Finance Inc.
5.22%, 04/17/07[d]	5,268	5,211
Simba Funding Corp.
5.20%, 07/23/07[d]	9,242	9,012
Societe Generale
5.18%, 05/16/07	23,105	22,759
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07[d]	23,452	23,329
Thornburg Mortgage Capital Resources
5.28% - 5.30%, 02/21/07 - 03/12/07[d]	11,386	11,333

Security	Shares or Principal	Value
Three Pillars Funding Corp.
5.26%, 02/14/07[d]	$5,401	$5,391
Westpac Banking Corp.
5.20%, 07/12/07[d]	8,318	8,124
Zela Finance Inc.
5.20%, 07/16/07[d]	5,545	5,413

		275,890
MEDIUM-TERM NOTES[c] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	2,311	2,311
Cullinan Finance Corp.
5.71%, 06/28/07[d]	6,932	6,932
K2 USA LLC
5.39%, 06/04/07[d]	6,932	6,932
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	10,814	10,814

		26,989
MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[e,f]	6,824	6,824

		6,824
REPURCHASE AGREEMENTS[c] – 0.05%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $18,487 (collateralized by non-U.S. Government debt securities, value $19,057, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$18,484	18,484
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $13,865 (collateralized by U.S. Government obligations, value $14,154, 4.00% to 6.50%, 12/1/08 to 2/1/37).	13,863	13,863

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2007

Security	Principal	Value
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $924 (collateralized by non-U.S. Government debt securities, value $971, 5.43%, 3/15/08).	$924	$924
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $32,352 (collateralized by non-U.S. Government debt securities, value $34,865, 0.00% to 6.30%, 5/27/33 to 10/25/46).	32,347	32,347
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $10,168 (collateralized by non-U.S. Government debt securities, value $10,955, 0.00% to 6.30%, 5/27/33 to 10/25/46).	10,166	10,166
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $5,546 (collateralized by non-U.S. Government debt securities, value $5,977, 0.00% to 6.30%, 5/27/33 to 10/25/46).	5,545	5,545
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $18,487 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $19,189, 0.00% to 11.00%, 2/8/07 to 5/25/46).	18,484	18,484
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $8,051 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $8,356, 0.00% to 11.00%, 2/8/07 to 5/25/46).	8,050	8,050
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $5,546 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $5,758, 0.00% to 11.00%, 2/8/07 to 5/25/46).	5,545	5,545
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $43,445 (collateralized by non-U.S. Government debt securities, value $47,897, 2.35% to 6.27%, 10/1/33 to 12/14/36).	43,438	43,438
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $4,622 (collateralized by non-U.S. Government debt securities, value $4,857, 0.00% to 5.95%, 12/1/29 to 6/1/46).	4,621	4,621
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $2,311 (collateralized by non-U.S. Government debt securities, value $2,428, 6.38% to 9.75%, 5/15/09 to 6/15/32).	2,311	2,311
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $13,865 (collateralized by non-U.S. Government debt securities, value $14,454, 2.28% to 11.19%, 3/20/07 to 12/15/66).	13,863	13,863
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $9,243 (collateralized by non-U.S. Government debt securities, value $9,538, 0.00% to 10.13%, 8/16/07 to 7/1/26).	9,242	9,242
Morgan Stanley 5.36%, due 2/1/07, maturity value $9,243 (collateralized by non-U.S. Government debt securities, value $10,572, 0.00% to 10.00%, 2/1/07 to 1/31/37).	9,242	9,242

38	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2007

Security	Principal	Value
Morgan Stanley 5.51%, due 6/4/07, maturity value $6,592 (collateralized by non-U.S. Government debt securities, value $8,690, 0.00% to 10.00%, 2/1/07 to 1/31/37).[g]	$6,469	$6,469
Wachovia Capital 5.38%, due 2/1/07, maturity value $29,579 (collateralized by non-U.S. Government debt securities, value $31,082, 0.00% to 8.31%, 2/15/08 to 8/15/48).	29,575	29,575

		232,169
TIME DEPOSITS[c] – 0.01%
Dexia Credit Local
5.28%, 02/01/07	938	938
Societe Generale
5.28%, 02/01/07	18,484	18,484
UBS AG
5.28%, 02/01/07	13,863	13,863

		33,285
VARIABLE & FLOATING RATE NOTES[c] – 0.17%
Allstate Life Global Funding II
5.30% - 5.40%, 11/02/07 - 02/15/08[d]	23,660	23,663
American Express Bank
5.29%, 02/28/07	9,242	9,242
American Express Centurion Bank
5.41%, 07/19/07	10,166	10,172
American Express Credit Corp.
5.42%, 07/05/07	2,773	2,773
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	812	812
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[d]	6,932	6,932
ASIF Global Financing
5.41%, 05/03/07[d]	924	924
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08[d]	6,007	6,007
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[d]	13,401	13,401
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	23,567	23,568
BMW US Capital LLC
5.32%, 01/15/08[d]	9,242	9,242
BNP Paribas
5.35%, 11/19/07[d]	17,098	17,098
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	6,747	6,746
CC USA Inc.
5.36%, 07/30/07[d]	4,621	4,621
Commodore CDO Ltd.
5.44%, 12/12/07[d]	2,311	2,311
Credit Agricole SA
5.33%, 11/23/07	9,242	9,242
Cullinan Finance Corp.
5.36%, 04/25/07[d]	2,311	2,311
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	1,037	1,037
DEPFA Bank PLC
5.40%, 12/14/07[d]	9,242	9,242
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	10,628	10,629
Eli Lilly Services Inc.
5.32%, 12/31/07[d]	6,169	6,169
Fifth Third Bancorp
5.32%, 01/23/08[d]	18,484	18,484
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	6,007	6,007
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 01/24/08[d]	9,704	9,705

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2007

Security	Principal	Value
Granite Master Issuer PLC
5.29%, 08/20/07[d]	$32,347	$32,347
Harrier Finance Funding LLC
5.12% - 5.37%, 06/06/07 - 08/15/07[d]	21,257	21,093
Hartford Life Global Funding Trust
5.34% - 5.40%, 07/13/07 - 01/15/08	13,863	13,864
HBOS Treasury Services PLC
5.46%, 10/24/07[d]	9,242	9,242
Holmes Financing PLC
5.29%, 07/16/07[d]	16,174	16,174
JPMorgan Chase & Co.
5.30% - 5.45%, 07/27/07 - 02/01/08[g]	25,416	25,416
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	6,932	6,932
Kestrel Funding LLC
5.30%, 07/11/07[d]	3,697	3,697
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	5,545	5,545
Leafs LLC
5.32%, 02/20/07 - 01/22/08[d]	11,711	11,710
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	10,166	10,166
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	3,258	3,258
Marshall & Ilsley Bank
5.32%, 01/15/08	5,083	5,083
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	16,726	16,726
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	10,166	10,166
Metropolitan Life Global Funding I
5.33%, 08/06/07[d]	13,863	13,863
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	924	924
Mound Financing PLC
5.29%, 05/08/07[d]	8,688	8,688
Natexis Banques Populaires
5.33% - 5.37%, 02/05/07 - 02/08/08[d]	33,272	33,271
National City Bank of Indiana
5.35%, 05/21/07	4,621	4,621
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/07/08[d]	30,499	30,503
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	9,265	9,264
Northern Rock PLC
5.36%, 08/03/07[d]	11,091	11,091
Northlake CDO I
5.42%, 09/06/07[d]	2,773	2,773
Pricoa Global Funding I
5.31%, 01/25/08	12,477	12,477
Principal Life Global Funding I
5.78%, 02/08/07[d]	4,159	4,159
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07[d]	13,401	13,401
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08[d]	9,242	9,242
Strips III LLC
5.37%, 07/24/07[d]	1,940	1,940
SunTrust Bank
5.30%, 05/01/07	9,242	9,242
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	22,551	22,551
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	15,249	15,250
Wachovia Asset Securitization Inc.
5.31%, 02/25/07[d]	10,840	10,840
Wachovia Bank N.A.
5.36%, 05/22/07	18,484	18,484
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	6,932	6,934
Wells Fargo & Co.
5.33%, 11/15/07[d]	4,621	4,621

40	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2007

Security	Principal	Value
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	$6,932	$6,932
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	27,726	27,724
Wind Master Trust
5.31%, 07/25/07[d]	3,697	3,697

		684,249

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,300,995)		1,300,995

TOTAL INVESTMENTS IN SECURITIES – 100.09% (Cost: $362,778,694)		411,022,835
Other Assets, Less Liabilities – (0.09)%		(378,936)

NET ASSETS – 100.00%		$410,643,899

ADR - American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.59%
AUSTRALIA – 5.57%
A.B.C. Learning Centres Ltd.	5,684	$33,902
Amcor Ltd.	121,436	686,670
AMP Ltd.	156,436	1,268,706
Ansell Ltd.	22,596	195,857
APN News & Media Ltd.	14,252	66,900
Australia & New Zealand Banking Group Ltd.	233,632	5,268,076
AXA Asia Pacific Holdings Ltd.	40,404	225,964
BlueScope Steel Ltd.	86,296	576,203
Boral Ltd.	74,424	461,191
Centro Properties Group	111,944	783,008
CFS Retail Property Trust	167,636	302,553
Coca-Cola Amatil Ltd.	55,608	337,269
Commonwealth Bank of Australia	163,072	6,320,831
Commonwealth Property Office Fund	228,984	257,188
CSR Ltd.	83,608	231,851
DB RREEFTrust	320,152	437,702
Futuris Corp. Ltd.	73,556	119,651
Goodman Fielder Ltd.	129,696	239,101
GPT Group	249,396	1,056,706
Iluka Resources Ltd.	7,728	37,353
Insurance Australia Group Ltd.	190,904	956,746
Investa Property Group	225,680	431,785
James Hardie Industries NV	16,551	121,794
John Fairfax Holdings Ltd.	112,252	429,535
Lion Nathan Ltd.	47,964	308,369
Macquarie Airports	88,256	242,689
Macquarie Goodman Group	135,520	771,557
Macquarie Infrastructure Group	368,060	1,043,463
Mirvac Group	129,416	564,383
Multiplex Group	76,160	262,521
National Australia Bank Ltd.	103,096	3,227,867
OneSteel Ltd.	61,544	225,488
Pacific Brands Ltd.	67,648	145,148
Qantas Airways Ltd.	98,700	412,082
Santos Ltd.	88,368	636,584
Stockland	177,240	1,165,593
Suncorp-Metway Ltd.	67,648	1,131,843
Symbion Health Ltd.	30,240	96,975
Tabcorp Holdings Ltd.	76,384	1,033,057
Tattersall’s Ltd.	140,364	443,602
Telstra Corporation Ltd.	344,288	1,130,746
Telstra Corporation Ltd. Installment Receipt[a]	182,364	395,526
Transurban Group	114,016	682,689
Wesfarmers Ltd.	47,404	1,400,835
Westfield Group	194,740	3,365,365
Westpac Banking Corp.	233,912	4,542,389
Zinifex Ltd.	62,552	794,626

		44,869,939
AUSTRIA – 0.78%
Boehler-Uddeholm AG	6,160	432,489
Erste Bank der Oesterreichischen Sparkassen AG	16,744	1,298,734
Flughafen Wien AG	336	33,401
IMMOFINANZ AGa	80,556	1,219,504
Mayr-Melnhof Karton AG	1,596	307,625
Meinl European Land Ltd.[a]	44,455	1,142,632
Meinl European Land Ltd. Rights[b]	39,694	825
OMV AG	21,084	1,125,220
Wienerberger AG	11,508	706,729

		6,267,159
BELGIUM – 1.29%
Barco NV	1,008	87,956
Belgacom SA	20,412	921,457
Cofinimmo	3,332	662,887
Compagnie Maritime Belge SA	3,724	167,531
Dexia SA	78,148	2,312,280
Euronav SA	1,820	53,733
Fortis	148,372	6,212,080

		10,417,924
DENMARK – 0.81%
A.P. Moller-Maersk A/S	140	1,407,783
Bang & Olufsen A/S Class B	840	107,450
Carlsberg A/S Class B	4,116	416,040
Codan A/S	1,176	103,703
Dampskibsselskabet TORM A/S	1,400	89,664
Danisco A/S	5,852	475,760
Danske Bank A/S	59,892	2,750,308

42	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2007

Security	Shares	Value
De Sammensluttede Vognmaend A/S	756	$129,775
Jyske Bank A/Sa	6,580	507,997
Sydbank A/S	6,020	306,870
Trygvesta A/S	2,800	229,344

		6,524,694
FINLAND – 1.30%
Amer Group OYJ	7,476	162,624
Fortum OYJ	54,068	1,483,863
Kesko OYJ Class B	8,232	437,510
Metso OYJ	15,652	826,577
Neste Oil OYJ	19,012	577,359
OKO Bank PLC Class A	4,508	72,990
Orion OYJ[a]	10,472	236,776
Outokumpu OYJ	14,084	561,123
Rautaruukki OYJ	10,920	429,247
Sampo OYJ	49,924	1,357,807
SanomaWSOY OYJ Class B	7,756	224,348
Stora Enso OYJ Class R	78,148	1,296,786
UPM-Kymmene OYJ	69,804	1,782,389
Uponor OYJ	5,824	227,040
Wartsila OYJ Class B	8,008	457,239
YIT OYJ	14,168	377,602

		10,511,280
FRANCE – 10.19%
Air France-KLM	12,432	557,662
Alcatel-Lucent	288,764	3,711,068
Arcelor Mittal	88,704	4,109,248
AXA	207,928	8,738,011
BNP Paribas	104,440	11,610,380
Casino Guichard-Perrachon SA	6,188	535,530
CNP Assurances SA	5,549	633,455
Compagnie de Saint-Gobain	40,432	3,803,850
Credit Agricole SA	82,702	3,531,369
European Aeronautic Defence and Space Co.	43,876	1,451,593
France Telecom SA	210,840	5,808,292
Gecina SA	1,792	295,967
Imerys SA	3,024	286,070
M6-Metropole Television	3,192	107,803
PSA Peugeot Citroen SA	20,468	1,341,826
Renault SA	23,436	2,891,599
Sanofi-Aventis	126,868	11,119,714
SCOR	12,756	346,434
Societe BIC	2,380	160,201
Societe Generale Class A	46,060	8,110,036
Total SA	96,404	6,489,099
Valeo SA	11,620	528,637
Vivendi SA	144,984	5,949,655

		82,117,499
GERMANY – 7.35%
Allianz SE	53,732	10,682,773
BASF AG	31,472	3,023,463
Commerzbank AG	51,548	2,172,293
DaimlerChrysler AG Registered	115,472	7,151,387
Deutsche Bank AG	64,792	9,129,994
Deutsche Post AG	96,880	2,971,021
Deutsche Telekom AG	352,016	6,175,267
Douglas Holding AG	3,332	183,755
E.ON AG	77,672	10,521,035
Muenchener Rueckversicherungs-Gesellschaft AG	25,844	4,063,541
Salzgitter AG	2,492	316,051
ThyssenKrupp AG	45,332	2,133,010
TUI AG	32,368	675,914

		59,199,504
HONG KONG – 1.76%
BOC Hong Kong Holdings Ltd.	434,000	1,133,761
Cathay Pacific Airways Ltd.	28,000	72,070
Cheung Kong (Holdings) Ltd.	196,000	2,580,186
Cheung Kong Infrastructure Holdings Ltd.	56,000	202,586
CLP Holdings Ltd.	196,000	1,463,277
Hang Lung Properties Ltd.	168,000	458,238
Hang Seng Bank Ltd.	92,400	1,283,818
Henderson Land Development Co. Ltd.	112,000	646,839
Hongkong Electric Holdings Ltd.	154,000	761,219
Hopewell Holdings Ltd.	84,000	320,551
Hutchison Whampoa Ltd.	112,000	1,112,965
Hysan Development Co. Ltd.	84,000	228,581
MTR Corp. Ltd.	168,000	444,254

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2007

Security	Shares	Value
New World Development Co. Ltd.	336,000	$735,762
Noble Group Ltd.[c]	140,000	98,402
Orient Overseas International Ltd.	28,000	186,809
Shun Tak Holdings Ltd.	56,000	75,154
Solomon Systech International Ltd.	168,000	30,979
Swire Pacific Ltd. Class A	112,000	1,285,790
Wharf Holdings Ltd. (The)	168,000	619,589
Wing Hang Bank Ltd.	28,000	353,180
Yue Yuen Industrial Holdings Ltd.	28,000	94,122

		14,188,132
IRELAND – 0.91%
Allied Irish Banks PLC	115,444	3,319,803
Bank of Ireland	86,128	1,918,292
Elan Corp. PLC[a]	26,824	330,788
Greencore Group PLC	42,896	232,441
Independent News & Media PLC	111,300	438,225
Irish Life & Permanent PLC	36,680	981,875
Total Produce PLC[a]	90,804	84,957

		7,306,381
ITALY – 3.76%
Banche Popolari Unite Scrl	42,952	1,212,280
Banco Popolare di Verona e Novara Scrl	47,628	1,492,792
Enel SpA	549,612	5,799,250
Eni SpA	328,272	10,536,354
Fondiaria-Sai SpA	9,968	449,855
Lottomatica SpA	11,508	468,062
Pirelli & C. SpA	490,756	506,344
Snam Rete Gas SpA	127,792	750,173
Telecom Italia SpA	1,329,384	3,908,396
Telecom Italia SpA RNC	739,508	1,847,914
UniCredito Italiano SpA German	358,260	3,305,341

		30,276,761
JAPAN – 23.20%
Acom Co. Ltd.	9,240	349,861
Aderans Co. Ltd.	2,800	64,815
Ajinomoto Co. Inc.	84,000	1,056,250
Alps Electric Co. Ltd.	25,200	264,583
Amada Co. Ltd.	56,000	600,000
Amano Corp.	2,800	36,296
Aoyama Trading Co. Ltd.	8,400	256,250
Asahi Breweries Ltd.	47,600	728,796
Asahi Kasei Corp.	56,000	371,296
Astellas Pharma Inc.	67,200	2,850,000
Bank of Kyoto Ltd. (The)	56,000	581,018
Benesse Corp.	8,400	327,778
Bridgestone Corp.	81,200	1,758,796
Canon Marketing Japan Inc.	11,200	242,593
Central Glass Co. Ltd.	28,000	166,204
Chubu Electric Power Co. Inc.	81,200	2,577,778
Chugai Pharmaceutical Co. Ltd.	16,800	375,694
Circle K Sunkus Co. Ltd.	11,200	203,704
Citizen Watch Co. Ltd.	44,800	365,556
Coca-Cola West Japan Co. Ltd.	5,600	124,769
COMSYS Holdings Corp.	28,000	319,444
CSK Corp.	5,600	249,537
Dai Nippon Printing Co. Ltd.	84,000	1,313,889
Daicel Chemical Industries Ltd.	28,000	200,463
Daiichi Sankyo Co. Ltd.	92,418	2,567,167
Daiwa House Industry Co. Ltd.	56,000	944,444
Daiwa Securities Group Inc.	168,000	2,050,000
Denki Kagaku Kogyo Kabushiki Kaisha	56,000	233,333
Dentsu Inc.	196	583,333
East Japan Railway Co.	420	2,906,250
Ebara Corp.	28,000	117,130
Edion Corp.	11,200	157,222
Electric Power Development Co. Ltd.	19,620	879,137
FamilyMart Co. Ltd.	8,400	217,361
Fuji Electric Holdings Co. Ltd.	56,000	262,963
Fuji Soft ABC Inc.	2,800	69,097
Fuji Television Network Inc.	84	188,889
Furukawa Electric Co. Ltd. (The)	56,000	378,704
Glory Ltd.	8,400	152,431
Gunma Bank Ltd.	28,000	180,324
Hakuhodo DY Holdings Inc.	560	37,222
Hankyu Department Stores Inc.	28,000	254,167
Haseko Corp.[a]	70,000	269,097
Hino Motors Ltd.	28,000	144,444
Hitachi Cable Ltd.	28,000	154,861
Hitachi Credit Corp.	8,400	166,319
Hitachi Ltd.	280,000	1,875,000

44	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2007

Security	Shares	Value
Hokkaido Electric Power Co. Inc.	5,600	$140,741
Honda Motor Co. Ltd.	196,000	7,696,759
ITOCHU Corp.	196,000	1,707,870
Itochu Techno-Science Corp.	2,800	141,204
JAFCO Co. Ltd.	2,800	152,778
Japan Prime Realty Investment Corp.	56	208,796
Japan Real Estate Investment Corp.	28	328,704
Japan Retail Fund Investment Corp.	28	254,630
Japan Tobacco Inc.	196	939,815
JFE Holdings Inc.	47,600	2,632,639
Joyo Bank Ltd. (The)	84,000	499,306
JS Group Corp.	33,600	765,278
Kamigumi Co. Ltd.	28,000	234,722
Kaneka Corp.	56,000	500,926
Kansai Electric Power Co. Inc. (The)	92,400	2,581,944
Kansai Paint Co. Ltd.	28,000	242,593
Kao Corp.	56,000	1,597,222
Katokichi Co. Ltd.	11,200	87,870
Kawasaki Kisen Kaisha Ltd.	84,000	725,000
KDDI Corp.	308	2,174,537
Keio Corp.	84,000	556,250
Kinden Corp.	28,000	226,389
Kirin Brewery Co. Ltd.	84,000	1,288,194
Kobe Steel Ltd.	140,000	504,630
Kokuyo Co. Ltd.	8,400	115,278
Konami Corp.	11,200	294,444
Kuraray Co. Ltd.	28,000	336,574
Kurita Water Industries Ltd.	14,000	298,032
Kyocera Corp.	19,600	1,796,991
Kyowa Hakko Kogyo Co. Ltd.	28,000	244,213
Kyushu Electric Power Co. Inc.	42,000	1,177,083
Lawson Inc.	8,400	303,472
Leopalace21 Corp.	5,600	177,778
Mabuchi Motor Co. Ltd.	2,800	162,268
Makita Corp.	8,400	289,583
Marubeni Corp.	196,000	1,053,241
Marui Co. Ltd.	33,600	412,778
Matsui Securities Co. Ltd.	11,200	98,981
Matsumotokiyoshi Co. Ltd.	2,800	63,079
Matsushita Electric Works Ltd.	28,000	308,796
Mediceo Paltac Holdings Co. Ltd.	11,200	209,722
Meiji Seika Kaisha Ltd.	28,000	130,787
Millea Holdings Inc.	56,000	1,995,370
Mitsubishi Chemical Holdings Corp.	140,000	942,130
Mitsubishi Corp.	165,200	3,332,407
Mitsubishi Electric Corp.	140,000	1,265,046
Mitsubishi Heavy Industries Ltd.	252,000	1,291,667
Mitsubishi Materials Corp.	112,000	437,963
Mitsubishi Rayon Co. Ltd.	28,000	191,435
Mitsubishi UFJ Financial Group Inc.	392	4,731,481
Mitsubishi UFJ Securities Co. Ltd.	28,000	316,204
Mitsui & Co. Ltd.	196,000	3,124,074
Mitsui Chemicals Inc.	28,000	225,694
Mitsui Mining & Smelting Co. Ltd.	28,000	143,519
Mitsui O.S.K. Lines Ltd.	140,000	1,453,704
Mitsui Sumitomo Insurance Co. Ltd.	168,000	2,002,778
Mitsui Trust Holdings Inc.	84,000	917,361
Mitsumi Electric Co. Ltd.	8,400	197,917
Namco Bandai Holdings Inc.	28,000	402,778
NEC Electronics Corp.[a,c]	5,600	146,759
Nichirei Corp.	28,000	152,778
Nikko Cordial Corp.	98,000	959,259
Nintendo Co. Ltd.	4,200	1,236,111
Nippon Building Fund Inc.	56	828,704
Nippon Express Co. Ltd.	112,000	634,259
Nippon Kayaku Co. Ltd.	28,000	240,046
Nippon Light Metal Co. Ltd.	84,000	219,444
Nippon Meat Packers Inc.	28,000	313,194
Nippon Mining Holdings Inc.	112,000	802,778
Nippon Oil Corp.	168,000	1,123,611
Nippon Paper Group Inc.	140	531,250
Nippon Sheet Glass Co. Ltd.	28,000	136,574
Nippon Shokubai Co. Ltd.	28,000	321,759
Nippon Steel Corp.	756,000	4,450,000
Nippon Telegraph & Telephone Corp.	644	3,205,093
Nippon Yusen Kabushiki Kaisha	140,000	1,068,287
Nishimatsu Construction Co. Ltd.[c]	28,000	98,148
Nissan Motor Co. Ltd.	285,600	3,560,556
Nisshin Seifun Group Inc.	14,200	146,038

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2007

Security	Shares	Value
Nisshin Steel Co. Ltd.	84,000	$316,667
Nissin Food Products Co. Ltd.	11,200	406,482
Nomura Holdings Inc.	215,600	4,375,810
Nomura Real Estate Office Fund Inc.	28	300,926
NSK Ltd.	56,000	511,574
NTN Corp.	56,000	505,556
NTT DoCoMo Inc.	2,324	3,535,185
Obayashi Corp.	84,000	509,722
Oji Paper Co. Ltd.	112,000	612,037
Okumura Corp.	28,000	145,833
Omron Corp.	25,200	677,083
Oracle Corp. Japan	2,800	121,759
Oriental Land Co. Ltd.	2,800	142,824
Osaka Gas Co. Ltd.	252,000	977,083
Promise Co. Ltd.	9,800	345,949
Resona Holdings Inc.[c]	224	620,370
Ricoh Co. Ltd.	84,000	1,826,389
Rinnai Corp.	5,600	166,667
Rohm Co. Ltd.	14,000	1,268,519
Sankyo Co. Ltd.	5,600	277,315
Santen Pharmaceutical Co. Ltd.	8,400	236,111
Sanwa Shutter Corp.	28,000	167,593
Sapporo Hokuyo Holdings Inc.	56	560,185
Sapporo Holdings Ltd.[c]	28,000	163,194
SBI Holdings Inc.	1,148	443,692
Sega Sammy Holdings Inc.	14,000	359,954
Seiko Epson Corp.	8,400	226,389
Seino Holdings Co. Ltd.	28,000	260,185
Sekisui Chemical Co. Ltd.	56,000	430,093
77 Bank Ltd. (The)	56,000	368,982
Sharp Corp.	112,000	1,902,778
Shimachu Co. Ltd.	5,600	153,704
Shinko Securities Co. Ltd.	56,000	283,333
Shinsei Bank Ltd.	84,000	459,722
Shizuoka Bank Ltd. (The)	84,000	870,139
Showa Shell Sekiyu K.K.	30,800	335,602
Sojitz Corp.[a]	75,600	266,875
Sompo Japan Insurance Inc.	112,000	1,418,519
Sumitomo Bakelite Co. Ltd.	28,000	197,222
Sumitomo Corp.	134,400	2,080,000
Sumitomo Metal Industries Ltd.	168,000	711,111
Sumitomo Osaka Cement Co. Ltd.	56,000	205,556
Sumitomo Rubber Industries Inc.	25,200	295,625
Sumitomo Trust & Banking Co. Ltd. (The)	168,000	1,793,056
Suzuken Co. Ltd.	8,400	290,972
T&D Holdings Inc.	9,800	658,681
Taisei Corp.	56,000	187,500
Taisho Pharmaceutical Co. Ltd.	28,000	491,898
Takara Holdings Inc.	28,000	180,324
Takeda Pharmaceutical Co. Ltd.	112,000	7,287,037
Takefuji Corp.	14,000	562,500
Tanabe Seiyaku Co. Ltd.	28,000	377,546
Teijin Ltd.	28,000	158,796
THK Co. Ltd.	2,800	67,593
TIS Inc.	5,600	121,991
Toda Corp.	28,000	122,685
Toho Co. Ltd.	2,800	51,273
Tohoku Electric Power Co. Inc.	50,400	1,320,833
Tokai Rika Co. Ltd.	11,200	282,407
Tokyo Electric Power Co. Inc. (The)	151,200	5,137,500
Tokyo Gas Co. Ltd.	280,000	1,442,130
Tokyo Steel Manufacturing Co. Ltd.	8,400	124,653
TonenGeneral Sekiyu K.K.	28,000	284,259
Toppan Printing Co. Ltd.	56,000	600,926
Tosoh Corp.	28,000	132,176
TOTO Ltd.	28,000	298,611
Toyo Seikan Kaisha Ltd.	19,600	354,051
Toyota Industries Corp.	28,000	1,307,870
Toyota Motor Corp.	361,200	23,739,583
Uniden Corp.	13,000	96,726
West Japan Railway Co.	224	996,296
Yamaha Corp.	19,600	398,611
Yamaha Motor Co. Ltd.	19,600	606,019
Yokogawa Electric Corp.	22,400	364,259

		186,861,414
NETHERLANDS – 3.25%
ABN AMRO Holding NV	226,716	7,217,850
Aegon NV	181,244	3,544,539
Buhrmann NV	14,588	217,809
Corio NV	5,152	438,842
Getronics NVc	17,976	164,914

46	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2007

Security	Shares	Value
ING Groep NV	233,100	$10,162,355
Koninklijke DSM NV	11,564	571,621
Koninklijke KPN NV	236,236	3,392,094
Oce NV	8,848	149,698
Wereldhave NV	2,492	332,566

		26,192,288
NEW ZEALAND – 0.15%
Fletcher Building Ltd.	49,308	391,422
Telecom Corp. of New Zealand Ltd.	207,200	707,771
Tower Ltd.[a]	21,142	34,584
Warehouse Group Ltd. (The)	20,748	104,099

		1,237,876
NORWAY – 0.95%
DnB NOR ASA	84,616	1,265,890
Frontline Ltd.	7,420	241,382
Norsk Hydro ASA	90,244	2,906,937
Norske Skogindustrier ASA	23,436	429,378
Orkla ASA	14,504	866,090
Pan Fish ASA[a]	318,696	339,904
ProSafe ASA	10,920	170,167
Statoil ASA	24,976	663,958
Yara International ASA	28,056	743,597

		7,627,303
PORTUGAL – 0.49%
Banco Comercial Portugues SA Class R	343,560	1,267,887
Banco Espirito Santo SA	36,596	700,480
Brisa-Auto Estradas de Portugal SA	43,624	540,229
CIMPOR-Cimentos de Portugal SGPS SA	64,624	525,688
Portugal Telecom SGPS SA	70,672	934,878

		3,969,162
SINGAPORE – 1.04%
Allgreen Properties Ltd.[c]	208,000	227,419
Ascendas Real Estate Investment Trust[c]	140,000	225,961
CapitaCommercial Trust	112,000	196,076
CapitaMall Trust Management Ltd.[c]	140,000	295,207
ComfortDelGro Corp. Ltd.	280,000	331,652
Jardine Cycle & Carriage Ltd.	28,000	256,939
Neptune Orient Lines Ltd.	84,000	133,936
Oversea-Chinese Banking Corp.	308,000	1,583,548
Singapore Airlines Ltd.	56,000	641,437
Singapore Press Holdings Ltd.	168,000	513,878
Singapore Telecommunications Ltd.	868,000	1,977,157
SMRT Corp. Ltd.	140,000	134,848
Suntec REIT	140,000	167,648
United Overseas Bank Ltd.	112,000	1,377,632
UOL Group Ltd.	84,000	278,806

		8,342,144
SPAIN – 4.24%
Banco Bilbao Vizcaya Argentaria SA	293,132	7,256,343
Banco Popular Espanol SA	65,604	1,251,457
Banco Santander Central Hispano SA	757,988	14,370,676
Ebro Puleva SA	15,680	373,481
Endesa SA	96,432	4,833,151
Gas Natural SDG SA	28,000	1,115,188
Iberia Lineas Aereas de Espana SA	17,416	71,967
Repsol YPF SA	114,016	3,724,694
SacyrVallehermoso SA	4,508	272,393
Sociedad General de Aguas de Barcelona SA Class A	7,187	253,931
Sociedad General de Aguas de Barcelona SA New[b]	53	1,839
Union Fenosa SA	8,876	440,826
Zeltia SAa	22,428	182,733

		34,148,679
SWEDEN – 2.61%
Axfood AB	3,920	146,841
Castellum AB	17,976	242,516
D. Carnegie & Co. AB	7,560	170,892
Electrolux AB Series B	31,864	601,376
Fabege AB	7,728	207,964
Hoganas AB Class B	2,352	63,293
Holmen AB Class B	6,608	286,890
Kungsleden AB	12,684	205,710
Nordea Bank AB	262,612	4,093,213
Oriflame Cosmetics SA	2,352	94,687

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2007

Security	Shares	Value
Sandvik AB	121,520	$1,927,214
Scania AB Class B	6,440	460,294
Securitas AB Class B	14,476	213,996
Skandinaviska Enskilda Banken AB Class A	56,588	1,884,223
Skanska AB Class B	44,772	926,920
SKF AB	47,012	924,377
SSAB Svenskt Stal AB Class A	19,908	481,446
Svenska Cellulosa AB Class B	24,612	1,312,277
Svenska Handelsbanken AB Class A	65,100	1,985,454
Tele2 AB Class B	35,560	525,677
TeliaSonera AB	147,560	1,175,389
Trelleborg AB Class B	9,408	228,869
Volvo AB Class A	11,872	891,139
Volvo AB Class B	26,796	1,957,526
Wihlborgs Fastigheter AB	1,708	33,093

		21,041,276
SWITZERLAND – 7.06%
Ciba Specialty Chemicals AG Registered	10,024	665,964
Clariant AG Registered[a]	15,036	257,268
Compagnie Financiere Richemont AG Class A	62,580	3,480,567
Credit Suisse Group Registered	144,088	10,144,359
Givaudan SA Registered	840	755,313
Holcim Ltd. Registered	25,340	2,501,914
Nestle SA Registered	50,148	18,336,292
PSP Swiss Property AGa	7,056	411,100
Rieter Holding AG	924	527,979
Swatch Group (The) AG Class B	2,408	569,772
Swiss Reinsurance Co. Registered	42,420	3,515,169
Swisscom AG Registered	1,876	698,351
UBS AG Registered	162,344	10,122,105
Zurich Financial Services AG Registered	18,144	4,863,895

		56,850,048
UNITED KINGDOM – 22.88%
AMEC PLC	24,864	225,580
Arriva PLC	22,064	310,522
Aviva PLC	314,356	5,051,781
Barclays PLC[d]	805,420	11,666,315
Barratt Developments PLC	27,104	627,091
BBA Aviation PLC	45,500	250,041
Bellway PLC	11,592	319,932
Berkeley Group Holdings (The) PLC[a]	7,308	214,427
BP PLC	2,457,812	25,714,374
Brixton PLC	30,660	303,670
Cookson Group PLC	15,204	177,074
Corus Group PLC	112,504	1,324,595
De La Rue PLC	6,972	89,661
DSG International PLC	232,456	767,828
Electrocomponents PLC	49,224	270,506
EMI Group PLC	39,116	189,117
First Choice Holidays PLC	24,752	139,535
FirstGroup PLC	21,784	232,175
FKI PLC	78,008	172,161
Friends Provident PLC	205,072	871,055
GKN PLC	104,664	655,582
Hanson PLC	88,816	1,346,456
HBOS PLC	472,388	10,272,887
HMV Group PLC	85,484	225,054
Home Retail Group	55,860	464,697
HSBC Holdings PLC	1,425,172	25,804,093
IMI PLC	21,616	218,537
Imperial Chemical Industries PLC	73,892	662,072
ITV PLC	519,092	1,094,816
Kingfisher PLC	291,620	1,365,680
Land Securities Group PLC	35,868	1,502,452
Legal & General Group PLC	758,380	2,297,191
Lloyds TSB Group PLC	698,236	7,947,518
Meggitt PLC	32,312	213,935
Mitchells & Butlers PLC	44,100	600,797
National Express Group PLC	15,512	320,332
Old Mutual PLC	639,128	2,148,643
Persimmon PLC	33,012	895,601
Premier Farnell PLC	27,384	102,781
Provident Financial PLC	34,748	496,175
Rank Group PLC	94,388	420,318
Rentokil Initial PLC	209,496	661,234
Resolution PLC	83,496	1,065,597
Rexam PLC	56,336	592,712
Royal Bank of Scotland Group PLC	393,904	15,767,516
Royal Dutch Shell PLC Class A	466,648	15,655,964

48	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2007

Security	Shares or Principal	Value
Royal Dutch Shell PLC Class B	342,860	$11,449,208
Scottish & Newcastle PLC	101,696	1,080,894
Scottish Power PLC	182,028	2,661,573
Severn Trent PLC	27,608	764,665
Signet Group PLC	177,940	417,960
Slough Estates PLC	51,044	742,358
Smiths Group PLC	36,400	759,162
Stagecoach Group PLC	48,468	142,307
Stolt-Nielsen SA	5,376	158,794
Tate & Lyle PLC	47,124	540,529
TaylorWoodrow PLC	66,080	526,434
3i Group PLC	52,192	1,077,795
Tomkins PLC	94,528	503,742
Trinity Mirror PLC	42,896	401,351
United Utilities PLC	100,856	1,507,268
Vodafone Group PLC	6,532,260	18,923,645
Whitbread PLC	14,486	459,633
Wimpey (George) PLC	47,516	500,382

		184,333,780

TOTAL COMMON STOCKS (Cost: $727,382,401)		802,283,243
PREFERRED STOCKS – 0.22%
GERMANY – 0.12%
Volkswagen AG	13,552	1,000,256

		1,000,256
ITALY – 0.10%
Intesa Sanpaolo SpA RNC	53,816	398,958
Unipol SpA	114,128	396,341

		795,299

TOTAL PREFERRED STOCKS (Cost: $1,413,062)		1,795,555
SHORT-TERM INVESTMENTS – 0.11%
CERTIFICATES OF DEPOSIT[e] – 0.00%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$9,420	9,420
Washington Mutual Bank
5.33%, 03/19/07	11,775	11,775

		21,195

Security	Principal	Value
COMMERCIAL PAPER[e] – 0.02%
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07[f]	$4,951	$4,900
Aspen Funding Corp.
5.26%, 02/21/07[f]	3,062	3,053
BNP Paribas Finance Inc.
5.12%, 06/06/07	1,649	1,619
Cantabric Finance LLC
5.25%, 03/06/07[f]	3,768	3,750
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07[f]	5,558	5,514
Crown Point Capital Co. LLC
5.20%, 07/18/07[f]	5,441	5,310
Curzon Funding LLC
5.24%, 02/27/07[f]	2,584	2,574
Edison Asset Securitization LLC
5.21%, 04/11/07[f]	1,952	1,933
Eureka Securitization
5.26%, 02/09/07[f]	5,888	5,881
Five Finance Inc.
5.22%, 04/20/07[f]	2,167	2,142
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[f]	8,243	8,068
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[f]	7,725	7,683
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[f]	9,185	9,034
Irish Permanent Treasury PLC
5.18%, 07/10/07	2,355	2,301
Lexington Parker Capital Co. LLC
5.18% - 5.26%, 02/14/07 - 07/25/07[f]	13,146	13,006
Lockhart Funding LLC
5.28%, 02/09/07[f]	4,710	4,705
Nationwide Building Society
5.21%, 04/13/07	4,475	4,429
Nestle Capital Corp.
5.19%, 08/09/07	2,826	2,749

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2007

Security	Shares or Principal	Value
Norddeutsche Landesbank
5.27%, 02/15/07	$4,475	$4,465
Polonius Inc.
5.26%, 02/20/07	1,332	1,328
Sedna Finance Inc.
5.22%, 04/17/07[f]	2,685	2,656
Simba Funding Corp.
5.20%, 07/23/07[f]	4,710	4,593
Societe Generale
5.18%, 05/16/07	11,775	11,599
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07[f]	11,952	11,889
Thornburg Mortgage Capital Resources
5.28% - 5.30%, 02/21/07 - 03/12/07[f]	5,803	5,776
Three Pillars Funding Corp.
5.26%, 02/14/07[f]	2,753	2,747
Westpac Banking Corp.
5.20%, 07/12/07[f]	4,239	4,141
Zela Finance Inc.
5.20%, 07/16/07[f]	2,826	2,759

		140,604
MEDIUM-TERM NOTES[e] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	1,178	1,178
Cullinan Finance Corp.
5.71%, 06/28/07[f]	3,533	3,533
K2 USA LLC
5.39%, 06/04/07[f]	3,533	3,533
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[f]	5,511	5,511

		13,755
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[d,g]	180,454	180,454

		180,454

Security	Principal	Value
REPURCHASE AGREEMENTS[e] – 0.02%
Banc of America Securities LLC 5.36%, due 2/1/07, maturity value $9,421 (collateralized by non-U.S. Government debt securities, value $9,712, 5.75% to 7.08%, 1/15/13 to 6/1/16).	$9,420	$9,420
Bear Stearns Companies Inc. (The) 5.37%, due 2/1/07, maturity value $7,066 (collateralized by U.S. Government obligations, value $7,213, 4.00% to 6.50%, 12/1/08 to 2/1/37).	7,065	7,065
BNP Securities Corp. 5.36%, due 2/1/07, maturity value $471 (collateralized by non-U.S. Government debt securities, value $495, 5.43%, 3/15/08).	471	471
Citigroup Global Markets Holdings Inc. 5.36%, due 2/1/07, maturity value $16,487 (collateralized by non-U.S. Government debt securities, value $17,769, 0.00% to 6.30%, 5/27/33 to 10/25/46).	16,485	16,485
Citigroup Global Markets Holdings Inc. 5.42%, due 2/1/07, maturity value $5,182 (collateralized by non-U.S. Government debt securities, value $5,583, 0.00% to 6.30%, 5/27/33 to 10/25/46).	5,181	5,181
Citigroup Global Markets Holdings Inc. 5.46%, due 2/1/07, maturity value $2,826 (collateralized by non-U.S. Government debt securities, value $3,046, 0.00% to 6.30%, 5/27/33 to 10/25/46).	2,826	2,826

50	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2007

Security	Principal	Value
Goldman Sachs & Co. Inc. 5.35%, due 2/1/07, maturity value $9,421 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $9,779, 0.00% to 11.00%, 2/8/07 to 5/25/46).	$9,420	$9,420
Goldman Sachs Group Inc. (The) 5.36%, due 2/1/07, maturity value $4,104 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $4,258, 0.00% to 11.00%, 2/8/07 to 5/25/46).	4,103	4,103
Goldman Sachs Group Inc. (The) 5.46%, due 2/1/07, maturity value $2,826 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,935, 0.00% to 11.00%, 2/8/07 to 5/25/46).	2,826	2,826
Greenwich Capital Markets Inc. 5.46%, due 2/1/07, maturity value $22,141 (collateralized by non-U.S. Government debt securities, value $24,411, 2.35% to 6.27%, 10/1/33 to 12/14/36).	22,138	22,138
HSBC Securities Inc. 5.36%, due 2/1/07, maturity value $2,355 (collateralized by non-U.S. Government debt securities, value $2,475, 0.00% to 5.95%, 12/1/29 to 6/1/46).	2,355	2,355
JP Morgan Securities Inc. 5.41%, due 2/1/07, maturity value $1,178 (collateralized by non-U.S. Government debt securities, value $1,238, 6.38% to 9.75%, 5/15/09 to 6/15/32).	1,178	1,178
Lehman Brothers Holdings Inc. 5.44%, due 2/1/07, maturity value $7,066 (collateralized by non-U.S. Government debt securities, value $7,366, 2.28% to 11.19%, 3/20/07 to 12/15/66).	7,065	7,065
Merrill Lynch & Co. Inc. 5.36%, due 2/1/07, maturity value $4,711 (collateralized by non-U.S. Government debt securities, value $4,861, 0.00% to 10.13%, 8/16/07 to 7/1/26).	4,710	4,710
Morgan Stanley 5.36%, due 2/1/07, maturity value $4,711 (collateralized by non-U.S. Government debt securities, value $5,388, 0.00% to 10.00%, 2/1/07 to 1/31/37).	4,710	4,710
Morgan Stanley 5.51%, due 6/4/07, maturity value $3,360 (collateralized by non-U.S. Government debt securities, value $4,429, 0.00% to 10.00%, 2/1/07 to 1/31/37).[h]	3,297	3,297
Wachovia Capital 5.38%, due 2/1/07, maturity value $15,074 (collateralized by non-U.S. Government debt securities, value $15,841, 0.00% to 8.31%, 2/15/08 to 8/15/48).	15,072	15,072

		118,322
TIME DEPOSITS[e] – 0.00%
Dexia Credit Local
5.28%, 02/01/07	478	478
Societe Generale
5.28%, 02/01/07	9,420	9,420

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2007

Security	Principal	Value
UBS AG
5.28%, 02/01/07	$7,065	$7,065

		16,963
VARIABLE & FLOATING RATE NOTES[e] – 0.05%
Allstate Life Global Funding II
5.30% - 5.40%, 11/02/07 - 02/15/08[f]	12,058	12,059
American Express Bank
5.29%, 02/28/07	4,710	4,710
American Express Centurion Bank
5.41%, 07/19/07	5,181	5,184
American Express Credit Corp.
5.42%, 07/05/07	1,413	1,413
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	414	414
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[f]	3,533	3,533
ASIF Global Financing
5.41%, 05/03/07[f]	471	471
Australia & New Zealand Banking Group Ltd.
5.32%, 01/23/08[f]	3,062	3,062
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[f]	6,830	6,830
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[f]	12,011	12,012
BMW US Capital LLC
5.32%, 01/15/08[f]	4,710	4,710
BNP Paribas
5.35%, 11/19/07[f]	8,714	8,714
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[f]	3,438	3,439
CC USA Inc.
5.36%, 07/30/07[f]	2,355	2,355
Commodore CDO Ltd.
5.44%, 12/12/07[f]	1,178	1,178
Credit Agricole SA
5.33%, 11/23/07	4,710	4,710
Cullinan Finance Corp.
5.36%, 04/25/07[f]	1,178	1,178
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[f]	528	528
DEPFA Bank PLC
5.40%, 12/14/07[f]	4,710	4,710
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[f]	5,417	5,417
Eli Lilly Services Inc.
5.32%, 12/31/07[f]	3,144	3,144
Fifth Third Bancorp
5.32%, 01/23/08[f]	9,420	9,420
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[f]	3,062	3,061
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 01/24/08[f]	4,946	4,946
Granite Master Issuer PLC
5.29%, 08/20/07[f]	16,486	16,486
Harrier Finance Funding LLC
5.12% - 5.37%, 06/06/07 - 08/15/07[f]	10,833	10,749
Hartford Life Global Funding Trust
5.34% - 5.40%, 07/13/07 - 01/15/08	7,065	7,066
HBOS Treasury Services PLC
5.46%, 10/24/07[f]	4,710	4,710
Holmes Financing PLC
5.29%, 07/16/07[f]	8,243	8,243
JPMorgan Chase & Co.
5.30% - 5.45%, 07/27/07 - 02/01/08[h]	12,953	12,953
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[f]	3,533	3,533
Kestrel Funding LLC
5.30%, 07/11/07[f]	1,884	1,884
Kommunalkredit Austria AG
5.32%, 02/08/08[f]	2,826	2,826
Leafs LLC
5.32%, 02/20/07 - 01/22/08[f]	5,968	5,969
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[f]	5,181	5,182

52	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2007

Security	Principal	Value
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[f]	$1,661	$1,661
Marshall & Ilsley Bank
5.32%, 01/15/08	2,591	2,591
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[f]	8,524	8,524
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[h]	5,181	5,181
Metropolitan Life Global Funding I
5.33%, 08/06/07[f]	7,065	7,065
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[f,h]	471	471
Mound Financing PLC
5.29%, 05/08/07[f]	4,428	4,428
Natexis Banques Populaires
5.33% - 5.37%, 02/05/07 - 02/08/08[f]	16,956	16,956
National City Bank of Indiana
5.35%, 05/21/07	2,355	2,355
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/07/08[f]	15,543	15,546
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[f]	4,722	4,721
Northern Rock PLC
5.36%, 08/03/07[f]	5,652	5,652
Northlake CDO I
5.42%, 09/06/07[f]	1,413	1,413
Pricoa Global Funding I
5.31%, 01/25/08	6,359	6,359
Principal Life Global Funding I
5.78%, 02/08/07[f]	2,120	2,120
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07[f]	6,830	6,829
Skandinaviska Enskilda Bank NY
5.32%, 01/18/08[f]	4,710	4,710
Strips III LLC
5.37%, 07/24/07[f]	989	989
SunTrust Bank
5.30%, 05/01/07	4,710	4,710
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[f]	11,493	11,491
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[f]	7,772	7,772
Wachovia Asset Securitization Inc.
5.31%, 02/25/07[f]	5,525	5,525
Wachovia Bank N.A.
5.36%, 05/22/07	9,420	9,420
Wal-Mart Stores Inc.
5.50%, 07/16/07[f]	3,533	3,534
Wells Fargo & Co.
5.33%, 11/15/07[f]	2,355	2,355
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[f]	3,533	3,533
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[f]	14,130	14,129
Wind Master Trust
5.31%, 07/25/07[f]	1,884	1,884

		348,723

TOTAL SHORT-TERM INVESTMENTS (Cost: $840,016)		840,016

TOTAL INVESTMENTS IN SECURITIES – 99.92% (Cost: $729,635,479)		804,918,814
Other Assets, Less Liabilities – 0.08%		680,505

NET ASSETS – 100.00%		$805,599,319

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[f]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2007

	iShares FTSE/Xinhua China 25 Index Fund	iShares MSCI EAFE Index Fund	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$4,906,999,104	$28,301,704,029	$362,771,870	$719,439,514
Affiliated issuers (Note 2)	98,762,173	199,485,305	6,824	10,195,965

Total cost of investments	$5,005,761,277	$28,501,189,334	$362,778,694	$729,635,479

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$6,363,691,582	$38,170,340,663	$411,016,011	$793,072,045
Affiliated issuers (Note 2)	103,384,654	276,164,875	6,824	11,846,769

Total value of investments	6,467,076,236	38,446,505,538	411,022,835	804,918,814
Foreign currencies, at value[b]	2,391,442	72,446,786	681,182	1,669,036
Receivables:
Investment securities sold	—	10,600,733	105,613	1,028,829
Dividends and interest	1,250,749	42,279,326	266,886	770,502
Capital shares sold	—	553,840	—	77,234

Total Assets	6,470,718,427	38,572,386,223	412,076,516	808,464,415

LIABILITIES
Payables:
Investment securities purchased	—	17,727,668	—	1,960,858
Collateral for securities on loan (Note 5)	1,131,444,126	470,536,551	1,294,171	659,562
Capital shares redeemed	137,922	—	—	—
Investment advisory fees (Note 2)	3,493,185	10,940,319	138,446	244,676

Total Liabilities	1,135,075,233	499,204,538	1,432,617	2,865,096

NET ASSETS	$5,335,643,194	$38,073,181,685	$410,643,899	$805,599,319

Net assets consist of:
Paid-in capital	$3,812,529,860	$28,331,959,272	$363,573,050	$720,514,455
Undistributed (distributions in excess of) net investment income	(2,659,895)	(51,276,241)	94,042	(917,443)
Undistributed net realized gain (accumulated net realized loss)	64,460,983	(152,979,726)	(1,267,510)	10,717,482
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,461,312,246	9,945,478,380	48,244,317	75,284,825

NET ASSETS	$5,335,643,194	$38,073,181,685	$410,643,899	$805,599,319

Shares outstanding	51,350,000	518,400,000	6,000,000	11,200,000

Net asset value per share	$103.91	$73.44	$68.44	$71.93

[a]	Securities on loan with market values of $1,031,091,382, $448,469,556, $1,228,769 and $626,040, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,394,155, $72,493,067, $680,355 and $1,670,263, respectively.

See notes to financial statements.

54	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2007

	iShares FTSE/Xinhua China 25 Index Fund	iShares MSCI EAFE Index Fund	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$33,085,334	$272,712,233	$2,356,115	$5,055,234
Dividends from affiliated issuers (Note 2)	—	3,282,652	—	90,234
Interest from affiliated issuers (Note 2)	121,319	426,649	4,155	7,346
Securities lending income	4,546,122	1,570,582	13,883	5,726

Total investment income	37,752,775	277,992,116	2,374,153	5,158,540

EXPENSES
Investment advisory fees (Note 2)	14,729,875	57,988,334	705,807	1,159,505

Total expenses	14,729,875	57,988,334	705,807	1,159,505

Net investment income	23,022,900	220,003,782	1,668,346	3,999,035

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	13,973,614	(21,882,477)	84,834	3,675,047
Investments in affiliated issuers (Note 2)	(1,061,412)	(12,434)	—	5,112
In-kind redemptions	121,049,235	—	—	8,809,485
Foreign currency transactions	2,784	4,901,593	49,576	90,523

Net realized gain (loss)	133,964,221	(16,993,318)	134,410	12,580,167

Net change in unrealized appreciation (depreciation) on:
Investments	1,005,685,716	4,182,553,982	38,762,102	67,057,220
Translation of assets and liabilities in foreign currencies	(2,332)	(1,005,892)	(8,320)	(22,691)

Net change in unrealized appreciation (depreciation)	1,005,683,384	4,181,548,090	38,753,782	67,034,529

Net realized and unrealized gain	1,139,647,605	4,164,554,772	38,888,192	79,614,696

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,162,670,505	$4,384,558,554	$40,556,538	$83,613,731

[a]	Net of foreign withholding tax of $–, $15,077,667, $106,821 and $342,983, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE/Xinhua China 25 Index Fund		iShares MSCI EAFE Index Fund
	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$23,022,900	$50,847,625	$220,003,782	$663,739,560
Net realized gain (loss)	133,964,221	48,136,877	(16,993,318)	679,430,810
Net change in unrealized appreciation (depreciation)	1,005,683,384	358,547,348	4,181,548,090	3,521,912,454

Net increase in net assets resulting from operations	1,162,670,505	457,531,850	4,384,558,554	4,865,082,824

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(65,514,203)	(27,301,474)	(769,182,031)	(426,787,928)

Total distributions to shareholders	(65,514,203)	(27,301,474)	(769,182,031)	(426,787,928)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,559,155,293	1,933,830,791	5,136,988,427	8,873,661,857
Cost of shares redeemed	(294,080,271)	(391,601,168)	—	(1,712,628,875)

Net increase in net assets from capital share transactions	1,265,075,022	1,542,229,623	5,136,988,427	7,161,032,982

INCREASE IN NET ASSETS	2,362,231,324	1,972,459,999	8,752,364,950	11,599,327,878
NET ASSETS
Beginning of period	2,973,411,870	1,000,951,871	29,320,816,735	17,721,488,857

End of period	$5,335,643,194	$2,973,411,870	$38,073,181,685	$29,320,816,735

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,659,895)	$39,831,408	$(51,276,241)	$497,902,008

SHARES ISSUED AND REDEEMED
Shares sold	16,400,000	27,150,000	72,000,000	146,400,000
Shares redeemed	(3,100,000)	(5,400,000)	—	(28,200,000)

Net increase in shares outstanding	13,300,000	21,750,000	72,000,000	118,200,000

See notes to financial statements.

56	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Growth Index Fund		iShares MSCI EAFE Value Index Fund
	Six months ended January 31, 2007 (Unaudited)	Period from August 1, 2005[a] to July 31, 2006	Six months ended January 31, 2007 (Unaudited)	Period from August 1, 2005[a] to July 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,668,346	$2,714,386	$3,999,035	$6,919,493
Net realized gain	134,410	221,471	12,580,167	3,528,693
Net change in unrealized appreciation (depreciation)	38,753,782	9,490,535	67,034,529	8,250,296

Net increase in net assets resulting from operations	40,556,538	12,426,392	83,613,731	18,698,482

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,132,532)	(185,328)	(11,447,878)	(406,634)

Total distributions to shareholders	(4,132,532)	(185,328)	(11,447,878)	(406,634)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	127,355,933	259,573,684	436,664,907	405,595,376
Cost of shares redeemed	—	(24,950,788)	(56,337,675)	(70,780,990)

Net increase in net assets from capital share transactions	127,355,933	234,622,896	380,327,232	334,814,386

INCREASE IN NET ASSETS	163,779,939	246,863,960	452,493,085	353,106,234
NET ASSETS
Beginning of period	246,863,960	—	353,106,234	—

End of period	$410,643,899	$246,863,960	$805,599,319	$353,106,234

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$94,042	$2,558,228	$(917,443)	$6,531,400

SHARES ISSUED AND REDEEMED
Shares sold	2,000,000	4,400,000	6,400,000	6,800,000
Shares redeemed	—	(400,000)	(800,000)	(1,200,000)

Net increase in shares outstanding	2,000,000	4,000,000	5,600,000	5,600,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE/Xinhua China 25 Index Fund
	Six months ended Jan. 31, 2007 (Unaudited)	Year ended Jul. 31, 2006	Period from Oct. 5, 2004[a] to Jul. 31, 2005
Net asset value, beginning of period	$78.14	$61.41	$53.60

Income from investment operations:
Net investment income	0.53 [b]	1.84 [b]	0.99
Net realized and unrealized gain[c]	26.55	16.14	6.82

Total from investment operations	27.08	17.98	7.81

Less distributions from:
Net investment income	(1.31)	(1.25)	—

Total distributions	(1.31)	(1.25)	—

Net asset value, end of period	$103.91	$78.14	$61.41

Total return	34.68%[d]	29.81%	14.57%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,335,643	$2,973,412	$1,000,952
Ratio of expenses to average net assets[e]	0.74%	0.74%	0.78%
Ratio of net investment income to average net assets[e]	1.16%	2.62%	2.97%
Portfolio turnover rate[f]	22%	45%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Six months ended Jan. 31, 2007 (Unaudited)	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005[b]	Year ended Jul. 31, 2004[b]	Year ended Jul. 31, 2003[b]	Period from Aug. 14, 2001[a] to Jul. 31, 2002[b]
Net asset value, beginning of period	$65.68	$54.00	$45.49	$36.88	$35.41	$42.54

Income from investment operations:
Net investment income	0.46 [c]	1.70 [c]	0.97	0.65	0.86	0.31
Net realized and unrealized gain (loss)[d]	8.83	11.09	8.34	8.48	1.24	(7.36)

Total from investment operations	9.29	12.79	9.31	9.13	2.10	(7.05)

Less distributions from:
Net investment income	(1.53)	(1.11)	(0.80)	(0.52)	(0.63)	(0.08)

Total distributions	(1.53)	(1.11)	(0.80)	(0.52)	(0.63)	(0.08)

Net asset value, end of period	$73.44	$65.68	$54.00	$45.49	$36.88	$35.41

Total return	14.18%[e]	23.91%	20.53%	24.81%	6.17%	(16.57)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$38,073,182	$29,320,817	$17,721,489	$8,733,741	$3,009,772	$3,803,438
Ratio of expenses to average net assets[f]	0.35%	0.35%	0.36%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[f]	1.32%	2.77%	2.57%	2.34%	2.31%	1.87%
Portfolio turnover rate[g]	2%	7%	8%	7%	8%	8%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005.
[c]	Based on average shares outstanding throughout the period.
[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth Index Fund
	Six months ended Jan. 31, 2007 (Unaudited)	Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$61.72	$50.88

Income from investment operations:
Net investment income[b]	0.31	1.34
Net realized and unrealized gain[c]	7.10	9.73

Total from investment operations	7.41	11.07

Less distributions from:
Net investment income	(0.69)	(0.23)

Total distributions	(0.69)	(0.23)

Net asset value, end of period	$68.44	$61.72

Total return	12.02%[d]	21.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$410,644	$246,864
Ratio of expenses to average net assets[e]	0.40%	0.40%
Ratio of net investment income to average net assets[e]	0.95%	2.25%
Portfolio turnover rate[f]	18%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value Index Fund
	Six months ended Jan. 31, 2007 (Unaudited)	Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$63.05	$51.00

Income from investment operations:
Net investment income[b]	0.48	2.61
Net realized and unrealized gain[c]	9.59	9.69

Total from investment operations	10.07	12.30

Less distributions from:
Net investment income	(1.19)	(0.25)

Total distributions	(1.19)	(0.25)

Net asset value, end of period	$71.93	$63.05

Total return	15.99%[d]	24.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$805,599	$353,106
Ratio of expenses to average net assets[e]	0.40%	0.40%
Ratio of net investment income to average net assets[e]	1.38%	4.34%
Portfolio turnover rate[f]	12%	31%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of January 31, 2007, the Trust offered 101 investment portfolios or funds.

These financial statements relate only to the iShares FTSE/Xinhua China 25, iShares MSCI EAFE, iShares MSCI EAFE Growth and iShares MSCI EAFE Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

62	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2007.

The Funds had tax basis net capital loss carryforwards as of July 31, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
FTSE/Xinhua China 25	$—	$—	$—	$24,428,042	$24,428,042
MSCI EAFE	15,462,529	35,720,616	1,074,403	—	52,257,548
MSCI EAFE Growth	—	—	—	34,934	34,934
MSCI EAFEValue	—	—	—	45,650	45,650

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

For the six months ended January 31, 2007, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended January 31, 2007 are disclosed in the Funds’ Statements of Operations.

As of January 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
FTSE/Xinhua China 25	$5,045,238,485	$1,425,905,781	$(4,068,030)	$1,421,837,751
MSCI EAFE	28,673,876,583	9,853,812,450	(81,183,495)	9,772,628,955
MSCI EAFE Growth	363,675,095	51,751,615	(4,403,875)	47,347,740
MSCI EAFE Value	731,369,877	78,838,047	(5,289,110)	73,548,937

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

64	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares FTSE/Xinhua China 25, iShares MSCI EAFE Growth and iShares MSCI EAFE Value Index Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
FTSE/Xinhua China 25	0.74%
MSCI EAFE Growth	0.40
MSCI EAFE Value	0.40

For its investment advisory services to the iShares MSCI EAFE Index Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE/Xinhua China 25	$4,546,122
MSCI EAFE	1,570,582
MSCI EAFE Growth	13,883
MSCI EAFE Value	5,726

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, or issuers of which a Fund owns 5% or more of the outstanding voting securities, for the six months ended January 31, 2007.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
FTSE/Xinhua China 25
IMMF	696	502,005	501,161	1,540	$1,540,153	$121,319	$—
Zijin Mining Group Co. Ltd. Class H	—	191,724	27,404	164,320	101,844,501	—	(1,061,412)
MSCI EAFE
Barclays PLC	16,388	2,638	129	18,897	273,723,130	3,282,652	(12,434)
IMMF	3,903	2,277,775	2,279,236	2,442	2,441,745	426,649	—
MSCI EAFE Growth
IMMF	28	20,935	20,956	7	6,824	4,155	—
MSCI EAFEValue
Barclays PLC	396	416	7	805	11,666,315	90,234	5,112
IMMF	148	39,811	39,779	180	180,454	7,346	—

As of January 31, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2007 were as follows:

iShares Index Fund	Purchases	Sales
FTSE/Xinhua China 25	$918,370,375	$890,132,188
MSCI EAFE	637,390,458	1,121,075,195
MSCI EAFE Growth	60,789,470	60,398,152
MSCI EAFE Value	107,258,652	65,822,100

66	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE/Xinhua China 25	$1,491,706,187	$292,629,124
MSCI EAFE	5,084,243,978	—
MSCI EAFE Growth	124,336,152	—
MSCI EAFE Value	378,266,768	46,335,087

4. CAPITAL SHARE TRANSACTIONS

As of January 31, 2007, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of January 31, 2007, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of January 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The SEC staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

68	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	69

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 100 (OEF)
iShares S&P 500 (IVV)
iShares S&P 500 Growth (IVW)
iShares S&P 500 Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400 Growth (IJK)
iShares S&P MidCap 400 Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600 Growth (IJT)
iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Services Sector (IYC)
iShares Dow Jones U.S. Consumer Goods Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Dow Jones U.S. Total Market (IYY)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds
iShares Dow Jones U.S. Aerospace & Defense (ITA)
iShares Dow Jones U.S. Broker-Dealers (IAI)
iShares Dow Jones U.S. Healthcare Providers (IHF)
iShares Dow Jones U.S. Home Construction (ITB)
iShares Dow Jones U.S. Insurance (IAK)
iShares Dow Jones U.S. Medical Devices (IHI)
iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)
iShares Dow Jones U.S. Oil Equipment & Services (IEZ)
iShares Dow Jones U.S. Pharmaceuticals (IHE)
iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds
iShares S&P Global 100 (IOO)
iShares S&P Global Consumer Discretionary Sector (RXI)
iShares S&P Global Consumer Staples Sector (KXI)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Industrials Sector (EXI)
iShares S&P Global Materials Sector (MXI)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)
iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)
iShares Russell Microcap™ (IWC)

iShares International Country Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds
iShares Lehman Aggregate (AGG)
iShares Lehman Short Treasury (SHV)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 3-7 Year Treasury (IEI)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 10-20 Year Treasury (TLH)
iShares Lehman 20+ Year Treasury (TLT)
iShares Lehman TIPS (TIP)
iShares Lehman Credit (CFT)
iShares Lehman 1-3 Year Credit (CSJ)
iShares Lehman Intermediate Credit (CIU)
iShares iBoxx $ Investment Grade Corporate (LQD)
iShares Lehman Government/Credit (GBF)
iShares Lehman Intermediate Government/Credit (GVI)

iShares Specialty Index Funds
iShares KLD Select SocialSM (KLD)
iShares KLD 400 Social (DSI)
iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds
iShares MSCI EAFE (EFA)
iShares MSCI EAFE Growth (EFG)
iShares MSCI EAFE Value (EFV)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI Pacific ex-Japan (EPP)
iShares S&P Europe 350 (IEV)
iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds
iShares NYSE Composite (NYC)
iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange LLC, Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. “Goldman Sachs®” is a trademark of Goldman, Sachs & Co. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

4189-iS-0307

70	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE/Xinhua Index Limited (“FXI”) or Morgan Stanley Capital International, not do these companies make any representation regarding the advisability of investing in the iShares Funds. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited.

©2007 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares FTSE/Xinhua China 25 Index Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Funds’ website. The iShares MSCI EAFE Series discloses its complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

For more information visit our website

or call 1-800-iShares (1-800-474-2737)

www.iShares.com

iShares™ BARCLAYS

BGI-F-063-03007

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Schedule of Investments.

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating and Governance Committee of The Registrant’s Board of Trustees (the “Nominating and Governance Committee”) is charged with identifying nominees to serve as Board members and recommending such nominees to the Board. The Board believes that shareholders as a group are best served by the efficient allocation of Registrant and Board resources. As such, the Board is not required to consider any person nominated by any shareholder of the Registrant (acting solely in the capacity as shareholder and not in any other capacity) to serve as an independent Trustee, although the Nominating and Governance Committee may consider any such person if the Nominating and Governance Committee deems it appropriate after considering all circumstances the Nominating and Governance Committee’s members deem relevant.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date:	March 21, 2007

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	March 21, 2007